UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2014

Item 1:	Report(s) to Shareholders.

2014 LORD ABBETT

ANNUAL REPORT

Lord Abbett

Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Income Fund

High Yield Municipal Bond Fund

California Tax Free Income Fund

New Jersey Tax Free Income Fund

New York Tax Free Income Fund

For the fiscal year ended September 30, 2014

Table of Contents

1	A Letter to Shareholders
8	Investment Comparisons
16	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating
Schedules of Investments:
25	Short Duration Tax Free Fund
39	Intermediate Tax Free Fund
60	AMT Free Municipal Bond Fund
69	National Tax Free Fund
84	High Yield Municipal Bond Fund
101	California Tax Free Fund
107	New Jersey Tax Free Fund
112	New York Tax Free Fund
119	Footnotes to Schedules of Investments
120	Statements of Assets and Liabilities
124	Statements of Operations
126	Statements of Changes in Net Assets
132	Financial Highlights
167	Notes to Financial Statements
186	Report of Independent Registered Public Accounting Firm
187	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund

Annual Report

For the fiscal year ended September 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended September 30, 2014. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Municipal Bond Market Review

The municipal bond market for the 12-month period was influenced by the Federal Reserve’s commitment to keeping short-term rates near 0%, which has anchored the front end of both the Treasury and municipal yield curves at very low levels. Historically, the municipal and Treasury markets have tended to move in tandem, but, recently, municipal yields have been above those of Treasury securities across all maturities. With municipal credit quality generally stable over the last three years and throughout much of this twelve-month period, investors have been willing to reach down in credit quality in an effort to find higher yields in the low interest rate environment. The desire for income, at a time when the yield curve remains steep, also made bonds with longer maturities attractive.

After experiencing 31 consecutive weeks of net outflows from municipal bond funds in 2013, the municipal market in the calendar year-to-date period has benefited from favorable technicals. Municipal bond issuance for the calendar year-to-date period ended September 30, 2014, totaled approximately $227 billion, a 10.5% decrease in issuance compared with the prior calendar year-to-date period. Refunding issuance declined approximately 12% over the same period despite the recent uptick due to the drop in interest rates. Demand has been supported by cross-over buyers and retail investors who are drawn by attractive yields across maturities.

Despite negative headlines regarding a few large municipalities, municipal bond defaults have remained exceedingly rare within the investment-grade segment of the market. While there are pockets of distress in the municipal bond market, the general trend has been one of improving credit fundamentals as demonstrated by 10 consecutive quarters of rising state and local tax revenues through early 2014.

The average national unemployment rate has fallen to 5.9% as of September 30, 2014, making it the first time that unemployment has been below 6% since July 2008. Total nonfarm payroll employment rose by 248,000 in September 2014, compared with an average monthly gain of 213,000 over the prior 12 months. Real gross domestic product (GDP) increased 4.6% in the second calendar quarter, which was in stark contrast to the 2.1% decrease in the first quarter.

The table below shows each Fund’s performance relative to its benchmark for the fiscal year ended September 30, 2014.

	Class A Shares at NAV 9/30/2014 12-Mo. Returns	Lipper Funds Average[1]	Barclays Muni Bond Index[2]	Barclays 1-15 Yr. Muni Bond Index[3]	Barclays High Yield Muni Bond Index[4]	Barclays Muni Bond Short 1-5 Yr. Index[5]
Short Duration Tax Free Fund	1.85%	1.29%	—	—	—	1.92%
Intermediate Tax Free Fund	7.09	5.44	—	5.77%	—	—
AMT Free Municipal Bond Fund	9.76	8.85	7.93%	—	—	—
National Tax Free Fund	10.87	8.85	7.93	—	—	—
High Yield Municipal Bond Fund	12.54	12.09	—	—	11.96%	—
California Tax Free Fund	11.29	10.56	7.93	—	—	—
New Jersey Tax Free Fund	9.87	8.47	7.93	—	—	—
New York Tax Free Fund	9.73	8.83	7.93	—	—	—

Short Duration Tax Free Fund

Short Duration Tax Free Fund underperformed its benchmark, the Barclays Municipal Bond Short 1-5 Year Index,5 during the 12-month period. The Fund’s exposure to bonds shorter than three years had lower absolute returns, as a historically steep yield curve encouraged investors to extend maturities. The Fund’s bonds with maturities of five years and longer outperformed, as yields declined more in longer-maturity bonds than shorter-maturity bonds. The Fund’s overweight to bonds rated ‘BBB’ and lower positively contributed to relative performance. With regard to sectors, state general obligation and health care bonds were among the strongest contributors to absolute returns, while electric revenue bonds detracted the most.

Intermediate Tax Free Fund

Intermediate Tax Free Fund outperformed its benchmark, the Barclays 1-15 Year Municipal Bond Index,3 during the 12-month period. The Fund’s exposure to bonds with maturities longer than seven years contributed to absolute performance, as yields declined more in longer-maturity bonds than shorter-maturity bonds. The Fund’s bonds with maturities of less than five years had lower absolute returns. The Fund’s overweight to lower-quality bonds contributed to relative performance, as there was strong demand for lower-rated credits. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while water and sewer and electric revenue bonds contributed the least.

AMT Free Municipal Bond Fund

AMT Free Municipal Bond Fund outperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to bonds with maturities longer than 25 years contributed to absolute performance, as yields declined more in longer-maturity bonds than shorter-maturity bonds. The Fund’s bonds with maturities of less than five years had lower absolute returns. The Fund’s overweight to lower-quality bonds contributed to relative performance, as there was strong demand for lower-rated credits. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while electric revenue bonds detracted from absolute performance.

National Tax Free Fund

National Tax Free Fund outperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to bonds with maturities longer than 25 years contributed to absolute performance, as yields declined more in longer-maturity bonds than shorter-maturity bonds. The Fund’s bonds with maturities of less than five years had lower absolute returns.

Furthermore, the Fund’s overweight to lower-quality bonds contributed to relative performance, as there was strong demand for lower-rated credits. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while tobacco bonds contributed the least.

High Yield Municipal Bond Fund

High Yield Municipal Bond Fund outperformed its benchmark, the Barclays High Yield Municipal Bond Index,4 during the 12-month period. The Fund’s exposure to bonds with maturities longer than 25 years contributed to absolute performance, as yields declined more in longer-maturity bonds than shorter-maturity bonds. The Fund’s bonds with maturities of less than five years had lower absolute returns. Furthermore, high yield municipal bonds generally benefited from strong demand for lower-rated credits. With regard to sectors, senior living bonds were among the strongest contributors to absolute returns, while hotel bonds detracted from absolute performance.

California Tax Free Fund

California Tax Free Fund outperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to bonds with maturities longer than 25 years contributed to absolute performance, as yields declined more in longer-maturity bonds than shorter-maturity bonds. The Fund’s bonds with maturities of less than thirteen years had lower absolute returns. The Fund’s overweight to lower-quality bonds contributed to relative performance, as there was strong demand for lower-rated credits. With regard to sectors, state general obligation bonds were among the strongest contributors to absolute returns, while sales tax bonds contributed the least.

General obligation debt issued by the State of California was rated ‘Aa3’ by Moody’s and ‘A’ by Standard & Poor’s, as of September 30, 2014. During the period, California’s bonds were upgraded to ‘Aa3’ from ‘A1’ by Moody’s. Moody’s cited the state’s rapidly improving financial position and robust employment growth in making the upgrade.

Although California’s unemployment rate is higher than that of most other states, it boasted GDP of $2.2 trillion in 2013, which had grown by 2% throughout the year. The state’s economy continues to benefit from an above-average share of jobs in the information industry, due in part to the state’s leadership in technology.

New Jersey Tax Free Fund

New Jersey Tax Free Fund outperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to bonds with maturities longer than 25 years contributed to absolute performance, as yields declined more in longer-maturity bonds than shorter-maturity bonds. The Fund’s bonds with maturities of less than twelve years had lower absolute returns. The Fund’s overweight to lower-quality bonds contributed to relative performance, as there was strong demand for lower-rated credits. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while student loan and IOU bonds contributed the least on an absolute basis.

General obligation debt issued by the State of New Jersey was rated ‘A1’ by Moody’s and ‘A’ by Standard & Poor’s, as of September 30, 2014. During the period, New Jersey’s bonds were downgraded to ‘A’ from ‘A+’ by Standard & Poor’s. Standard & Poor’s cited the state’s increased pressure in managing its long-term liabilities in making the downgrade.

As of August 2014, the Bureau of Labor Statistics reported the New Jersey unemployment rate at 6.6% for the state, down from 8.4% in September 2013. However, New Jersey’s unemployment rate remains above the national average of 5.9%. Despite shortfalls in revenue, the state continues to benefit from a diverse economic base and high wealth levels.

New York Tax Free Fund

New York Tax Free Fund outperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to bonds with maturities longer than 25 years contributed to absolute performance, as yields declined more in longer-maturity bonds than shorter-maturity bonds. The Fund’s bonds with maturities of less than thirteen years had lower absolute returns. The Fund’s overweight to lower-quality bonds contributed to relative performance, as there was strong demand for lower-rated credits. With regard to sectors, private higher education bonds were among the strongest contributors to absolute returns, while IOU bonds contributed the least.

General obligation debt issued by the State of New York was rated ‘Aa1’ by Moody’s and ‘AA+’ by Standard & Poor’s, as of September 30, 2014. During the period, New York’s bonds were upgraded to ‘AA+’ by Standard & Poor’s from ‘AA’. Standard & Poor’s cited the state’s improved structural budget balance in making the upgrade.

As of August 2014, the Bureau of Labor Statistics reported the New York unemployment rate at 6.4% for the state, down from 7.6% in September 2013. However, New York’s unemployment rate remains above the national average of 5.9%.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance, calculates fund rankings and is a global leader in benchmarking and classifying mutual funds. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2 The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. Bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

3 The Barclays 1-15 Year Municipal Bond Index is the 1-15 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

4 The Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds. The Barclays High Yield Municipal Bond Index is a subset of the Barclays Municipal Bond Index; a rules-based, market value-weighted index engineered for the long-term tax-exempt bond market.

5 The Barclays Municipal Bond Short 1-5 Year Index is the 1-5 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2014. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2014

	1 Year	5 Years	Life of Class
Class A4	-0.44%	1.48%	2.27%
Class C5	0.20%	1.24%	1.94%
Class F6	1.95%	2.04%	2.78%
Class I6	2.04%	2.13%	2.88%

Standardized Yield for the Period Ended September 30, 2014

Class A	Class C	Class F	Class I
0.63%	0.02%	0.74%	0.84%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2014, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008.

5 Class C shares commenced operations on December 12, 2008. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began December 31, 2008. Performance for other periods is at net asset value.

6 Class F and Class I shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays 1-15 Year Municipal Bond Index assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A3	4.70%	4.04%	4.18%	—
Class B4	1.35%	3.36%	3.78%	—
Class C5	5.42%	3.80%	3.68%	—
Class F6	7.20%	4.63%	—	5.26%
Class I7	7.41%	—	—	5.92%
Class P8	6.94%	4.30%	4.21%	—

Standardized Yield for the Period Ended September 30, 2014

Class A	Class B	Class C	Class F	Class I	Class P
2.45%	1.72%	1.88%	2.60%	2.70%	2.27%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2014, is calculated using the SEC required uniform method to compute such return.

4 Performance reflects the deduction of CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

8 Performance is at net asset value.

AMT Free Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2014

	1 Year	Life of Class
Class A4	7.26%	5.01%
Class C5	7.97%	4.82%
Class F6	9.87%	5.73%
Class I6	9.97%	5.86%

Standardized Yield for the Period Ended September 30, 2014

Class A	Class C	Class F	Class I
3.65%	3.10%	3.81%	3.94%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2014, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010.

5 Class C shares Commenced operations on October 26, 2010. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began October 29, 2010. Performance for other periods is at net asset value.

6 Class F and Class I shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A4	8.41%	5.38%	4.17%	—
Class B5	5.06%	4.68%	3.78%	—
Class C6	9.17%	5.16%	3.73%	—
Class F7	10.98%	5.96%	—	5.06%
Class I8	11.07%	—	—	6.28%

Standardized Yield for the Period Ended September 30, 2014

Class A	Class B	Class C	Class F	Class I
3.53%	2.81%	2.99%	3.71%	3.34%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2014, is calculated using the SEC required uniform method to compute such return.

5 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays High Yield Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2014

	1 Year	5 Years	Life of Class
Class A4	10.02%	5.41%	2.55%
Class C5	10.74%	5.17%	2.34%
Class F6	12.54%	5.96%	2.23%
Class I7	12.44%	—	5.81%
Class P8	12.23%	5.66%	2.76%

Standardized Yield for the Period Ended September 30, 2014

Class A	Class C	Class F	Class I	Class P
4.51%	3.99%	4.71%	4.82%	4.39%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance. Performance for index is calculated from December 31, 2004 to September 30, 2014.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2014, is calculated using SEC required uniform method to compute such return. The Class A inception date is December 30, 2004.

5 Class C shares were first offered on December 30, 2004. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

8 Class P shares were first offered on December 30, 2004. Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A5	8.81%	5.13%	4.05%	—
Class C6	9.58%	4.91%	3.61%	—
Class F7	11.39%	5.70%	—	4.90%
Class I8	11.65%	—	—	8.92%

Standardized Yield for the Period Ended September 30, 2014

Class A	Class C	Class F	Class I
3.27%	2.73%	3.45%	2.99%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2014, is calculated using the SEC required uniform method to compute such return.

6 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A5	7.34%	4.30%	3.49%	—
Class F6	9.97%	4.87%	—	4.18%
Class I7	10.13%	—	—	7.35%

Standardized Yield for the Period Ended September 30, 2014

Class A	Class F	Class I
3.41%	3.58%	3.71%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2014, is calculated using the SEC required uniform method to compute such return.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A5	7.30%	4.42%	3.87%	—
Class C6	7.95%	4.22%	3.43%	—
Class F7	9.83%	5.02%	—	4.72%
Class I8	9.85%	—	—	7.11%

Standardized Yield for the Period Ended September 30, 2014

Class A	Class C	Class F	Class I
3.24%	2.69%	3.41%	3.51%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2014, is calculated using the SEC required uniform method to compute such return.

6 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations and performance for the Class began on January 30, 2011. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 through September 30, 2014).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/14 – 9/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/14	9/30/14	4/1/14 - 9/30/14
Class A
Actual	$1,000.00	$1,009.50	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class C
Actual	$1,000.00	$1,005.70	$6.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.53
Class F
Actual	$1,000.00	$1,009.40	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class I
Actual	$1,000.00	$1,009.80	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.65% for Class A, 1.29% for Class C, 0.55% for Class F and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2014

Credit Rating: S&P or Moody’s(a)	%*
AAA	7.94%
AA+	9.78%
AA	22.40%
AA-	15.10%
A+	10.46%
A	11.88%
A-	7.64%
BBB+	4.49%
BBB	2.68%

Credit Rating: S&P or Moody’s(a)	%*
BBB-	2.25%
BB+	1.36%
BB	1.04%
BB-	0.66%
B3	0.08%
CCC	0.05%
NR	2.19%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/14	9/30/14	4/1/14 - 9/30/14
Class A
Actual	$1,000.00	$1,038.80	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.55
Class B
Actual	$1,000.00	$1,035.60	$7.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.59
Class C
Actual	$1,000.00	$1,035.60	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.73
Class F
Actual	$1,000.00	$1,039.30	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class I
Actual	$1,000.00	$1,040.80	$2.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54
Class P
Actual	$1,000.00	$1,038.60	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.46	$4.66

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.50% for Class B, 1.33% for Class C, 0.60% for Class F, 0.50% for Class I and 0.92% for Class P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2014

Credit Rating: S&P or Moody’s(a)	%*
AAA	6.81%
AA+	4.99%
AA	14.19%
AA-	13.80%
A+	10.60%
A	10.09%
A-	8.03%
BBB+	6.63%
BBB	4.19%
BBB-	6.31%

Credit Rating: S&P or Moody’s(a)	%*
BB+	2.13%
BB	2.05%
BB-	1.75%
B+	0.70%
B	1.62%
B-	1.99%
CCC	0.38%
NR	3.74%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/14	9/30/14	4/1/14 - 9/30/14
Class A
Actual	$1,000.00	$1,055.20	$3.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class C
Actual	$1,000.00	$1,051.10	$6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.28
Class F
Actual	$1,000.00	$1,055.70	$2.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54
Class I
Actual	$1,000.00	$1,056.20	$2.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.24% for Class C, 0.50% for Class F and 0.40% Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2014

Credit Rating: S&P or Moody’s(a)	%*
AAA	2.20%
AA+	1.80%
AA	14.36%
AA-	13.59%
A+	11.94%
A	14.79%
A-	10.24%
BBB+	4.59%
BBB	7.83%
BBB-	7.78%

Credit Rating: S&P or Moody’s(a)	%*
BB+	2.93%
BB	3.02%
BB-	0.74%
B+	0.29%
B	0.51%
B-	1.08%
CCC	0.50%
NR	1.81%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/14	9/30/14	4/1/14 - 9/30/14
Class A
Actual	$1,000.00	$1,058.60	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.90
Class B
Actual	$1,000.00	$1,055.20	$8.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$7.94
Class C
Actual	$1,000.00	$1,055.30	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class F
Actual	$1,000.00	$1,059.10	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.40
Class I
Actual	$1,000.00	$1,059.50	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.26	$2.84

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.77% for Class A, 1.57% for Class B, 1.40% for Class C, 0.67% for Class F and 0.56% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2014

Credit Rating: S&P or Moody’s(a)	%*
AAA	2.41%
AA+	5.10%
AA	17.15%
AA-	12.76%
A+	8.90%
A	7.54%
A-	11.83%
BBB+	5.49%
BBB	7.85%
BBB-	10.37%
BB+	1.83%

Credit Rating: S&P or Moody’s(a)	%*
BB	1.21%
BB-	1.86%
B+	0.80%
B	0.61%
B-	0.82%
CCC	0.12%
C	0.01%
NR	3.34%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/14	9/30/14	4/1/14 - 9/30/14
Class A
Actual	$1,000.00	$1,068.60	$4.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.56
Class C
Actual	$1,000.00	$1,064.40	$7.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.74
Class F
Actual	$1,000.00	$1,068.20	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.06	$4.05
Class I
Actual	$1,000.00	$1,068.60	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class P
Actual	$1,000.00	$1,066.60	$5.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.62

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.90% for Class A, 1.53% for Class C, 0.80% for Class F, 0.68% for Class I and 1.11% for Class P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2014

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.70%
AA+	1.06%
AA	4.14%
AA-	5.35%
A+	1.47%
A	2.56%
A-	3.56%
BBB+	4.04%
BBB	4.67%
BBB-	9.20%
BB+	7.83%
BB	7.80%

Credit Rating: S&P or Moody’s(a)	%*
BB-	6.39%
B+	1.44%
B	5.32%
B-	6.43%
CCC	0.30%
C	0.05%
D	0.22%
NR	27.47%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/14	9/30/14	4/1/14 - 9/30/14
Class A
Actual	$1,000.00	$1,060.80	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.41
Class C
Actual	$1,000.00	$1,056.40	$7.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.59
Class F
Actual	$1,000.00	$1,061.30	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.90
Class I
Actual	$1,000.00	$1,062.00	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.76	$3.35

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.87% for Class A, 1.50% for Class C, 0.77% for Class F and 0.66% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2014

Credit Rating: S&P or Moody’s(a)	%*
AAA	1.98%
AA+	1.48%
AA	17.61%
AA-	23.30%
A+	15.09%
A	5.65%
A-	10.73%
BBB+	5.18%
BBB	3.12%

Credit Rating: S&P or Moody’s(a)	%*
BBB-	5.54%
BB+	0.93%
BB	2.47%
BB-	0.87%
B	0.65%
B-	1.87%
NR	3.53%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/14	9/30/14	4/1/14 - 9/30/14
Class A
Actual	$1,000.00	$1,049.40	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.20
Class F
Actual	$1,000.00	$1,049.90	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.41	$3.70
Class I
Actual	$1,000.00	$1,050.70	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.83% for Class A, 0.73% for Class F and 0.60% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2014

Credit Rating: S&P or Moody’s(a)	%*
AAA	4.96%
AA+	3.66%
AA	8.54%
AA-	10.94%
A+	11.14%
A	26.98%
A-	3.72%
BBB+	8.12%
BBB	3.76%

Credit Rating: S&P or Moody’s(a)	%*
BBB-	7.63%
BB	2.64%
BB-	0.16%
B+	0.68%
B	4.17%
NR	2.90%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/14	9/30/14	4/1/14 - 9/30/14
Class A
Actual	$1,000.00	$1,053.30	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.11	$4.00
Class C
Actual	$1,000.00	$1,050.10	$7.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$7.13
Class F
Actual	$1,000.00	$1,054.70	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.61	$3.50
Class I
Actual	$1,000.00	$1,054.30	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.79% for Class A, 1.41% for Class C, 0.69% for Class F and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2014

Credit Rating: S&P or Moody’s(a)	%*
AAA	14.42%
AA+	6.49%
AA	18.66%
AA-	18.25%
A+	3.42%
A	7.10%
A-	7.66%
BBB+	3.92%
BBB	2.70%
BBB-	6.32%

Credit Rating: S&P or Moody’s(a)	%*
BB+	2.38%
BB	3.12%
BB-	0.76%
B+	0.55%
B	0.56%
B-	0.80%
CCC	0.24%
NR	2.65%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 85.89%

Corporate-Backed 6.18%
Beaver Co IDA–FirstEnergy Rmkt	2.50%		12/1/2041	BBB-	$8,000	$8,149,360
Beaver Co IDA–FirstEnergy Rmkt	2.70%		4/1/2035	BBB-	12,000	12,213,120
Burke Co Dev–GA Power	1.75%		12/1/2049	A	10,000	10,164,700
Burke Co Dev–GA Transmission	1.25%		1/1/2052	AA-	7,250	7,275,012
Burke Co Dev–Oglethorpe Power	2.40%		1/1/2040	A	3,005	3,035,952
CA Poll Ctl–Republic Svcs†	0.30%	#	8/1/2024	BBB+	5,000	5,000,000
CA Poll Ctl–Waste Mgmt	1.55%		2/1/2019	A-	3,000	3,013,770
Charles City Co EDA–Waste Mgmt	3.125%		2/1/2029	A-	5,000	5,238,000
Citizens Property Insurance Corp	4.25%		6/1/2017	A+	2,690	2,927,150
Citizens Property Insurance Corp	5.00%		6/1/2017	A+	19,925	22,112,765
Citizens Property Insurance Corp	5.00%		6/1/2018	A+	8,000	9,079,440
Citizens Property Insurance Corp	5.50%		6/1/2017	A+	3,365	3,774,857
Farmington Poll Ctl–So Cal Edison	2.875%		4/1/2029	Aa3	7,500	7,593,075
Gloucester Co Impt Auth–Waste Mgmt	2.125%		12/1/2029	A-	4,500	4,640,040
Gulf Coast Waste Disp–US Steel	5.75%		9/1/2017	BB-	6,850	7,286,482
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	BB-	4,780	5,076,217
IL Fin Auth–Prairie Power Rmkt	1.30%		7/1/2042	A	6,500	6,563,245
Mobile Indl Poll Ctl–AL Power Co Rmkt	1.65%		6/1/2034	A1	3,000	3,055,440
NY Env Facs–Waste Mgmt	2.75%		7/1/2017	A-	1,000	1,041,990
St Charles Parish–Valero Energy	4.00%		12/1/2040	BBB	3,500	3,777,655
Valdez Marine Term–BP Rmkt	5.00%		1/1/2018	A	9,075	10,330,798
WV Poll Ctl–Appalachian Pwr(c)	1.625%		10/1/2022	Baa1	2,500	2,506,850
Total						143,855,918

Education 5.68%
AZ Brd Regents COP–Univ of AZ	4.00%		6/1/2017	Aa3	2,050	2,228,596
AZ Brd Regents COP–Univ of AZ	4.00%		6/1/2018	Aa3	2,140	2,372,661
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2017	Aa3	5,750	6,402,280
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2018	Aa3	3,215	3,679,889
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	6,048,450
Clarion Co IDA–Clarion Univ Hsg BANS	1.05%		5/1/2016	NR	5,000	5,002,650
Cleveland State Univ	5.00%		6/1/2018	A+	1,000	1,121,550
Cleveland State Univ	5.00%		6/1/2019	A+	1,265	1,440,316
CT Hlth & Ed–Yale Univ	0.80%		7/1/2048	AAA	6,000	6,021,720
Curators Univ Sys	5.00%		11/1/2019	AA+	5,000	5,908,850

See Notes to Financial Statements.	25

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Education (continued)
Harris Co Cultural Ed–Baylor Clg / Med	1.09%	#	11/15/2045	A-	$12,475	$12,510,180
MA DFA–Boston Univ	2.875%		10/1/2014	A1	1,595	1,595,000
MA Hlth & Ed–Amherst Clg	1.70%		11/1/2038	Aaa	4,695	4,769,228
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR	650	694,324
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	1,135	1,191,466
NC Cap Facs–High Point Univ	4.00%		5/1/2017	BBB+	2,785	2,948,758
NC Cap Facs–High Point Univ	5.00%		5/1/2018	BBB+	1,640	1,817,415
NY Dorm–CUNY (NPFGC)	5.00%		7/1/2015	AA	1,565	1,621,215
PA HI Ed–Univ of Penn	5.00%		9/1/2017	AA+	5,025	5,657,396
PR Indl Tourist–Inter American Univ	4.00%		10/1/2014	A-	500	500,000
PR Indl Tourist–Inter American Univ	5.00%		10/1/2015	A-	800	818,016
PR Indl Tourist–Inter American Univ	5.00%		10/1/2016	A-	1,000	1,037,850
PR Indl Tourist–Inter American Univ	5.00%		10/1/2018	A-	2,500	2,623,450
Texas A&M Univ	5.00%		5/15/2019	Aaa	7,200	8,449,848
Univ of Delaware	0.70%		11/1/2037	AA+	8,175	8,180,150
Univ of North Carolina–Chapel Hill	0.854%	#	12/1/2041	AAA	25,000	25,399,500
Univ Sys of MD	1.25%		7/1/2023	AA+	8,100	8,140,581
Wayne State Univ	5.00%		11/15/2015	Aa2	3,975	4,177,129
Total						132,358,468

General Obligation 22.76%
CA State GO	5.00%		9/1/2018	Aa3	3,750	4,334,850
CA State GO	5.00%		9/1/2018	Aa3	7,500	8,669,700
CA State GO	5.00%		9/1/2018	Aa3	8,050	9,305,478
CA State GO	5.00%		10/1/2018	Aa3	6,600	7,645,242
CA State GO	5.00%		11/1/2018	Aa3	12,150	14,102,991
CA State GO	5.00%		2/1/2019	Aa3	14,750	17,181,242
CA State GO	5.00%		9/1/2020	Aa3	10,000	11,935,100
CA State GO	5.50%		4/1/2019	Aa3	8,715	10,379,391
CA State GO	6.00%		4/1/2019	Aa3	2,500	3,032,075
Carmel Sch Bld Corp (AGM)	4.75%		7/15/2019	AA	6,105	6,550,054
Chicago Brd Ed	5.00%		12/1/2014	A+	2,255	2,272,612
Chicago GO (AGM)	5.00%		1/1/2017	AA	9,000	9,093,780
Clark Co Sch Dist Ltd Tax	5.00%		6/15/2016	AA-	7,500	8,079,900
Cook Co GO	5.00%		11/15/2017	AA	5,010	5,600,428
Cook Co Sch Dist #99–Cicero (AGM)	5.00%		12/1/2014	Aa3	1,690	1,703,402
CT State GO	5.00%		8/15/2021	AA	5,000	5,993,300
CT State GO (SIFMA)	0.96%	#	5/15/2018	AA	4,000	4,088,040

26	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

				Credit Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
General Obligation (continued)
Cumberland Co COP	4.00%		12/1/2014	AA	$3,500	$3,520,195
Detroit–State Aid GO	5.00%		11/1/2015	AA	6,775	6,923,305
Douglas Co Sch Dist #206–Eastmont (NPFGC)(FGIC)	5.00%		12/1/2014	Aa1	1,000	1,008,020
Douglas Co SD	4.00%		11/15/2018	Aa1	5,085	5,698,709
Georgia GO	5.00%		2/1/2019	AAA	10,000	11,689,900
Goose Creek CISD PSF GTD	3.00%		2/15/2035	AAA	10,475	11,095,539
Guam GO	5.75%		11/15/2014	BB-	895	899,278
HI State GO	5.00%		11/1/2021	AA	5,000	6,047,650
Houston–Indep Sch Dist PSF GTD	5.00%		2/15/2019	AAA	8,570	10,019,016
Houston GO	5.00%		3/1/2018	AA+	7,365	8,401,108
IL State GO	5.00%		8/1/2016	A-	7,000	7,484,610
IL State GO	5.00%		7/1/2017	A-	6,000	6,586,260
IL State GO	5.00%		10/1/2017	A-	4,575	4,591,195
IL State GO	5.00%		2/1/2020	A-	575	640,199
IL State GO (AGM)	5.50%		5/1/2016	AA	7,000	7,483,840
Kane Cook & Du Page Co Sch Dist #46	4.00%		1/1/2015	AA-	9,450	9,535,617
Kansas City MO GO	4.00%		2/1/2018	AA	9,000	9,937,530
Katy ISD PSF GTD	0.754%	#	8/15/2036	AAA	20,000	20,034,400
Los Angeles USD	5.00%		7/1/2017	Aa2	10,000	11,239,600
Los Angeles USD	5.00%		7/1/2018	Aa2	8,000	9,252,960
MA State GO	0.24%	#	8/1/2043	AA+	14,000	14,001,820
Madison Co CUSD #2–Triad (NPFGC)(FGIC)	5.25%		1/1/2015	AA-	2,035	2,050,812
Miami Dade Co GO	4.25%		10/1/2017	AA	6,320	6,952,000
MS Dev Bank–Marshall Co	5.00%		1/1/2018	AA-	2,225	2,514,495
NJ State GO	5.00%		6/1/2019	A1	13,400	15,555,926
Northside ISD PSF GTD	2.00%		6/1/2039	Aaa	1,040	1,061,902
Northside ISD PSF GTD	2.00%		8/1/2044	Aaa	5,285	5,407,559
NY Dorm–Sch Dist (AGM)	4.00%		10/1/2017	AA	2,255	2,468,098
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2018	AA	1,350	1,553,486
NYC GO	5.00%		8/1/2017	AA	5,890	6,599,627
NYC GO	5.00%		8/1/2018	AA	10,000	11,494,300
NYC GO	5.00%		8/1/2019	AA	14,885	17,415,748
NYC GO	5.00%		8/1/2019	AA	5,585	6,534,562
NYC GO	5.00%		8/1/2021	AA	7,410	8,827,162
OH State GO	5.00%		9/15/2018	AA+	6,200	7,192,124
PA State GO	5.00%		11/15/2017	AA-	10,000	11,310,000

See Notes to Financial Statements.	27

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
General Obligation (continued)
PA State GO	5.00%		7/1/2019	AA-		$7,500	$8,791,500
Pittsburgh PA Sch District	4.00%		9/1/2018	Aa3		7,090	7,814,740
PR Pub Bldg Auth GTD (AMBAC)	5.50%		7/1/2016	BB		1,865	1,903,661
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1		5,500	5,895,505
RI State GO	5.00%		8/1/2017	AA		5,000	5,608,400
RI State GO	5.00%		8/1/2018	AA		5,000	5,759,350
San Francisco City & Co GO	5.00%		6/15/2018	AA+		8,725	10,068,650
Shelby Co GO	4.75%		3/1/2018	AA+		5,525	6,253,913
South San Francisco USD	4.00%		6/15/2018	NR		6,165	6,882,791
Toledo GO	1.375%		10/22/2014	NR		4,590	4,592,846
Vale Verde USD	3.00%		8/1/2018	NR		4,000	4,151,160
Virgin Islands PFA–Tobacco & Liq Tax	5.00%		10/1/2014	BBB		2,750	2,750,000
WA State GO	4.00%		7/1/2018	AA+		10,000	11,138,800
WA State GO	5.00%		2/1/2019	AA+		5,640	6,574,886
WA State GO	5.00%		2/1/2019	AA+		7,900	9,209,504
WI State GO	5.00%		5/1/2019	AA		5,025	5,890,154
WI State GO	5.00%		5/1/2019	AA		8,440	9,893,115
WI State GO	5.00%		5/1/2020	AA		7,110	8,449,240
Williamson Co GO	4.00%		2/15/2018	AAA		3,000	3,310,860
Woonsocket GO	7.125%		6/15/2016	B3		1,800	1,846,188
Total							529,781,400

Health Care 9.46%
Abag Fin Auth–Episcopal Senior	2.50%		7/1/2019	BBB+	(d)	2,625	2,625,788
Ashland Med Ctr–Kings Daughters	1.79%	#	2/1/2040	A3		15,000	15,006,450
AZ Hlth Facs–Phoenix Childrens Hsp	1.89%	#	2/1/2048	BBB+		11,500	11,510,235
CA Hlth–Childrens Hsp Los Angeles	1.84%	#	7/1/2042	BBB+		9,250	9,320,022
CA Hlth–City of Hope	5.00%		11/15/2017	A+		1,050	1,183,046
CA Hlth–Packard Childrens Hsp	1.45%		8/15/2023	AA-		3,500	3,565,380
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,647,600
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,866,550
CA Stwde–Fountainview Gonda	2.50%		8/1/2020	A		3,500	3,580,710
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR		1,150	1,152,208
CA Stwde–So Cal Presbyterian	5.25%		11/15/2014	BBB-		295	296,074
Charlotte Meck Hsp–Carolinas Hlth (NPFGC)(FGIC)(IBC)	5.00%		1/15/2015	AA-		2,275	2,306,304
CO Hlth Facs–Catholic Hlth	5.00%		7/1/2039	A+		5,500	5,528,380
CO Hlth Facs–Evangelical Lutheran	5.00%		6/1/2039	A-		4,900	4,931,556

28	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
CO Hlth Facs–Total Longterm Care	4.25%	11/15/2015	BBB	(d)	$615	$625,467
CT Hlth & Ed–Lawrence Mem Hsp	5.00%	7/1/2018	A		2,705	3,062,141
CT Hlth & Ed–Lawrence Mem Hsp	5.00%	7/1/2019	A		2,835	3,249,874
CT Hlth & Ed–Stamford Hsp	5.00%	7/1/2015	A-		1,980	2,048,072
Duluth EDA–St Lukes Hsp	4.75%	6/15/2022	NR		5,000	5,222,550
Gaithersburg Econ Dev–Asbury	5.00%	1/1/2015	BBB	(d)	2,950	2,975,458
HFDC Cent TX–Legacy/Willow Bend	5.25%	11/1/2014	NR		1,195	1,196,554
IL Fin Auth–Provena Hlth	5.25%	5/1/2015	BBB+		2,000	2,048,940
IN Hlth Facs–Ascension Hlth	1.60%	11/15/2036	AA+		11,500	11,711,715
Jackson Co Hospital Fin Auth	4.00%	6/1/2015	A-		3,600	3,668,544
Jackson Co Hospital Fin Auth	4.00%	6/1/2016	A-		2,855	2,998,635
Kaweah Delta Hlth Care Dist	5.00%	6/1/2017	A3		2,000	2,176,980
Lubbock Hlth–St Joseph Hlth	1.125%	7/1/2030	AA-		12,920	13,002,171
MA DFA–Boston Med Ctr	5.00%	7/1/2017	BBB+		2,000	2,188,260
MA DFA–Boston Med Ctr	5.00%	7/1/2018	BBB+		5,090	5,693,572
MI Hsp–Ascension Hlth	0.30%	11/15/2033	AA+		12,500	12,496,625
MN Agric & Econ Dev–Essentia Hlth Rmkt (AG)	5.00%	2/15/2015	AA		1,335	1,355,279
MO Hlth & Ed–St Lukes Hlth Sys	5.00%	11/15/2014	A+		2,140	2,152,348
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,060,590
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,551,254
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,398,647
NJ Hlth–Barnabas Hlth	5.00%	7/1/2019	BBB+		8,000	9,214,000
NJ Hlth–St Peters Univ Hsp	5.00%	7/1/2016	BB+		3,160	3,317,178
NJ Hlth–St Peters Univ Hsp	5.00%	7/1/2017	BB+		3,850	4,116,304
Onondaga CDC–St Josephs Hsp	5.00%	7/1/2017	BB		5,000	5,291,150
OR Facs Auth–Providence Hlth(c)	0.27%	10/1/2017	Aa3		5,750	5,751,150
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2015	BB+		1,500	1,527,765
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2016	BB+		1,500	1,560,165
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2017	BB+		1,500	1,588,560
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%	7/1/2016	A-		3,385	3,529,641
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%	7/1/2017	A-		2,555	2,703,778
Rochester Hlth Care–Mayo Clinic	4.00%	11/15/2038	AA		5,500	6,130,795
San Buenaventura–Cmnty Mem Hlth	5.00%	12/1/2016	BB		1,750	1,828,995
San Buenaventura–Cmnty Mem Hlth	5.25%	12/1/2017	BB		1,750	1,863,470
San Buenaventura–Cmnty Mem Hlth	5.75%	12/1/2018	BB		1,800	1,979,622
Sartell Hlth Care–Country Manor	4.00%	9/1/2020	NR		2,300	2,305,934

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
SE Port Auth–Memorial Hlth	5.00%	12/1/2022	NR		$3,400	$3,547,900
Travis Co Hlth–Longhorn Vlg	5.50%	1/1/2017	NR		220	220,361
Westchester Co Hlth Care	5.00%	11/1/2015	A3		3,215	3,363,887
WI Hlth & Ed–Aurora Hlth	1.25%	8/15/2025	A3		5,500	5,544,990
WI PFA–Rose Villa	3.75%	11/15/2019	NR		435	440,337
Total						220,229,961

Housing 0.21%
CA Stwde–American Baptist	2.40%	10/1/2020	BBB		1,250	1,250,038
Los Angeles Regl Fin Auth–Montecedro Prk	3.00%	11/15/2021	A		1,500	1,521,960
WA Hsg–Emerald Heights	3.00%	7/1/2016	A-	(d)	1,020	1,035,973
WA Hsg–Emerald Heights	4.00%	7/1/2018	A-	(d)	1,000	1,058,780
Total						4,866,751

Lease Obligations 8.68%
Broward Co Sch Brd COP (AMBAC)	5.25%	7/1/2017	A1		7,015	7,866,761
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	936,600
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	891,495
CA Pub Wks–Dept Hsps	4.00%	6/1/2017	A1		2,395	2,603,006
CA Pub Wks–Dept Hsps	4.00%	6/1/2018	A1		4,790	5,314,409
CA Pub Wks–Dept of Correction	5.00%	6/1/2017	A1		6,100	6,790,276
CA Pub Wks–Various Cap Proj	5.00%	10/1/2014	A1		14,175	14,175,000
CA Pub Wks–Various Cap Proj	5.00%	4/1/2018	A1		2,800	3,193,008
CA Pub Wks–Various Cap Proj	5.00%	11/1/2018	A1		2,000	2,315,380
Cleveland COP–Cleveland Stadium	5.00%	11/15/2014	A		5,320	5,350,377
Cleveland COP–Cleveland Stadium	5.00%	11/15/2015	A		5,420	5,695,607
Cuyahoga Co COP–Conv Hotel Proj	5.00%	12/1/2018	AA-		4,535	5,220,420
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2018	AA		3,000	3,417,270
IN Office Bldg Commn–New Castle Corr (NPFGC)	5.25%	7/1/2016	Aa1		1,785	1,935,333
KY Ppty & Bldgs Commn–Proj #83 (AMBAC)	5.00%	10/1/2015	Aa3		6,085	6,375,620
KY Ppty & Bldgs Commn–Proj #88 (NPFGC)	5.00%	11/1/2014	AA-		2,815	2,826,316
LA PFA–Hurricane Recovery	4.00%	6/1/2018	Aa3		4,290	4,758,039
Los Angeles Co Cap Asset Corp	5.00%	6/1/2015	AA		4,595	4,736,894
Los Angeles Co Cap Asset Corp	5.00%	12/1/2015	AA		4,195	4,419,810
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA		1,000	1,167,470
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+		5,000	5,692,500
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+		9,500	11,046,410

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Lease Obligations (continued)
Los Angeles USD COP	4.00%		12/1/2014	A+	$6,360	$6,401,213
Los Angeles USD COP	5.00%		10/1/2017	A+	3,000	3,372,090
Los Angeles USD COP	5.00%		10/1/2018	A+	3,000	3,454,740
MA State GO	0.70%	#	2/1/2015	AA+	2,500	2,500,800
MI Bldg Auth	5.00%		10/15/2014	Aa3	2,000	2,003,780
MI Fin Auth–Detroit Sch Dist	5.00%		6/1/2016	A+	11,500	11,973,915
NJ EDA–Sch Facs	5.00%		3/1/2017	A2	10,000	10,912,800
NJ EDA–Sch Facs (AMBAC)	5.50%		12/15/2019	A2	5,000	5,830,450
NJ Trans Trust Fund (AGM)	5.75%		12/15/2014	AA	2,910	2,942,621
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%		12/15/2016	AA-	1,225	1,347,463
NY Twy Auth–Svc Contract	5.00%		4/1/2018	AA	7,500	8,547,150
Palm Beach Co Sch Brd COP	5.00%		8/1/2032	Aa3	2,500	2,702,500
Philadelphia Redev Auth	5.00%		4/15/2017	A+	1,135	1,232,792
Philadelphia Redev Auth	5.00%		4/15/2018	A+	1,670	1,853,951
PR Pub Bldg Auth GTD	5.75%		7/1/2016	BB	4,145	3,762,499
Salt Lake Co Mun Bldg Auth	4.00%		12/1/2014	AA+	1,000	1,006,440
San Diego Conv Ctr Fing Auth	4.00%		4/15/2017	AA-	1,250	1,357,025
San Diego Conv Ctr Fing Auth	4.00%		4/15/2018	AA-	2,100	2,323,566
San Francisco City & Co COP	5.00%		9/1/2017	AA	12,640	14,219,115
Santa Clara Co Fin Auth	5.00%		11/15/2014	AA+	2,670	2,685,913
Twin Rivers USD COP (AGM)	3.20%		6/1/2027	AA	1,750	1,750,280
Twin Rivers USD COP (AGM)	3.20%		6/1/2035	AA	920	920,028
Twin Rivers USD COP (AGM)	3.20%		6/1/2041	AA	2,250	2,250,022
Total						202,079,154

Other Revenue 3.91%
Austin Convention†	6.00%		1/1/2015	BB	1,580	1,593,683
Farmington Poll Ctl–El Paso Elec	1.875%		6/1/2032	Baa1	5,000	5,078,950
FL Brd Ed–Lottery Rev (AMBAC)	5.00%		7/1/2015	AAA	3,200	3,315,424
Florence Twn IDA–Legacy Trad Sch	4.00%		7/1/2018	BB	410	421,324
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,753,666
La Paz Co IDA–Imperial Regl Jail	6.75%		10/1/2023	NR	2,000	2,103,100
Maricopa Co Poll Ctl–NM Pub Svc	4.00%		6/1/2043	BBB	10,000	10,131,800
MI Fin Auth–Detroit Sch Dist	5.00%		6/1/2015	A+	1,700	1,745,815
MI Fin Auth–Detroit Sch Dist	5.00%		6/1/2016	A+	1,600	1,693,136
Minneapolis National Marrow Donor Prog	4.00%		8/1/2015	BBB+	4,535	4,625,972
NYC Cultural–Whitney Museum	5.00%		7/1/2017	A	6,175	6,838,380
PA Econ Dev–PPL Energy Supply	3.00%		12/1/2038	Ba1	3,000	3,049,590

See Notes to Financial Statements.	31

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Other Revenue (continued)
PA Econ Dev–PPL Energy Supply Rmkt	3.00%		12/1/2037	Ba1	$12,000	$12,198,360
PA Econ Dev–Unemployment Comp	5.00%		7/1/2019	Aaa	5,000	5,881,200
PA IDA–Economic Dev	5.00%		7/1/2018	A1	2,595	2,942,704
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%		12/1/2015	AA-	10,000	10,060,900
Public Gas Partners Inc	5.00%		10/1/2014	A+	3,000	3,000,000
WA Eda–Waste Mgmt	2.125%		6/1/2020	A-	1,500	1,504,230
Wise Co IDA–VA Elec & Pwr CO	2.375%		11/1/2040	A2	10,000	10,201,300
Total						91,139,534

Special Tax 1.18%
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,343,100
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,489,319
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2017	BBB+	2,000	2,160,460
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,364,363
Denver Urban Renewal–Stapleton	4.00%		12/1/2014	Aa3	5,045	5,070,275
Emeryville Redev Agy	4.00%		9/1/2017	A+	4,000	4,376,040
Emeryville Redev Agy	5.00%		9/1/2018	A+	1,875	2,160,394
Emeryville Redev Agy	5.00%		9/1/2019	A+	1,000	1,172,870
Pittsburg Redev Agy	5.00%		8/1/2017	A	3,045	3,393,683
Pittsburg Redev Agy	5.00%		8/1/2018	A	2,500	2,856,350
Total						27,386,854

Tax Revenue 5.05%
AL Pub Sch & Clg Auth	5.00%		5/1/2015	Aa1	2,800	2,878,904
Des Moines ISD	5.00%		6/1/2015	A+	2,810	2,898,684
IL Sales Tax	5.00%		6/15/2018	AAA	9,500	10,876,835
IL State–Unemployment Insurance Fund Bldg	5.00%		12/15/2018	AA	5,000	5,374,150
MA Sch Bldg Auth–Sales Tax	5.00%		8/15/2018	AA+	7,000	8,096,830
MA Spl Oblig–Fed Hwy GANs (AGM)	5.00%		12/15/2014	AAA	7,000	7,070,770
Met Atlanta Rapid Trans Auth	0.32%	#	7/1/2025	Aa2	8,000	8,005,280
MTA NY–Dedicated Tax	4.00%		11/15/2018	AA	4,490	5,020,314
NJ EDA–Cigarette Tax	5.00%		6/15/2016	BBB+	2,005	2,153,270
NJ EDA–Cigarette Tax	5.00%		6/15/2017	BBB+	3,000	3,314,610
NJ EDA–Cigarette Tax	5.00%		6/15/2018	BBB+	8,500	9,619,195
NY UDC–PIT	5.00%		3/15/2017	AAA	10,000	11,094,400
NY UDC–PIT	5.00%		3/15/2018	AAA	10,000	11,415,300
NYC TFA–Future Tax	5.00%		11/1/2016	AAA	5,500	6,024,150

32	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Tax Revenue (continued)
PA Econ Dev–Unemployment Comp	5.00%		7/1/2022	Aaa	$9,075	$9,789,928
Phoenix Civic Impt Corp–Light Rail Proj	5.00%		7/1/2019	AA	4,670	5,488,324
UT Trans Auth	1.35%		6/15/2017	A1	2,500	2,531,575
UT Trans Auth	1.60%		6/15/2018	A1	5,750	5,849,245
Total						117,501,764

Tobacco 1.98%
Golden St Tobacco	5.00%		6/1/2020	A1	5,300	6,306,258
Railsplitter Tobacco Settlement Auth	5.00%		6/1/2015	A	8,085	8,324,801
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	4,020	4,753,851
Tobacco Settlement Auth WA	5.00%		6/1/2017	A	2,000	2,202,860
Tobacco Settlement Auth WA	5.00%		6/1/2018	A	2,000	2,256,820
Tobacco Settlement Auth WA	5.00%		6/1/2019	A	4,990	5,717,592
Tobacco Settlement Fin Corp LA	5.00%		5/15/2016	A	2,500	2,680,900
Tobacco Settlement Fin Corp LA	5.00%		5/15/2017	A	2,000	2,223,680
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BB	5,270	5,217,564
Tobacco Settlement Fin Corp NY	5.00%		6/1/2017	AA	5,850	6,520,234
Total						46,204,560

Transportation 10.19%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,177,830
Atlanta Arpt	5.00%		1/1/2018	Aa3	1,000	1,134,580
Bay Area Toll Auth	0.74%	#	4/1/2047	AA	8,000	8,127,920
Bay Area Toll Auth	1.50%		4/1/2047	AA	5,000	5,058,750
Bay Area Toll Auth Rmkt	0.957%	#	4/1/2045	AA	15,000	15,197,100
Chicago Midway Arpt	5.00%		1/1/2034	A-	2,725	2,757,155
Clark Co Arpt	5.00%		7/1/2018	A	8,000	9,166,720
CT Spl Tax–Trans Infra	5.00%		12/1/2014	AA	10,000	10,081,600
DFW Arpt	4.00%		11/1/2014	A+	2,500	2,507,875
Fairfax Co EDA–Silver Line Phase I	5.00%		4/1/2017	AA	2,000	2,203,900
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2053	BBB-	7,500	8,210,625
Harris Co Toll Rd	0.68%	#	8/15/2021	Aa3	4,000	4,003,800
Houston Arpt	5.00%		7/1/2017	A	1,500	1,670,655
IL Toll Hwy Auth	5.00%		12/1/2017	AA-	5,000	5,659,200
IL Toll Hwy Auth	5.00%		12/1/2019	AA-	7,500	8,843,775
KY Pub Trsp Auth–Downtown Crossing	5.00%		7/1/2017	Baa3	8,000	8,861,760
Long Beach Harbor	5.00%		11/15/2018	AA	7,500	8,753,175
MTA NY	0.35%	#	11/1/2041	AA-	20,000	20,028,400
MTA NY	0.944%	#	11/1/2030	AA-	7,400	7,503,230

See Notes to Financial Statements.	33

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Transportation (continued)
MTA NY	5.00%		11/15/2016	AA-	$5,000	$5,479,800
MTA NY	5.00%		11/15/2018	AA-	3,235	3,744,221
MTA NY (AGM)	0.309%	#	11/1/2022	AA	16,300	15,693,461
MTA NY–Dedicated Tax	5.00%		11/15/2014	AA	1,000	1,005,920
NC State GARVEE	4.00%		3/1/2023	AA	8,000	8,689,280
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,851,800
NJ Trans Trust Fund (NPFGC)	5.00%		6/15/2015	AA-	2,950	3,043,692
NJ Trans Trust Fund (NPFGC)(FGIC)	5.25%		12/15/2014	AA-	5,000	5,050,900
NY Twy Auth	5.00%		1/1/2018	A	1,250	1,408,775
NY Twy Auth	5.00%		5/1/2019	A-	10,000	11,605,300
NY Twy Auth–Hwy & Brdg	5.00%		4/1/2018	AA	3,405	3,880,406
Orlando & Orange Co Expwy Auth	5.00%		7/1/2018	A	4,000	4,583,360
Southeastern PA Transp Auth	5.00%		6/1/2017	A+	1,425	1,567,571
Southeastern PA Transp Auth	5.00%		6/1/2018	A+	1,280	1,440,448
St Louis Arpt–Lambert Intl Airport	5.00%		7/1/2018	A-	1,530	1,723,055
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-	3,750	4,356,750
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-	5,000	6,045,600
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	AA-	1,650	2,034,962
WA St GARVEE–520 Corridor	5.00%		9/1/2017	AA	16,930	19,008,327
Total						237,161,678

Utilities 10.61%
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2017	A1	1,000	1,099,010
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2018	A1	2,900	3,275,840
Atlanta Wtr & Wastewtr	5.00%		11/1/2017	Aa3	3,000	3,382,290
Atlanta Wtr & Wastewtr	5.00%		11/1/2018	Aa3	2,500	2,884,500
Burke Co Dev–GA Power	1.40%		11/1/2048	A	4,000	4,020,920
Central Plains–Goldman Sachs	5.00%		12/1/2014	A-	3,050	3,069,032
CO Public Auth–ML	5.75%		11/15/2018	A-	6,740	7,367,292
East Baton Rouge Sewer	0.61%	#	2/1/2046	AA-	7,500	7,538,850
Escambia Co Solid Waste–Gulf Pwr	1.35%		4/1/2039	A	7,500	7,533,675
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,162,060
Houston Util Sys	5.00%		11/15/2017	AA	2,000	2,262,000
Houston Util Sys	5.00%		11/15/2018	AA	5,000	5,804,600
Houston Util Sys	5.00%		11/15/2018	AA	1,750	2,031,610
Houston Util Sys	5.00%		11/15/2019	AA	2,485	2,933,294
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,918,500
Houston Util Sys (SIFMA)	0.79%	#	5/15/2034	AA	23,000	23,020,930

34	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Utilities (continued)
IL Fin Auth–Peoples Gas	2.625%		2/1/2033	Aa3	$4,000	$4,071,120
Intermountain Pwr Agy	5.00%		7/1/2018	A+	2,400	2,754,792
Intermountain Pwr Agy	5.00%		7/1/2019	A+	2,350	2,752,320
Kissimmee Util Auth (AGM)	5.25%		10/1/2014	A1	1,000	1,000,000
Lakeland Energy	0.79%	#	10/1/2017	AA	17,000	17,068,850
Long Island Power Auth	4.00%		5/1/2018	A-	3,940	4,297,673
Los Angeles Wastewater	5.00%		6/1/2018	AA	3,000	3,454,860
Louisville/Jeff Co Met–Louisville Gas & Elec Co	1.15%		6/1/2033	A1	3,750	3,752,925
Louisville/Jeff Co Met–Louisville Gas & Elec Co	1.60%		6/1/2033	A-	4,000	4,050,200
Louisville/Jeff Co Poll Ctl–Louisville Gas & Elec Co	1.65%		10/1/2033	A1	6,000	6,096,000
MEAG–Proj 1	5.00%		1/1/2018	A	3,145	3,556,334
MEAG–Proj 1	5.00%		1/1/2021	A	7,000	8,267,350
Met Govt Nashville Water & Sewer	5.00%		7/1/2018	A+	4,415	5,055,352
MO Joint Muni Elec Util Commn(c)	5.00%		1/1/2020	A2	2,000	2,348,420
NC Eastern Muni Pwr	5.00%		1/1/2015	A-	1,000	1,011,800
NC Eastern Muni Pwr (AG)	5.25%		1/1/2019	AA	5,000	5,668,050
NC Muni Pwr Agy #1–Catawba Elec	5.00%		1/1/2018	A	15,000	16,920,750
New Orleans Sewer	5.00%		6/1/2018	A	1,000	1,129,940
NY Energy–NY St Elec & Gas	2.25%		12/1/2015	A3	10,000	10,160,200
OH Air Quality–FirstEnergy	2.25%		8/1/2029	BBB-	5,000	5,081,450
Peninsula Ports Auth–Dominion Proj	2.375%		10/1/2033	BBB+	5,000	5,059,000
PR Aqueduct & Swr Auth	5.00%		7/1/2015	BB-	2,000	1,853,200
PR Elec Pwr Auth	5.25%		7/1/2018	CCC	2,000	1,202,080
Rockport Poll Ctl–IN/MI Pwr Co	1.75%		6/1/2025	Baa1	1,500	1,509,555
Salt River Agric Imp & Pwr Dist	4.00%		1/1/2015	Aa1	2,550	2,574,301
San Antonio Elec & Gas	2.00%		12/1/2027	Aa2	7,500	7,715,250
So MN Muni Pwr Agy (AMBAC)	5.25%		1/1/2015	A+	5,000	5,061,150
Southern CA Met Wtr	3.50%		7/1/2037	AAA	9,515	10,052,883
TEAC–Goldman Sachs	5.25%		9/1/2018	A-	5,755	6,485,252
Truckee Meadows Water Auth	5.00%		7/1/2015	Aa2	5,000	5,180,750
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2018	A3	3,000	3,412,650
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2019	A3	1,000	1,153,850
York Co EDA–VA Elec & Pwr Co	1.875%		5/1/2033	A2	3,750	3,839,550
Total						246,902,260
Total Municipal Bonds (cost $1,968,378,947)						1,999,468,302

See Notes to Financial Statements.	35

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
SHORT-TERM INVESTMENTS 13.00%

MUNICIPAL BONDS 0.50%

Tax Revenue 0.07%
MI Fin Auth–Detroit Sch Dist	2.85%	8/20/2015	NR	$1,625	$1,636,521

General Obligation 0.43%
CA Sch Cash Res Prog	2.00%	2/27/2015	NR	5,000	5,034,600
Newark Tans	1.75%	2/20/2015	NR	5,000	5,007,700
Total					10,042,300
Total Municipal Bonds (cost $11,660,549)					11,678,821

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(e)	Date

Variable Rate Demand Notes 12.50%

Corporate - Backed 3.36%
MS Bus Fin Corp–Grand Alliance	0.45%	10/2/2014	1/1/2033	BBB		11,705	11,705,000
Port Arthur Nav Dist–Motiva	0.17%	10/1/2014	12/1/2039	A2		25,900	25,900,000
Port Arthur Nav Dist–Motiva	0.17%	10/1/2014	11/1/2040	A2		40,500	40,500,000
Total							78,105,000

Education 1.20%
Birmingham Ed–Miles Clg	0.57%	10/2/2014	2/1/2029	Baa3		1,225	1,225,000
Met Govt Nashville H & E–Fisk Univ	0.45%	10/2/2014	12/1/2020	Baa3		4,735	4,735,000
Milledgeville Co Dev–GA Clg/SU Fndtn (AMBAC)†	0.29%	10/1/2014	10/1/2024	AA+		5,000	5,000,000
NJ Higher Ed Assistance Auth†	0.24%	10/1/2014	6/1/2030	AA		12,000	12,000,000
OH Hi Ed–Univ Dayton	1.29%	10/2/2014	7/1/2016	A		5,000	5,010,550
Total							27,970,550

General Obligation 1.87%
Anaheim City COP (NPFGC)(FGIC)†	0.24%	10/1/2014	7/16/2023	A	(d)	10,905	10,905,000
NYC GO	0.19%	10/1/2014	4/1/2035	AA		32,500	32,500,000
Total							43,405,000

36	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2014

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(e)	Date	Moody’s(a)	(000)	Value
Health Care 1.13%
Gulf Shores Med–Colonial Pinnacle	0.45%	10/2/2014	7/1/2034	Baa3	$3,050	$3,050,000
MD Hlth & Hi Ed–LifeBridge Hlth (AG)†	0.24%	10/2/2014	1/1/2038	AA	13,960	13,960,000
NJ Hlth–Christian Hlth Care Ctr	0.33%	10/2/2014	7/1/2038	A-	8,130	8,130,000
WI Hlth & Ed–Pooled Loan Fin	0.80%	10/1/2014	2/1/2022	A3	1,110	1,110,000
Total						26,250,000

Housing 1.54%
AK Hsg Fin Corp	0.15%	10/2/2014	12/1/2041	AA+	35,820	35,820,000

Lease Obligations 1.22%
Palm Beach Co Sch Brd COP	0.37%	10/1/2014	8/1/2029	BBB	28,500	28,500,000

Other Revenue 0.59%
Indianapolis Local Pub Impt Bd Bk†	0.23%	10/2/2014	2/1/2019	A	6,000	6,000,000
WI Hlth & Ed–Maranatha Baptist	0.80%	10/2/2014	8/1/2026	BBB+	7,700	7,700,000
Total						13,700,000

Pre-Refunded 0.22%
Harris Co Hlth–SCH Hlth Care†	0.24%	10/1/2014	7/1/2027	AA+	5,210	5,210,000

Utilities 1.37%
Las Vegas Valley Water District	0.12%	10/1/2014	6/1/2036	AA+	16,970	16,970,000
Las Vegas Valley Water District	0.12%	10/1/2014	6/1/2036	AA+	7,000	7,000,000
Maricopa Co Poll Ctl–AZ Pub Svc	0.28%	10/2/2014	5/1/2029	A-	8,000	8,000,000
Total						31,970,000
Total Variable Rate Demand Notes (cost $290,920,000)						290,930,550
Total Short-Term Investments (cost $302,580,549)						302,609,371
Total Investments in Securities 98.89% (cost $2,270,959,496)						2,302,077,673
Cash and Other Assets in Excess of Liabilities(f) 1.11%						25,839,466
Net Assets 100.00%						$2,327,917,139

Open Futures Contracts at September 30, 2014:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 5-Year Treasury Note	December 2014	381	Long	$45,056,227	$(259,616)

Note: See Footnotes to Schedules of Investments on page 119 of this report.

See Notes to Financial Statements.	37

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,011,147,123	$—	$2,011,147,123
Variable Rate Demand Notes	—	290,930,550	—	290,930,550
Total	$—	$2,302,077,673	$—	$2,302,077,673

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(259,616)	—	—	(259,616)
Total	$(259,616)	$—	$—	$(259,616)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the fiscal year ended September 30, 2014.

38	See Notes to Financial Statements.

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.72%

Corporate-Backed 7.70%
AL IDA–Office Max Rmkt AMT	6.45%	12/1/2023	B3		$2,300	$2,332,269
Allegheny Co IDA–US Steel	6.50%	5/1/2017	BB-		3,315	3,589,482
Alliance Arpt–FedEx AMT	4.85%	4/1/2021	Baa1		1,000	1,034,410
Babylon IDA–Covanta	5.00%	1/1/2019	AA		4,000	4,573,520
Beaver Co IDA–FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		6,000	6,112,020
Burke Co Dev–Oglethorpe Power	2.40%	1/1/2040	A		4,000	4,041,200
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		10,000	11,349,300
Citizens Property Insurance Corp	5.25%	6/1/2017	A+		7,000	7,806,680
Clayton Co SFR–Delta Airlines AMT	9.00%	6/1/2035	B+		3,245	3,370,387
DeSoto Parish Env Impt–Intl Paper AMT	4.75%	3/1/2019	BBB		6,480	6,587,503
Farmington Poll Ctl–NM Pub Svc	4.75%	6/1/2040	BBB		5,000	5,326,300
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-		1,750	1,950,568
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2026	NR		2,000	2,022,220
Gulf Coast IDA–CITGO AMT	4.875%	5/1/2025	B+		4,000	4,075,560
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-		7,500	7,964,775
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-		5,000	5,387,650
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-		4,175	4,412,641
IN Fin Auth–US Steel	6.00%	12/1/2019	BB-		5,000	5,525,600
Jay Solid Waste–Intl Paper AMT	4.90%	11/1/2017	BBB		2,890	2,902,022
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-		3,500	3,745,665
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB		6,630	7,811,466
Love Field Arpt–Southwest Airlines AMT	5.00%	11/1/2028	Baa2		1,800	1,950,282
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,500,810
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		6,000	6,087,840
Matagorda Co Nav Dist–AEP TX Central	4.00%	6/1/2030	Baa1		6,000	6,052,320
Matagorda Co Nav Dist–AEP TX Central	4.00%	6/1/2030	Baa1		8,000	8,087,360
MD EDC–Chesapeake Bay Hyatt(g)	5.00%	12/1/2016	NR		2,570	1,156,500
MD IDA–Synagro-Baltimore AMT	5.375%	12/1/2014	BBB+	(d)	1,000	1,003,740
Nez Perce Co Poll Ctl–Potlatch	6.00%	10/1/2024	BB+		1,000	1,000,750
NH Poll Ctl–United Illuminating AMT	4.50%	7/1/2027	Baa1		5,000	5,116,950
Niagara Area Dev Corp–Covanta	4.00%	11/1/2024	Ba2		5,300	5,341,870
NJ EDA–Continental Airlines AMT	4.875%	9/15/2019	B		3,780	3,886,067
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023	B		6,725	7,195,279
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	B		13,820	14,626,259
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR		4,555	4,910,062

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NYC IDA–Jetblue AMT	5.00%	5/15/2020	B	$2,145	$2,148,496
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB-	3,500	3,906,070
OH Wtr Dev Auth–FirstEnergy	4.00%	12/1/2033	BBB-	8,200	8,730,950
OK DFA–Waste Mgmt	2.375%	12/1/2021	A-	1,665	1,684,730
Richland Co Env Impt–Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	7,046,615
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB	7,710	8,680,226
St Charles Parish–Valero Energy	4.00%	12/1/2040	BBB	10,500	11,332,965
Valdez Marine Term–BP	5.00%	1/1/2021	A	10,000	11,733,300
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR	1,500	1,688,295
Valparaiso Facs–Pratt Paper AMT	6.75%	1/1/2034	NR	5,000	5,676,600
West Pace Coop Dist	9.125%	5/1/2039	NR	4,900	4,716,691
Whiting Env Facs–BP Rmkt	5.25%	1/1/2021	A	5,000	5,939,600
WI PFA–TRIPS AMT	5.25%	7/1/2028	BBB-	3,750	4,146,038
Total					247,267,903

Education 4.44%
AZ Brd Regents COP–Univ of AZ	5.00%	6/1/2021	Aa3	6,745	7,973,197
CA Fin Auth–Biola Univ	5.00%	10/1/2028	Baa1	420	460,778
CA Fin Auth–Biola Univ	5.00%	10/1/2030	Baa1	430	470,029
CA Fin Auth–Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,141,875
CA State Univ Sys	5.00%	11/1/2024	Aa2	5,000	5,905,700
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	2,010,720
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	2,101,302
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,869,111
Harris Co Cultural Ed–Baylor Clg / Med	5.00%	11/15/2019	A-	1,910	2,161,165
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2016	Baa3	2,500	2,609,125
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,038,840
IL Fin Auth–IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,297,780
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A	8,620	9,707,930
MA Hlth & Ed–Harvard Univ	5.25%	11/15/2019	AAA	2,850	3,370,182
Marietta Dev Auth–Life Univ	6.25%	6/15/2020	Ba3	2,050	2,195,366
MI Hi Ed–Creative Studies	5.00%	12/1/2016	Baa2	1,235	1,289,229
MI Hi Ed–Creative Studies	5.25%	12/1/2018	Baa2	1,120	1,171,598
NC Cap Facs–High Point Univ	5.00%	5/1/2032	BBB+	2,500	2,664,100
NH Hlth & Ed–Univ Sys of NH	5.50%	7/1/2020	Aa3	1,890	2,209,391
NJ Ed Facs–Univ Med & Dent	6.50%	12/1/2019	NR	5,595	6,932,317
NY Dorm–Pace Univ	5.00%	5/1/2021	BB+	1,750	1,945,335
NY Dorm–Pace Univ	5.00%	5/1/2023	BB+	1,000	1,110,290

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
NY Dorm–Pace Univ	5.00%		5/1/2026	BB+	$1,000	$1,090,170
OH Hi Ed–Ashland Univ	6.25%		9/1/2024	Caa2	3,070	2,981,584
PR Indl Tourist–Inter American Univ	5.00%		10/1/2019	A-	1,000	1,045,330
PR Indl Tourist–Inter American Univ	5.00%		10/1/2020	A-	1,000	1,040,390
Private Clgs & Univs Auth–SCAD(c)	5.00%		4/1/2029	Baa2	1,500	1,657,455
Private Clgs & Univs Auth–SCAD(c)	5.00%		4/1/2031	Baa2	1,360	1,490,193
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	9,501,372
TX Univ Sys	5.25%		3/15/2019	Aa2	5,000	5,696,900
Univ California	5.00%		5/15/2026	AA	10,000	12,055,900
Univ California	5.00%		5/15/2048	AA	10,000	12,169,100
Univ of Minnesota–Stadium	5.00%		8/1/2018	Aa1	1,000	1,085,030
Univ of North Carolina–Chapel Hill	0.854%	#	12/1/2041	AAA	15,000	15,239,700
Univ of Toledo	5.00%		6/1/2019	A1	2,800	3,208,268
Western MI Univ (AG)	5.25%		11/15/2020	AA	3,980	4,639,446
Total						142,536,198

General Obligation 14.12%
Bellwood GO	5.875%		12/1/2027	NR	3,000	2,984,790
Bellwood GO	6.15%		12/1/2032	NR	2,770	2,751,773
CA State GO	5.00%		8/1/2018	Aa3	3,000	3,311,640
CA State GO	5.00%		2/1/2021	Aa3	11,045	13,229,922
CA State GO	5.00%		9/1/2021	Aa3	13,685	16,489,056
CA State GO	5.00%		9/1/2021	Aa3	15,500	18,675,950
CA State GO	5.00%		2/1/2022	Aa3	20,000	24,070,200
CA State GO	5.00%		10/1/2027	Aa3	10,000	11,702,400
CA State GO	5.25%		10/1/2020	Aa3	10,120	12,112,021
CA State GO	5.25%		3/1/2022	Aa3	6,320	7,503,862
CA State GO	5.25%		9/1/2024	Aa3	10,000	12,044,900
Chabot/Las Positas CCD	5.00%		8/1/2023	Aa3	3,000	3,646,380
Chicago GO	5.25%		1/1/2028	A+	6,000	6,440,100
Cook Co GO	5.00%		11/15/2019	AA	1,405	1,609,006
Cook Co GO	5.00%		11/15/2020	AA	5,000	5,704,800
Cook Co GO	5.00%		11/15/2021	AA	5,000	5,757,400
Cook Co GO	5.00%		11/15/2022	AA	2,000	2,311,140
Cook Co GO	5.00%		11/15/2025	AA	6,000	6,821,580
Cumberland Valley Sch Dist (AGM)	5.00%		11/15/2019	Aa3	3,000	3,157,740
DC GO (BHAC)	5.00%		6/1/2021	AA+	3,500	4,000,640
Detroit–State Aid GO	4.50%		11/1/2023	AA	13,105	13,462,242

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Detroit–State Aid GO	5.00%		11/1/2018	AA	$3,320	$3,565,082
Florida St Dept Trans	5.00%		7/1/2021	AAA	7,760	9,357,629
Fresno USD (NPFGC)(FGIC)	5.25%		2/1/2024	AA-	3,285	3,938,551
Guam GO	5.75%		11/15/2014	BB-	450	452,151
Guam GO	6.75%		11/15/2029	BB-	6,475	7,275,245
Gwinnett Co Dev–Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%		1/1/2020	AA+	5,000	5,892,350
Harris Co Toll Rd GO	5.00%		8/15/2024	AA-	5,000	5,691,300
HI State GO (AMBAC)	5.00%		7/1/2015	AA	40	41,446
Houston GO	5.00%		3/1/2023	AA+	4,000	4,842,000
Houston GO	5.00%		3/1/2024	AA+	2,000	2,447,000
IL State GO	5.00%		2/1/2020	A-	1,425	1,586,581
IL State GO	5.00%		7/1/2022	A-	6,500	7,169,955
IL State GO	5.00%		8/1/2023	A-	5,350	5,877,885
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%		1/1/2023	AA	2,700	2,917,728
Katy ISD PSF GTD	0.754%	#	8/15/2036	AAA	17,500	17,530,100
King Co Sch Dist #414–Lake Washington	5.00%		12/1/2019	Aaa	2,500	2,869,075
LA State GO	5.00%		9/1/2022	Aa2	5,120	6,056,806
Los Angeles GO	5.00%		9/1/2021	Aa2	5,180	6,293,855
Los Angeles USD (NPFGC)(FGIC)	4.50%		7/1/2025	Aa2	6,290	6,889,814
MA State GO	5.00%		8/1/2024	AA+	5,000	6,181,300
MA State GO	5.00%		9/1/2024	AA+	1,505	1,816,701
Met Govt Nashville GO	5.00%		1/1/2018	AA	8,325	9,454,036
Miami Dade Co GO	5.25%		7/1/2019	AA	3,225	3,681,402
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2020	AA	1,125	1,332,203
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2021	AA	1,500	1,793,445
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2023	AA	2,500	3,025,275
NYC GO	5.00%		10/1/2021	AA	6,000	7,160,820
NYC GO	5.00%		8/1/2022	AA	10,000	11,842,400
NYC GO	5.00%		8/1/2025	AA	12,000	14,310,480
NYC GO	5.00%		8/1/2026	AA	5,235	6,113,799
OH Infrastructure	5.50%		6/15/2020	AA	4,500	5,185,800
Onondaga Co GO	5.00%		3/1/2020	AA+	1,150	1,322,753
Otsego Pub Sch Dist (AGM)	4.00%		5/1/2021	AA	2,245	2,335,945
Peralta CCD	5.00%		8/1/2021	AA-	3,000	3,629,130
Pittsburgh PA Sch District	4.00%		9/1/2019	Aa3	5,900	6,536,728
PR Comwlth GO	5.25%		7/1/2016	BB	5,000	4,652,800

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
PR Comwlth GO	5.375%		7/1/2030	BB		$10,000	$7,702,900
PR Comwlth Govt Dev Bank	5.00%		12/1/2015	BB-		5,000	4,779,050
PR Pub Bldg Auth GTD	5.75%		7/1/2022	BB		6,805	5,528,110
San Francisco City & Co USD	4.00%		6/15/2021	Aa2		9,740	10,951,948
San Jose USD (NPFGC)	4.50%		8/1/2023	AA		2,825	3,012,665
WA State GO	4.00%		7/1/2018	AA+		6,990	7,786,021
WA State GO	5.00%		8/1/2022	AA+		14,245	17,150,838
WA State GO	5.00%		1/1/2024	AA+		5,000	5,802,600
WI State GO (NPFGC)(FGIC)	5.00%		5/1/2019	AA		10,000	10,268,100
Williamson Co GO	5.00%		2/15/2021	AAA		5,640	6,754,690
Woonsocket GO	7.125%		6/15/2016	B3		2,025	2,076,962
Worcester GO (AGM)	5.25%		10/1/2019	AA		1,000	1,088,920
Worcester GO (AGM)	5.25%		10/1/2020	AA		1,195	1,300,256
Total							453,060,172

Health Care 14.91%
Abag Fin Auth–Episcopal Senior	2.15%		7/1/2019	BBB+	(d)	3,000	3,000,390
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	BB	(d)	4,000	4,257,960
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	BB	(d)	1,000	1,072,910
Alachua Co IDA–No FL Retirement Vlg	5.625%		11/15/2022	NR		2,000	2,000,700
Alachua Co IDA–No FL Retirement Vlg	5.75%		11/15/2026	NR		6,000	5,973,720
Albany IDA–St Peters Hsp	5.00%		11/15/2015	A+		200	209,112
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(d)	2,020	2,193,861
AZ Hlth Facs–Phoenix Childrens Hsp	1.89%	#	2/1/2048	BBB+		14,500	14,512,905
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	BBB+		6,000	6,568,860
Blount Co Hlth & Ed–Asbury	5.125%		4/1/2023	NR		4,525	4,623,147
CA Hlth–Catholic Hlthcare W	5.125%		7/1/2022	A		920	949,458
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,786,847
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,152,440
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,273,860
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,503,371
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,141,745
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2027	BBB+		4,000	4,429,560
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,429,948
CA Hlth–City of Hope	5.00%		11/15/2023	A+		1,470	1,726,618
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,866,550
CA Hlth–Sutter Hlth	5.25%		8/15/2024	AA-		6,920	8,117,091
CA Stwde–Fountainview Gonda	3.00%		8/1/2021	A		5,200	5,327,712

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde–LA Jewish Home	4.75%	8/1/2020	NR		$1,425	$1,427,736
CA Stwde–So Cal Presbyterian	6.25%	11/15/2019	BBB-		1,600	1,865,536
Camden Co Impt Auth–Cooper Hlth	5.25%	2/15/2027	BBB		12,500	12,667,250
CO Hlth Facs–American Baptist	7.00%	8/1/2019	NR		1,500	1,671,300
CO Hlth Facs–Christian Living Cmnty	5.125%	1/1/2030	NR		600	622,170
CO Hlth Facs–Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,515,176
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2032	NR		1,200	1,237,068
Decatur Hsp–Wise Hlth	5.00%	9/1/2034	BB+		3,325	3,435,124
Decatur Hsp–Wise Hlth	5.25%	9/1/2029	BB+		800	862,112
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2019	BB		1,000	1,029,310
Duluth EDA–St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,574,997
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(d)	3,085	3,358,084
Fairfax Co EDA–Vinson Hall	4.50%	12/1/2032	NR		2,500	2,509,175
Flint Hsp Bldg Auth–Hurley Med Ctr	6.00%	7/1/2020	Ba1		520	520,530
Gaithersburg Econ Dev–Asbury	5.50%	1/1/2018	BBB	(d)	3,535	3,914,624
Gaithersburg Econ Dev–Asbury	5.65%	1/1/2019	BBB	(d)	2,000	2,257,280
Glynn Brunswick Mem Hsp–SE GA Hlth	4.75%	8/1/2019	A2		3,840	4,313,165
Hanover Co EDA–Covenant Woods	4.50%	7/1/2030	NR		2,790	2,761,905
Harris Co Cultural Ed–Brazos	6.375%	1/1/2033	BB+	(d)	1,385	1,569,247
Harris Co Cultural Ed–Brazos	4.00%	1/1/2023	BB+	(d)	1,325	1,322,165
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(d)	545	553,050
HI Dept Budget–Kahala Nui	5.00%	11/15/2027	BBB	(d)	1,500	1,673,445
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		2,000	1,962,320
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,077,707
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,155,036
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,453,643
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,811,637
IL Fin Auth–Provena Hlth	5.75%	5/1/2018	BBB+		1,000	1,140,740
IL Fin Auth–Rush Univ Med	6.00%	11/1/2019	A		1,000	1,131,960
IN Bd Bk–Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,980,312
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,761,597
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,858,568
Kansas City IDA–Bishop Spencer	6.25%	1/1/2024	NR		840	848,274
Kansas City IDA–Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,510,675
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,219,960
Kent Hsp Fin Auth–Metropolitan Hsp	5.50%	7/1/2020	BB+		3,275	3,367,813
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		2,385	2,447,129

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
LA PFA–Christus Hlth	5.25%	7/1/2020	A+		$3,200	$3,674,656
Lufkin Hlth–Mem Hlth	6.00%	2/15/2024	BBB-		7,535	8,652,968
MA DFA–Boston Med Ctr	5.00%	7/1/2021	BBB+		5,705	6,446,536
MD Hlth & Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,169,553
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,654,190
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,329,608
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba1		7,755	8,624,646
ME Hlth & Hi Ed–Pooled Fing	4.50%	7/1/2018	A1		2,350	2,636,747
Mesquite Hlth–Christian Care Ctrs	5.50%	2/15/2025	BBB-	(d)	3,250	3,308,825
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2019	BBB+		2,660	2,996,969
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	BBB+		2,960	3,351,578
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	BBB+		7,250	7,773,377
MI Hsp–McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,816,612
MI Hsp–McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,373,992
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,000	1,113,300
Miami Beach Hlth–Mt Sinai Med Ctr	6.75%	11/15/2021	Baa1		2,370	2,388,083
MN Agric & Econ Dev–Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,125,410
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA		1,600	1,818,400
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,780	2,044,882
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		995	1,151,882
MS Hsp–Baptist Health	5.00%	8/15/2017	BBB+		2,500	2,753,475
MS Hsp–Baptist Health	5.00%	8/15/2018	BBB+		3,000	3,298,830
Multnomah Co Hsp Facs–Mirabella	5.125%	10/1/2034	NR		4,000	4,124,680
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	6,664,905
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,365,490
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,389,520
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,584,884
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,689,060
NJ Hlth–Barnabas Hlth	5.00%	7/1/2019	BBB+		10,000	11,517,500
NJ Hlth–St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,279,775
NJ Hlth–St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,202,956
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,164,950
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB-		5,000	5,283,200
NJ Hlth–Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,138,402

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
NM Hsp–Haverland	5.00%	7/1/2032	BBB-	(d)	$1,000	$1,011,190
Northampton Co GPA–St Lukes Hsp	5.00%	8/15/2019	A3		2,000	2,204,880
NY Dorm–North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,584,640
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,280,940
NY Dorm–Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,113,120
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,930,036
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,924,750
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,757,280
Orange Co Hlth–Orlando Hlth	5.25%	10/1/2020	A		5,000	5,766,150
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		5,000	5,276,150
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2030	BB+		2,000	2,046,800
Philadelphia Hsps–Temple Univ Hlth	6.25%	7/1/2023	BB+		7,500	8,149,575
Roanoke EDA–Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,323,900
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	12,618,000
Sartell Hlth Care–Country Manor	5.25%	9/1/2030	NR		1,000	1,040,640
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		3,880	3,984,372
So Broward Hsp Dist–Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2019	AA-		5,130	5,481,354
So Broward Hsp Dist–Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2022	AA-		2,710	2,876,611
St Paul Hsg & Redev–Healtheast	5.00%	11/15/2017	BBB-		2,900	3,017,537
Sylacauga Hlth–Coosa Vy Med Ctr	5.375%	8/1/2015	NR		515	536,898
Sylacauga Hlth–Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,525	3,693,107
Tarrant Co Cultural–Christus Hlth (AG)	5.75%	7/1/2018	AA		1,820	2,037,017
Thomasville Hsp Auth–John Archbold	4.75%	11/1/2025	A+		6,150	6,262,483
Travis Co Hlth–Longhorn Vlg	5.50%	1/1/2017	NR		230	230,377
Tyler Hlth–Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,484,317
Univ Med Ctr Corp	6.00%	7/1/2024	BBB		1,000	1,153,200
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		2,000	2,125,120
Westchester Co Hlth Care	5.00%	11/1/2019	A3		4,000	4,610,040
Westchester Co Hlth Care	5.125%	11/1/2020	A3		5,500	6,383,300
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2028	BBB	(d)	1,350	1,470,650
WI Hlth & Ed–Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,199,320
WI Hlth & Ed–Aurora Hlth	5.00%	7/15/2026	A3		5,575	6,135,845
WI Hlth & Ed–Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,141,340
WI PFA–Rose Villa	3.75%	11/15/2019	NR		565	571,933
Wood Co Hsp Facs–Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,732,969
Wood Co Hsp Facs–Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,393,095

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
WV Hsp–Herbert Thomas Hlth	6.00%	10/1/2020	NR		$1,600	$1,697,648
Total						478,663,010

Housing 0.41%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2032	NR		500	601,645
Athens Hsg Auth–UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,249,848
CA Stwde–American Baptist	2.10%	10/1/2019	BBB		2,200	2,200,198
CA Stwde–CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,260,540
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(d)	1,500	1,530,210
NJ EDA–Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,836,334
PA Hi Ed–Edinboro Univ	5.00%	7/1/2018	Baa3		190	203,287
WA Hsg–Emerald Heights	4.00%	7/1/2019	A-	(d)	1,130	1,197,551
WA Hsg–Emerald Heights	5.00%	7/1/2022	A-	(d)	1,000	1,134,300
Total						13,213,913

Lease Obligations 8.55%
Broward Co Sch Brd COP	5.00%	7/1/2021	A1		5,000	5,934,900
CA Pub Wks–Dept Gen Svcs	5.00%	4/1/2020	A1		4,085	4,735,005
CA Pub Wks–Dept Hsps	5.00%	6/1/2023	A1		3,000	3,619,620
CA Pub Wks–Various Cap Proj	5.00%	3/1/2018	A1		7,490	8,524,669
CA Pub Wks–Various Cap Proj	5.00%	11/1/2019	A1		1,000	1,178,540
CA Pub Wks–Various Cap Proj	5.00%	11/1/2020	A1		1,500	1,786,575
CA Pub Wks–Various Cap Proj	5.00%	4/1/2021	A1		3,250	3,884,758
CA Pub Wks–Various Cap Proj	5.00%	11/1/2021	A1		1,000	1,202,910
CA Pub Wks–Various Cap Proj	5.00%	4/1/2022	A1		4,200	5,030,886
CA Pub Wks–Various Cap Proj	5.25%	10/1/2019	A1		11,370	13,522,909
Cleveland COP–Cleveland Stadium	5.00%	11/15/2019	A2		2,450	2,795,475
Cuyahoga Co COP–Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,636,306
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA		3,800	4,219,786
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+		4,000	4,424,920
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+		6,405	7,020,520
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2019	AA		2,500	2,907,350
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2020	AA		3,650	4,309,628
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	6,933,652
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+		2,870	3,096,730
Houston Co Coop Dist–Country Crossing	10.00%	6/7/2013	NR		1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,338,550

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
IN Fin Auth–I-69 AMT	5.25%	9/1/2026	BBB-	$1,100	$1,251,118
IN Fin Auth–I-69 AMT	5.25%	9/1/2027	BBB-	1,400	1,582,350
Kansas City IDA–Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,511,019
KY Ppty & Bldgs Commn–Proj #93 (AG)	5.25%	2/1/2020	AA	2,000	2,347,960
LA PFA–Hurricane Recovery	5.00%	6/1/2020	Aa3	3,300	3,902,910
LA PFA–Hurricane Recovery	5.00%	6/1/2023	Aa3	3,200	3,849,824
Los Angeles Co COP–Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,471,063
MD EDC–Public Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,296,887
Mecklenburg Co PFC	5.00%	3/1/2020	AA+	2,525	2,927,763
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A+	5,000	5,206,050
MI Strategic Fd–Cadillac Place	5.25%	10/15/2023	A+	3,865	4,433,812
MI Strategic Fd–Cadillac Place	5.25%	10/15/2024	A+	6,915	7,880,749
Miami Dade Co Sch Brd COP (NPFGC)	5.00%	5/1/2022	AA-	11,550	12,719,668
MN State Gen Fund	5.00%	3/1/2021	AA	4,000	4,774,360
NJ EDA–Sch Facs	5.00%	3/1/2023	A2	7,445	8,485,066
NJ EDA–Sch Facs	5.25%	12/15/2020	A2	8,125	9,311,575
NJ EDA–Sch Facs	5.25%	9/1/2023	A2	10,000	11,378,100
NJ EDA–Sch Facs	5.25%	9/1/2025	A2	5,550	6,259,456
NJ EDA–Transit Proj	5.00%	5/1/2018	A2	1,425	1,595,972
NJ EDA–Transit Proj	5.00%	5/1/2019	A2	3,000	3,405,840
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,175,670
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,512,184
NY UDC–PIT(b)	5.00%	12/15/2025	AAA	1,320	1,480,762
NY UDC–PIT(b)	5.00%	12/15/2026	AAA	1,920	2,153,836
NY UDC–Svc Contract	5.00%	1/1/2022	AA	3,705	4,281,646
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2020	A1	8,030	9,409,875
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2021	A1	8,750	10,325,525
Philadelphia Redev Auth	5.00%	4/15/2019	A+	2,215	2,483,214
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	3,985,506
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,272,520
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	5,909,624
PR Pub Bldg Auth GTD	7.00%	7/1/2021	BB	5,000	4,238,700
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	AA-	2,000	2,331,460
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-	4,100	4,842,510
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	4,463,588
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2019	AA	1,000	1,163,350

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Lease Obligations (continued)
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2022		AA		$1,000	$1,193,280
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2023		AA		1,000	1,203,070
Twin Rivers USD COP (AGM)	3.20%	6/1/2027		AA		1,750	1,750,280
Twin Rivers USD COP (AGM)	3.20%	6/1/2035		AA		920	920,028
Twin Rivers USD COP (AGM)	3.20%	6/1/2041		AA		2,250	2,250,023
Total							274,289,402

Other Revenue 4.98%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030		Baa1		11,300	11,963,649
Austin Convention†	6.00%	1/1/2017		BB		1,935	2,074,823
Baker Correctional Dev	7.50%	2/1/2030		NR		1,200	872,772
Baytown Twp–St Croix Prep Admy	6.00%	8/1/2018		BB		1,505	1,581,891
Brooklyn Arena LDC–Barclays Ctr	5.75%	7/15/2019		BBB-		2,715	3,052,990
CA Infra & Econ Dev–Broad Museum	5.00%	6/1/2021		Aa1		5,425	6,582,098
CA Infra & Econ Dev–Gladstone Instn	5.25%	10/1/2026		A-		10,250	11,626,165
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032		BBB-		6,410	6,531,790
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,734,650
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,724,650
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,473,046
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032		BBB		915	989,664
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,880,639
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,194,070
FL Brd Ed–Lottery Rev	5.00%	7/1/2020		AAA		7,645	9,112,305
FL Dept Env Protn–Florida Forever	5.00%	7/1/2018		AA-		14,650	16,774,836
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(d)	3,000	3,212,490
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		BB		3,000	3,203,550
Houston Hi Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		905	925,263
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,467,395
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,617,920
La Paz Co IDA–Imperial Regl Jail	7.375%	10/1/2032		NR		5,000	5,245,850
La Vernia Hi Ed–Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,670,413
Maverick Co PFC	6.25%	2/1/2024		NR		1,705	861,144
MD EDC–Chesapeake Bay Hyatt(g)	5.00%	12/1/2016		NR		700	315,000
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2019		A+		1,900	2,087,492
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2020		A+		1,400	1,554,742
MI St Strategic Fd(h)	Zero Coupon	—	(i)	NR		400	40
Minneapolis–Ntl Marrow Donor	4.875%	8/1/2025		BBB+		5,000	5,266,050
Mohave Co IDA–Mohave Prison	7.50%	5/1/2019		BBB+		3,225	3,705,848

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025	BBB+	$5,000	$5,828,850
NYC Cultural–Lincoln Ctr	5.75%	12/1/2018	A+	2,500	2,956,950
NYC Cultural–Whitney Museum	5.00%	7/1/2021	A	5,000	5,822,000
PA IDA–Economic Dev	5.00%	7/1/2019	A1	3,500	4,019,085
PA IDA–Economic Dev	5.00%	7/1/2020	A1	2,000	2,311,080
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015	AA-	5,000	5,030,450
Seminole Tribe Spl Oblig†	5.50%	10/1/2024	BBB-	2,400	2,615,184
WA Eda–Waste Mgmt	2.125%	6/1/2020	A-	3,000	3,008,460
Total					159,895,294

Special Tax 2.10%
Allentown Neighborhood Impt	5.00%	5/1/2031	Baa2	5,500	5,753,770
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020	A2	2,320	2,725,861
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019	BBB+	2,000	2,192,180
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,098,130
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,669,740
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,792,029
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,360,338
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,176,846
Glendale Redev Agy	5.50%	12/1/2024	A	5,000	5,239,100
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	7,197,053
Pittsburg Redev Agy	5.00%	8/1/2019	A	5,755	6,674,994
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,960,930
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,207,400
Plaza Met Dist #1	4.50%	12/1/2030	NR	4,300	4,275,361
Sparks Loc Impt Dists–Dist #3	6.50%	9/1/2020	NR	225	236,518
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	5,230	5,669,529
Village CDD #9	5.00%	5/1/2022	NR	1,580	1,660,217
Village CDD #9	5.25%	5/1/2031	NR	1,890	2,005,007
Village CDD #9	5.75%	5/1/2021	NR	3,365	3,729,160
Village CDD #9	6.75%	5/1/2031	NR	2,680	3,217,340
Total					67,391,503

Tax Revenue 6.23%
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-	5,000	5,964,400
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR	1,000	1,056,100
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR	1,000	1,048,740

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tax Revenue (continued)
Guam Ltd Oblig–Section 30 Landfill	5.375%	12/1/2024	BBB+		$1,000	$1,101,170
Guam Ltd Oblig–Section 30 Landfill	5.50%	12/1/2019	BBB+		1,000	1,173,470
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,830,800
IL State–Unemployment Insurance Fund Bldg	5.00%	12/15/2019	AA		2,500	2,583,000
Jacksonville Sales Tax	5.00%	10/1/2021	A1		2,500	2,990,875
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,030	1,226,885
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,661,700
Martin Hsp Dist	7.00%	4/1/2031	BBB	(d)	3,250	3,612,375
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,137,501
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,717,602
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2020	AAA		2,500	2,938,400
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	AAA		5,000	5,925,450
MTA NY–Dedicated Tax	5.00%	11/15/2021	AA		3,145	3,781,768
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,759,231
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,394,230
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,365,141
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	551,280
NY Dorm–PIT	5.00%	12/15/2019	AAA		15,000	17,806,500
NY Dorm–PIT	5.00%	3/15/2023	AAA		10,000	11,959,800
NY Dorm–PIT	5.00%	3/15/2024	AAA		15,585	18,328,739
NYC TFA–Bldg Aid	5.00%	7/15/2024	Aa2		10,000	11,707,000
NYC TFA–Future Tax	5.00%	5/1/2024	AAA		14,745	16,740,146
NYC TFA–Future Tax	5.00%	5/1/2025	AAA		9,000	10,207,620
Oneida Tribe Salex Tax Rev†	5.50%	2/1/2021	AA-		2,285	2,497,551
PA Econ Dev–Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,509,480
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,276,576
PR Corp Sales Tax	5.50%	8/1/2023	BBB-		9,065	8,042,831
PR Corp Sales Tax	5.50%	8/1/2028	BBB-		7,625	6,459,290
San Mateo Co Trans Dist (NPFGC)(FGIC)	4.50%	6/1/2022	AA		1,830	1,872,566
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,274,733
Virgin Islands PFA	5.00%	10/1/2024	BBB+		1,000	1,155,710
Virgin Islands PFA	5.00%	10/1/2034	BBB+		850	926,772
Virgin Islands PFA–Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,500	2,836,225
Virgin Islands PFA–Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,063,830
Virgin Islands PFA–Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,427,290
Total						199,912,777

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tobacco 4.57%
Buckeye Tobacco	5.125%		6/1/2024	B-		$26,490	$22,201,269
Buckeye Tobacco	5.75%		6/1/2034	B-		1,360	1,080,656
Buckeye Tobacco	5.875%		6/1/2030	B-		9,500	7,721,315
Golden St Tobacco	4.50%		6/1/2027	B		12,765	11,808,774
Golden St Tobacco	5.00%		6/1/2033	B-		15,000	12,195,300
Inland Empire Tobacco	4.625%		6/1/2021	B-	(d)	2,425	2,347,182
Inland Empire Tobacco	5.00%		6/1/2021	B-	(d)	3,215	3,178,960
MI Tob Settlement	5.125%		6/1/2022	B-		5,090	4,407,991
MI Tob Settlement	5.25%		6/1/2022	B-		6,835	5,968,390
Nthrn AK Tobacco	4.625%		6/1/2023	Ba1		3,225	3,207,778
Railsplitter Tobacco Settlement Auth	6.25%		6/1/2024	A-		8,500	9,227,260
SD Edu Enhancement Fding Corp	5.00%		6/1/2023	A		1,000	1,153,160
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A-		1,000	1,134,370
SD Edu Enhancement Fding Corp	5.00%		6/1/2025	A-		1,000	1,122,310
Tobacco Settlement Auth WA	5.00%		6/1/2021	A		6,880	7,979,493
Tobacco Settlement Auth WA	5.00%		6/1/2023	A		6,250	7,279,875
Tobacco Settlement Fin Corp LA	5.00%		5/15/2022	A		5,000	5,742,250
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BB		12,030	11,910,301
Tobacco Settlement Fin Corp NJ	4.625%		6/1/2026	B+		10,000	9,092,600
Tobacco Settlement Fin Corp NJ	4.75%		6/1/2034	B2		10,500	7,788,690
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2029	B		5,000	4,221,950
Tobacco Settlement Fin Corp NY	5.00%		6/1/2018	AA		5,000	5,730,750
Total							146,500,624

Transportation 16.52%
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-		2,750	3,301,897
Alameda Corridor Trsp Auth	5.00%		10/1/2026	A-		4,075	4,826,145
Atlanta Airport	5.50%		1/1/2021	Aa3		3,000	3,664,620
Atlanta Airport–PFC	5.00%		1/1/2029	A+		2,500	2,894,375
AZ Transp Brd Hwy	5.00%		7/1/2021	AA+		10,000	12,044,700
Bay Area Toll Auth	0.74%	#	4/1/2047	AA		6,000	6,095,940
Bay Area Toll Auth	1.875%		4/1/2047	AA		5,000	5,095,300
Central TX Mobility Auth	5.00%		1/1/2033	Baa3		3,000	3,197,880
Central TX Mobility Auth	5.75%		1/1/2019	Baa2		750	856,973
Central TX Mobility Auth	5.75%		1/1/2020	Baa2		1,000	1,156,110
Central TX Mobility Auth	5.75%		1/1/2031	Baa2		2,000	2,255,120
Chicago Midway Arpt	5.00%		1/1/2026	A-		6,075	7,054,594
Chicago Midway Arpt AMT	5.00%		1/1/2023	A-		3,000	3,451,770

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Chicago O’Hare Arpt	5.00%	1/1/2022	A2	$2,250	$2,605,657
Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA	3,500	3,816,435
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A2	6,320	7,300,232
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A2	11,740	13,595,742
Clark Co Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,406,207
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	635	724,694
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	390	445,088
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AA+	515	587,744
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	460	524,975
Delaware River Port Auth	5.00%	1/1/2027	BBB	1,835	2,062,705
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,722,575
Denver City & Co Arpt (NPFGC)	5.00%	11/15/2022	AA-	13,625	14,772,497
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2018	AA-	10,900	10,103,319
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	12,000	13,309,920
HI Arpts Sys AMT	5.00%	7/1/2017	A	5,000	5,565,950
HI Arpts Sys AMT	5.00%	7/1/2022	A	5,130	5,941,925
Houston Arpt AMT	5.00%	7/1/2021	A	5,000	5,849,000
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,175,380
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,963,871
KY Pub Trsp Auth–Downtown Crossing	5.00%	7/1/2017	Baa3	4,000	4,430,880
KY Tpk Auth	5.00%	7/1/2026	AA+	5,215	6,171,900
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,475,088
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,916,883
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,639,092
MA Trans Fd–Bridge Prog	5.00%	6/1/2023	AAA	9,880	11,733,192
MD EDC–Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,807,094
MD EDC–Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,083,820
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2021	A	1,500	1,752,900
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A	1,550	1,809,656
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	5,145	5,946,128
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	3,500	3,987,060
Miami Dade Co Expwy Auth(c)	5.00%	7/1/2022	A-	1,750	2,072,473
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,000	2,339,240
Miami Dade Co Expwy Auth(c)	5.00%	7/1/2023	A-	2,500	2,972,950
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	3,500	4,067,000
Minneapolis / St Paul Met Airports	5.00%	1/1/2020	AA-	2,190	2,588,492
Minneapolis / St Paul Met Airports (AMBAC)	5.00%	1/1/2024	AA-	10,250	11,150,360

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Minneapolis / St Paul Met Arpts(c)	5.00%	1/1/2028	A	$3,500	$4,079,775
Minneapolis / St Paul Met Arpts(c)	5.00%	1/1/2029	A	2,000	2,317,260
MTA NY	5.00%	11/15/2021	AA-	1,500	1,792,695
MTA NY	5.00%	11/1/2023	AA-	5,640	6,715,435
MTA NY–Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,620,809
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	4,905	5,653,258
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,322,720
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,498,330
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,620,485
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,479,400
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,895,550
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,564,033
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,538,860
NJ Trans Trust Fund	5.75%	6/15/2020	A2	7,645	8,943,733
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,711,503
North TX Twy Auth	6.25%	1/1/2024	A2	5,000	5,920,850
NY Dorm–PIT	5.00%	3/15/2023	AAA	8,500	10,296,815
NY Twy Auth	5.00%	5/1/2019	A-	10,000	11,605,300
NY Twy Auth	5.00%	1/1/2020	A	1,500	1,754,715
Orlando & Orange CO Expwy Auth	5.00%	7/1/2030	A	10,000	11,436,800
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	4,142,215
PA Tpk Commn (AG)	5.00%	6/1/2018	AA	2,500	2,840,200
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,482,611
Phoenix Airport	5.00%	7/1/2023	A+	7,000	8,129,940
Phoenix Airport AMT	5.00%	7/1/2021	AA-	3,050	3,605,527
Phoenix Airport AMT	5.00%	7/1/2022	AA-	1,500	1,770,585
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,456,248
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	12,080,800
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB-	6,000	6,877,200
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,169,250
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,979,010
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,600,255
Regional Trans Dist–Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,838,316
Regional Trans Dist–Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,070,228
Regional Trans Dist–Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,100,554
Regional Trans Dist–Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,201,109
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,404,600

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
San Francisco Arpt AMT	5.00%	5/1/2028	A+	$7,450	$8,388,551
San Jose Arpt(c)	5.00%	3/1/2026	A2	1,200	1,408,380
San Jose Arpt(c)	5.00%	3/1/2027	A2	2,260	2,638,256
San Jose Arpt(c)	5.00%	3/1/2028	A2	1,655	1,917,251
South Jersey Trans Auth	5.00%	11/1/2020	A-	2,000	2,252,620
South Jersey Trans Auth	5.00%	11/1/2021	A-	5,305	6,009,451
Southeastern PA Transp Auth–GARVEE	5.00%	6/1/2023	A+	2,500	2,856,500
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	9,010,059
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,683,555
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,000	6,039,450
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,412,920
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,200,439
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,329,815
VA Transp Brd–Cap Proj	5.00%	5/15/2021	AA+	10,000	11,980,600
WA St GARVEE–520 Corridor	5.00%	9/1/2021	AA	10,000	11,927,300
WI Trans	5.00%	7/1/2019	AA+	2,000	2,304,440
Total					530,190,109

Utilities 14.19%
Albuquerque Bernalillo Co Wtr Util Auth	5.00%	7/1/2024	AA	2,645	3,241,844
Albuquerque Bernalillo Co Wtr Util Auth	5.00%	7/1/2025	AA	4,000	4,867,680
Amr Muni Pwr–Fremont Energy	5.00%	2/15/2021	A1	1,300	1,518,478
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA	1,480	1,536,166
CA Dept Wtr Res Pwr	5.00%	5/1/2018	Aa2	4,050	4,668,921
CA Dept Wtr Res Pwr	5.00%	5/1/2019	Aa2	16,695	19,675,725
Central Plains–Goldman Sachs	5.00%	9/1/2027	A-	7,500	8,337,000
Energy Northwest–Columbia Station (AMBAC)	5.00%	7/1/2024	AA-	8,115	8,745,454
Farmington Poll Ctl–AZ Pub Svc	4.70%	5/1/2024	A-	5,265	5,679,829
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,582,717
FL Muni Pwr Agy–St Lucie	5.00%	10/1/2021	A2	3,650	4,164,285
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,098,620
Hampton Rds Santn Dist	5.00%	4/1/2022	AAA	5,000	5,626,350
HI Dept Budget–Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,137,400
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,593,010
Houston Util Sys	5.00%	11/15/2022	AA	5,000	6,027,100
Houston Util Sys	5.00%	11/15/2023	AA	4,000	4,872,560

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
IA Fin Auth–Revolving Fund	5.25%		8/1/2020	AAA	$2,500	$2,898,000
IL DFA–Peoples Gas AMT (AMBAC)	4.875%		11/1/2038	Aa3	7,500	7,512,975
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%		7/1/2019	AA-	340	375,489
Intermountain Pwr Agy	5.00%		7/1/2021	A+	3,000	3,419,700
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,876,518
KS DFA–Dept Hlth & Env	5.00%		3/1/2021	AAA	6,680	7,807,384
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	3,975	4,515,759
Long Beach Nat Gas–ML	1.586%	#	11/15/2026	A-	4,000	3,732,560
Long Island Power Auth	5.00%		5/1/2019	A-	1,000	1,152,840
Long Island Power Auth	5.00%		5/1/2020	A-	2,930	3,376,649
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2022	AA-	4,250	5,095,070
Los Angeles Solid Waste	5.00%		2/1/2020	Aa2	2,000	2,331,520
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	12,216,000
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2019	AA	4,705	5,427,688
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,930	4,580,612
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,130	3,648,172
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2021	A	5,225	6,093,134
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A	5,005	5,776,771
Main St Nat Gas–ML	5.00%		3/15/2021	A-	2,500	2,833,500
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,957,280
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A	6,190	7,254,742
MEAG–Proj 1	5.00%		1/1/2021	A	4,185	4,942,694
Miami Dade Co Wtr & Swr (AGM)	5.25%		10/1/2018	AA	3,000	3,463,620
MO Joint Muni Elec Util Commn(c)	5.00%		1/1/2023	A2	2,000	2,383,500
MO Joint Muni Elec Util Commn(c)	5.00%		1/1/2025	A2	1,500	1,783,215
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,152,394
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,465,674
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	10,008,320
NC Eastern Muni Pwr	5.00%		1/1/2019	A-	2,245	2,565,900
NC Eastern Muni Pwr	5.00%		1/1/2020	A-	1,000	1,134,990
NC Muni Pwr Agy #1 Catawba Elec	5.00%		1/1/2019	A	6,500	7,489,885
New Orleans Sewer	5.00%		6/1/2020	A	1,400	1,624,518
New Orleans Sewer	5.00%		6/1/2021	A	400	464,192
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB-	8,000	8,408,640
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,166,820
OH Air Quality–FirstEnergy	3.625%		10/1/2033	BBB-	1,000	1,032,980

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
OH Air Quality–FirstEnergy	3.625%	10/1/2033	BBB-	$2,000	$2,066,980
OH Air Quality–FirstEnergy	5.70%	8/1/2020	BBB-	4,250	4,895,958
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	8,000	9,086,480
OH Wtr Dev Auth–Poll Ctl	5.00%	6/1/2023	AAA	5,500	6,737,390
PA Econ Dev–Philadelphia Biosolids	5.25%	1/1/2016	Baa3	2,225	2,298,581
PA Econ Dev–Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,106,354
PA Econ Dev–PPL Electric Utility Rmkt	4.00%	10/1/2023	A2	5,000	5,371,850
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,433,675
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,497,840
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	9,028,404
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	2,000	2,248,780
Pima Co IDA–Tucson Elec	4.95%	10/1/2020	Baa1	10,640	12,007,027
PR Aqueduct & Swr Auth	5.00%	7/1/2015	BB-	7,100	6,578,860
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB-	5,555	4,516,604
PR Elec Pwr Auth	5.00%	7/1/2029	CCC	8,205	4,895,185
PR Elec Pwr Auth	5.25%	7/1/2019	CCC	2,000	1,200,380
PR Elec Pwr Auth	5.25%	7/1/2026	CCC	4,900	2,924,075
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,815,725
Sa Energy Acquisition Pub Fac	5.50%	8/1/2021	A-	2,360	2,769,413
Salt River Agric Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,161,730
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,748,970
Salt Verde Fin Corp–Citi	5.00%	12/1/2032	A-	5,000	5,689,650
Salt Verde Fin Corp–Citi	5.50%	12/1/2029	A-	5,000	6,076,050
San Diego PFA Swr	5.00%	5/15/2020	AA-	5,000	5,872,900
San Diego PFA Swr	5.50%	5/15/2023	AA-	5,000	5,997,600
San Francisco City & Co Pub Util Sys	5.00%	11/1/2023	AA-	5,450	6,608,070
Snohomish Co PUD #1 (AGM)	5.00%	12/1/2020	AA	5,000	5,274,550
TEAC–Goldman Sachs	5.00%	2/1/2018	A-	1,055	1,171,862
TEAC–Goldman Sachs	5.25%	9/1/2021	A-	3,000	3,458,850
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2024	A3	13,000	14,585,740
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2021	A-	4,685	5,421,950
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2023	A-	2,925	3,458,286
TX Muni Gas Acq & Supply–ML	5.625%	12/15/2017	A-	5,850	6,431,373
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	A-	10,110	12,431,559
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,938,782
UT Muni Pwr–Payson Pwr	5.00%	4/1/2021	A-	5,300	6,211,017
Western Genr Agy–Wauna Cogen AMT	5.00%	1/1/2016	NR	1,510	1,514,032

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2014

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Western MN Muni Pwr Agy		5.00%	1/1/2022	Aa3	$1,000	$1,196,890
Western MN Muni Pwr Agy		5.00%	1/1/2023	Aa3	1,500	1,810,020
Wyandotte Co Unified Govt Utility Sys		5.00%	9/1/2021	A+	3,105	3,655,176
Total						455,537,462
Total Municipal Bonds (cost $3,031,956,599)						3,168,458,367

					Shares (000)
SHORT-TERM INVESTMENTS 0.47%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)					2	1,775

					Principal Amount (000)
Municipal Bond 0.05%

Tax Revenue
MI Fin Auth–Detroit Sch Dist (cost $1,625,000)		2.85%	8/20/2015	NR	$1,625	1,636,521

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
Variable Rate Demand Notes 0.42%

Lease Obligations 0.03%
Palm Co IDA–Clark Co Detention†	0.32%	10/2/2014	9/1/2033	AA-	1,000	1,000,000

Utilities 0.39%
Las Vegas Valley Water District	0.12%	10/1/2014	6/1/2036	AA+	12,500	12,500,000
Total Variable Rate Demand Notes (cost $13,500,000)						13,500,000
Total Short-Term Investments (cost $15,126,775)						15,138,296
Total Investments in Securities 99.19% (cost $3,047,083,374)						3,183,596,663
Cash and Other Assets in Excess of Liabilities(f) 0.81%						26,141,024
Net Assets 100.00%						$3,209,737,687

58	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2014

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	December 2014	203	Short	$(27,994,969)	$118,549

Note: See Footnotes to Schedules of Investments on page 119 of this report.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$3,010,199,594	$—		$3,010,199,594
Other Revenue	—	159,895,254	40	(4)	159,895,294
Money Market Mutual Fund	1,775	—	—		1,775
Variable Rate Demand Notes	—	13,500,000	—		13,500,000
Total	$1,775	$3,183,594,848	$40		$3,183,596,663

Liabilities
Trust Certificates(5)	$—	$(3,840,000)	$—		$(3,840,000)
Total	$—	$(3,840,000)	$—		$(3,840,000)

Other Financial Instruments
Futures Contracts
Assets	$118,549	$—	$—		$118,549
Liabilities	—	—	—		—
Total	$118,549	$—	$—		$118,549

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the fiscal year ended September 30, 2014.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.
(5)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2013	$40
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of September 30, 2014	$40

See Notes to Financial Statements.	59

Schedule of Investments

AMT FREE MUNICIPAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.55%

Corporate-Backed 5.59%
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$379,238
Beaver Co IDA–FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,501,196
CA Poll Control–Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	1,028,050
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	583,685
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	634,657
Courtland IDB–Intl Paper	6.25%	11/1/2033	Baa2		750	871,665
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-		500	530,985
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB		670	789,394
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa		365	410,037
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR		135	145,523
OK DFA–Waste Mgmt	2.375%	12/1/2021	A-		185	187,192
Valdez Marine Term–BP	5.00%	1/1/2021	A		200	234,666
Warren Co–Intl Paper	5.80%	5/1/2034	BBB		100	114,556
Warren Co–Intl Paper	6.50%	9/1/2032	BBB		255	292,261
Total						7,703,105

Education 8.73%
Allegheny Co Hi Ed–Duquesne Univ	5.50%	3/1/2029	A2		150	168,555
Build NYC Res Corp–CUNY	5.00%	6/1/2034	Aa2		325	371,819
CA Ed Facs–Santa Clara Univ	5.50%	4/1/2033	Aa3		265	295,300
CA Fin Auth–Emerson Clg	6.00%	1/1/2042	BBB+		250	288,117
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		100	103,970
FL HI Ed–Nova Southeastern Univ	6.375%	4/1/2031	Baa1		475	567,107
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	847,284
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(d)	1,000	1,001,410
IL Fin Auth–DePaul Univ	6.00%	10/1/2032	A		605	697,498
IL Fin Auth–DePaul Univ	6.125%	10/1/2040	A		230	267,120
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		100	103,884
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		500	518,150
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		500	501,495
LA PFA–Loyola Univ	5.25%	10/1/2029	A		680	774,051
McAllister Academic Vlg–AZ State Univ	5.25%	7/1/2030	AA-		125	134,978
MD Hlth & HI Ed–Loyola Univ(c)	5.00%	10/1/2045	A		250	281,845
Morgan State Univ	5.00%	7/1/2027	A+		670	771,451
Morgan State Univ	5.00%	7/1/2030	A+		350	397,778
Morgan State Univ	5.00%	7/1/2032	A+		450	508,113

60	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Education (continued)
NH Hlth & Ed–Sthrn NH Univ	5.00%		1/1/2019	BBB		$225	$250,873
NJ Ed Facs–Kean Univ	5.25%		9/1/2029	A2		160	177,866
NY Dorm–Cornell Univ	5.00%		7/1/2034	Aa1		250	284,508
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(d)	400	443,232
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3		1,000	1,146,010
PA Hi Ed–St Josephs Univ	5.00%		11/1/2030	A-		795	866,574
Private Clgs & Univs Auth–SCAD(c)	5.00%		4/1/2044	Baa2		250	269,588
Total							12,038,576

Financial Services 0.35%
IN Bd Bk–JP Morgan	1.127%	#	10/15/2022	A3		500	480,505

General Obligation 9.57%
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA		550	650,980
CA State GO	5.375%		11/1/2035	Aa3		400	467,904
CA State GO	5.50%		3/1/2040	Aa3		975	1,114,201
CA State GO	6.50%		4/1/2033	Aa3		300	368,331
Chicago GO	5.25%		1/1/2027	A+		260	270,020
Fraser Pub Sch Dist	5.75%		5/1/2033	AA-		400	453,968
HI State GO	5.00%		12/1/2028	AA		1,000	1,185,280
Hudson Co Impt Auth–Solid Waste GTD	5.75%		1/1/2035	Aa3		225	254,808
Kendall Kane & WIll Co CUSD #308	5.00%		2/1/2029	Aa2		1,000	1,117,500
NYC GO	5.00%		8/1/2023	AA		705	851,266
NYC GO	5.00%		8/1/2023	AA		300	362,241
NYC GO	5.00%		8/1/2027	AA		575	677,747
Philadelphia GO	5.25%		7/15/2031	A+		600	700,182
Pittsburgh GO	5.00%		9/1/2030	AA		370	424,819
PR Comwlth GO	4.75%		7/1/2018	BB		350	303,541
PR Comwlth GO	5.25%		7/1/2022	BB		250	203,928
PR Comwlth GO	5.375%		7/1/2030	BB		955	735,627
PR Pub Bldg Auth	5.50%		7/1/2027	BB		145	110,491
PR Pub Bldg Auth GTD	6.00%		7/1/2020	BB		125	105,115
PR Pub Bldg Auth GTD	6.25%		7/1/2026	BB		315	250,712
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2023	A+		1,000	1,151,450
Stockton USD (AGM)	5.00%		7/1/2028	AA		750	838,102
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		500	600,580
Total							13,198,793

See Notes to Financial Statements.	61

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care 19.16%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		$300	$311,328
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA-		300	341,946
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA-		290	329,112
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	Aa2		680	794,716
AZ Hlth Facs–Banner Hlth	5.50%	1/1/2038	AA-		1,285	1,385,204
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		700	804,076
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		275	326,015
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		500	527,325
CA Stwde–So Cal Presbyterian	6.625%	11/15/2024	BBB-		110	129,350
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	310,304
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	A+		750	845,647
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	A+		155	181,772
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	703,245
CT Hlth & Ed–Yale New Haven	5.00%	7/1/2028	Aa3		500	583,010
CT Hlth & Ed–Yale New Haven Hsp	5.75%	7/1/2034	Aa3		250	309,195
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(d)	130	146,051
Cumberland Mun Auth–Asbury	5.25%	1/1/2021	NR		140	150,734
Cumberland Mun Auth–Asbury	5.40%	1/1/2022	NR		150	159,182
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA		530	590,558
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		400	431,680
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		160	159,429
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		480	520,368
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	A2		305	330,403
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		235	249,518
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	A+		675	738,916
IL Fin Auth–Northwestern Mem Hsp	5.75%	8/15/2030	AA+		225	253,467
IL Fin Auth–Rush Univ Med	6.375%	11/1/2027	A		315	362,039
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	A		220	252,241
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	A		80	91,724
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	A		250	294,908
IL Fin Auth–Rush Univ Med (NPFGC)(FGIC)	5.25%	11/1/2035	AA-		305	321,433
IL Fin Auth–Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		760	867,958
IN Fin Auth–Major Hsp(c)	5.00%	10/1/2044	Baa2		400	420,704
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		300	349,785
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	Aa2		795	929,116
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	Baa1		880	966,724
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	250	277,650

62	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB	$445	$505,333
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba1	620	689,527
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba1	400	442,752
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2039	Baa1	500	542,110
Montgomery Co Hlth–Catholic Hlth E	6.25%	11/15/2034	Aa2	105	122,413
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA	1,000	1,141,270
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2034	BBB+	1,100	1,221,748
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR	225	188,564
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-	250	288,728
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB	950	1,198,710
Univ Med Ctr Corp	5.00%	7/1/2020	BBB	500	567,055
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-	140	160,616
WA Hlth Care–Kadlec Regl Med Ctr	5.00%	12/1/2042	Baa3	135	158,158
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A	500	546,750
WA Hlth Care–Providence Hlth	5.00%	10/1/2044	AA-	500	561,000
Westchester Co Hlth Care	6.00%	11/1/2030	A3	150	173,117
Westchester Co Hlth Care	6.125%	11/1/2037	A3	275	314,528
WI Hlth–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1	840	857,741
Total					26,426,953

Housing 0.60%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR	300	357,483
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB	100	109,250
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-	350	357,284
Total					824,017

Lease Obligations 9.06%
CA Pub Wks–Dept Gen Svcs	5.00%	4/1/2030	A1	130	136,482
CA Pub Wks–Riverside Campus	6.00%	4/1/2027	A1	250	296,565
CA Pub Wks–Various Cap Proj	5.00%	10/1/2028	A1	535	611,853
CA Pub Wks–Various Cap Proj	5.75%	3/1/2030	A1	310	362,396
CA Pub Wks–Various Cap Proj	6.625%	11/1/2034	A1	155	155,814
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	520,947
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA	1,155	1,356,201
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa2	250	277,938
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	957,391
Los Angeles USD	5.00%	10/1/2025	A+	1,000	1,156,610
McLennan Co PFC	6.625%	6/1/2035	AA-	545	569,094

See Notes to Financial Statements.	63

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	A+	$650	$744,243
NJ EDA–Sch Facs	1.64%	#	3/1/2028	A2	500	491,570
NJ Hlth–Hsp Asset Trans	5.00%		10/1/2028	A2	500	547,200
North Hudson Sewerage Auth	5.00%		6/1/2024	A-	1,000	1,162,690
Philadelphia Muni Auth	6.375%		4/1/2029	A+	655	763,481
Pima Co IDA–HQ Metro	6.00%		7/1/2041	Aa2	600	614,436
PR Pub Bldg Auth GTD	5.25%		7/1/2033	BB	200	148,116
San Diego PFA–Master Lease	5.125%		9/1/2030	AA-	1,000	1,107,440
VA Transp Brd–Cap Proj	4.75%		5/15/2035	AA+	470	521,098
Total						12,501,565

Other Revenue 5.89%
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+	155	171,585
Austin Convention†	5.75%		1/1/2034	BB	590	604,136
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+	200	206,368
Baltimore Conv Ctr–Hilton Hotel	5.875%		9/1/2039	Ba2	250	258,440
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2025	BB+	595	612,844
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2026	BB+	100	102,515
Brooklyn Arena LDC–Barclays Ctr	6.25%		7/15/2040	BBB-	605	688,333
Cleveland Arpt	5.00%		1/1/2029	A-	425	463,191
Cleveland Arpt	5.00%		1/1/2030	A-	555	602,658
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	BBB	275	293,774
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	500	532,345
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+	300	341,511
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+	200	227,202
Houston Hi Ed–Cosmos Fndtn	5.875%		5/15/2021	BBB	205	233,007
Houston HI Ed–Cosmos Fndtn	6.875%		5/15/2041	BBB	125	151,694
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB	900	961,371
La Paz Co IDA–Imperial Regl Jail	7.80%		10/1/2039	NR	500	537,780
La Vernia Hi Ed–Life Schools of Dallas	7.25%		8/15/2031	BBB-	250	321,150
MD EDC–Chesapeake Bay Hyatt(g)	5.00%		12/1/2031	NR	100	45,000
NYC Cultural–Whitney Museum	5.25%		7/1/2026	A	500	578,395
PR Pub Bldg Auth	5.25%		7/1/2027	BB	255	191,051
Total						8,124,350

Special Tax 3.02%
Allentown Neighborhood Impt	5.00%		5/1/2027	Baa2	250	268,223
Allentown Neighborhood Impt	5.00%		5/1/2032	Baa2	325	338,929

64	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	$500	$520,115
Inland Valley Redev Agy	5.25%	9/1/2037	A-	750	842,287
Lancaster Redev	6.00%	8/1/2024	BBB	250	290,662
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	577,290
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	395	427,821
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB	100	110,326
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2024	A2	660	782,912
Total					4,158,565

Tax Revenue 5.31%
AZ Sports & Tourism Auth–Stadium	5.00%	7/1/2028	A1	500	547,980
Hudson Yards	5.75%	2/15/2047	A	925	1,067,339
MTA NY–Dedicated Tax	5.50%	11/15/2039	AA	200	228,292
NY UDC–PIT	5.00%	3/15/2033	AAA	750	855,210
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,139,800
PR Corp Sales Tax	5.25%	8/1/2027	BBB-	575	479,941
PR Corp Sales Tax	5.25%	8/1/2041	BBB-	1,000	740,600
PR Corp Sales Tax	5.75%	8/1/2037	BBB-	220	180,259
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A2	275	325,113
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A2	530	648,116
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	586,082
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	205	228,112
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	295,172
Total					7,322,016

Tobacco 4.77%
Buckeye Tobacco	5.125%	6/1/2024	B-	1,000	838,100
Golden St Tobacco	5.00%	6/1/2030	A1	500	557,180
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A1	705	723,668
MI Tob Settlement	5.125%	6/1/2022	B-	720	623,527
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	175,616
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,284,118
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	622,847
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	813,883
TSASC	5.00%	6/1/2026	B+	400	390,992
TSASC	5.00%	6/1/2034	B	660	552,869
Total					6,582,800

See Notes to Financial Statements.	65

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation 13.17%
Atlanta Airport	5.25%	1/1/2030	Aa3	$635	$736,549
Atlanta Arpt–PFC	5.00%	1/1/2028	A+	1,000	1,162,130
Charlotte Airport	5.00%	7/1/2033	Aa3	575	642,114
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	1,015	1,085,309
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	110	126,562
Chicago O’Hare Arpt (NPFGC)(FGIC)	5.00%	1/1/2030	AA-	100	100,980
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	200,672
Delaware River Port Auth	5.00%	1/1/2029	A	470	543,734
Delaware River Port Auth	5.00%	1/1/2034	A	800	906,200
DFW Arpt	5.00%	11/1/2028	A+	750	865,830
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA-	500	556,750
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	750	857,775
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	780,560
Met DC Airport	5.00%	10/1/2035	AA-	240	272,208
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	567,760
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	A	515	601,139
Miami Dade Co Expwy Auth	5.00%	7/1/2026	A-	210	248,170
Miami Dade Co Expwy Auth(c)	5.00%	7/1/2028	A-	515	601,448
Minneapolis / St Paul Met Arpts(c)	5.00%	1/1/2027	A	575	676,867
MTA NY–Dedicated Tax	5.25%	11/15/2029	AA	535	623,403
NJ Trans Trust Fund	5.75%	12/15/2031	A2	350	406,133
NJ Trans Trust Fund	6.00%	6/15/2035	A2	195	233,924
North TX Twy Auth	5.75%	1/1/2033	A3	270	299,757
North TX Twy Auth	6.00%	1/1/2043	A2	930	1,083,720
PA Tpk Commn	5.50%	6/1/2033	A-	315	348,787
PR Hwy & Trans Auth	4.00%	7/1/2017	B	240	141,398
Regional Trans Dist–Denver Trans	5.375%	1/15/2025	Baa3	85	92,995
Regional Trans Dist–Denver Trans	5.375%	7/15/2025	Baa3	820	897,129
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	120	136,789
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	534,712
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	571,413
San Diego Arpt	5.00%	7/1/2040	A	900	973,062
San Jose Arpt AMT(c)	5.00%	3/1/2029	A2	250	288,067
Total					18,164,046

Utilities 13.33%
Adelanto Util Sys	6.00%	7/1/2024	NR	200	224,552
Adelanto Util Sys	6.625%	7/1/2031	NR	100	115,149

66	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-	$500	$547,085
Chicago Wastewater	5.00%	1/1/2039	AA-	500	549,240
Chicago Water	5.00%	11/1/2039	AA-	800	886,800
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	201,814
CT Muni Elec	5.00%	1/1/2027	Aa3	1,000	1,148,220
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	750	817,402
Detroit Sewer (NPFGC)(FGIC)	5.00%	7/1/2035	AA-	120	120,750
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	182,565
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	AA-	285	286,080
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	453,232
FL Muni Pwr Agy	5.00%	10/1/2026	A2	805	925,468
Gainesville Utility	5.25%	10/1/2034	AA	150	164,849
Guam Pwr Auth (AGM)	5.00%	10/1/2039	AA	250	278,495
IN Muni Pwr	5.25%	1/1/2032	A+	450	515,425
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,000	1,096,850
Long Beach Nat Gas–ML	5.50%	11/15/2030	A-	350	424,994
Long Beach Nat Gas–ML	5.50%	11/15/2037	A-	1,080	1,311,736
Los Angeles USD	5.00%	7/1/2023	Aa2	500	610,800
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	615,728
MO Joint Muni Elec Util Commn(c)	5.00%	1/1/2027	A2	250	292,958
New Orleans Water	5.00%	12/1/2044	BBB+	500	550,160
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	200	218,312
NY Env Facs–Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	587,792
NYC Muni Water	5.00%	6/15/2035	AA+	525	603,246
NYC Muni Water	5.00%	6/15/2036	AA+	500	572,275
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	539,510
Pima Co IDA–Tucson Elec	4.95%	10/1/2020	Baa1	350	394,968
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB-	590	479,711
PR Elec Pwr Auth	5.00%	7/1/2028	CCC	270	161,096
PR Elec Pwr Auth	5.25%	7/1/2028	CCC	880	525,043
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	122,911
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A-	500	567,705
TEAC–Goldman Sachs	5.25%	9/1/2026	A-	250	294,983
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2022	A-	855	998,623
Total					18,386,527
Total Investments in Municipal Bonds 98.55% (cost $129,544,137)					135,911,818
Cash and Other Assets in Excess of Liabilities(f) 1.45%					1,993,262
Net Assets 100.00%					$137,905,080

See Notes to Financial Statements.	67

Schedule of Investments (concluded)

AMT FREE MUNICIPAL BOND FUND September 30, 2014

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	December 2014	22	Short	$(3,033,938)	$15,939

Note: See Footnotes to Schedules of Investments on page 119 of this report.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$135,911,818	$—	$135,911,818
Total	$—	$135,911,818	$—	$135,911,818

Other Financial Instruments
Futures Contracts
Assets	$15,939	$—	$—	$15,939
Liabilities	—	—	—	—
Total	$15,939	$—	$—	$15,939

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the fiscal year ended September 30, 2014.

68	See Notes to Financial Statements.

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 102.39%

Corporate-Backed 7.40%
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$9,214,100
CA Poll Ctl–Waste Mgmt AMT	3.25%	12/1/2027	A-	6,000	6,211,680
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	9,710	11,335,163
Clayton Co SFR–Delta Airlines AMT	9.00%	6/1/2035	B+	3,520	3,656,013
Columbus Co Ind Facs–Intl Paper	5.70%	5/1/2034	BBB	2,140	2,440,584
Gloucester Co Impt Auth–Waste Mgmt AMT	2.50%	12/1/2029	A-	1,125	1,167,728
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,114,610
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-	8,500	9,026,745
IL Fin Auth–Leafs Hockey Club(g)	6.00%	3/1/2037	NR	1,550	310,000
IL Fin Auth–United Sports/ Barrington†,(g)	6.25%	10/1/2037	NR	2,000	240,000
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	1,580	1,690,900
LA Env Facs–Westlake Chem	6.75%	11/1/2032	BBB	7,650	8,575,803
Love Field Arpt–Southwest Airlines AMT	5.00%	11/1/2028	Baa2	2,270	2,459,522
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,496,181
MD EDC–Chesapeake Bay Hyatt(g)	5.00%	12/1/2016	NR	855	384,750
Mission EDC–Waste Mgmt	2.50%	8/1/2020	A-	13,500	13,594,770
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,911,046
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,745,835
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	8,340	8,990,103
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB-	5,790	6,461,756
OH Wtr Dev Auth–FirstEnergy	4.00%	12/1/2033	BBB-	5,000	5,323,750
Onondaga Co IDA–Bristol Meyers AMT	5.75%	3/1/2024	A+	2,075	2,580,242
PA Econ Dev–US Airways	7.50%	5/1/2020	B-	1,500	1,751,100
PA Econ Dev–US Airways	8.00%	5/1/2029	B-	1,475	1,747,049
Richland Co Env Impt–Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	7,046,615
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB	5,145	5,792,447
Selma IDB–Intl Paper	6.25%	11/1/2033	BBB	2,595	3,015,961
Valdez Marine Term–BP	5.00%	1/1/2021	A	5,000	5,866,650
West Pace Coop Dist	9.125%	5/1/2039	NR	4,900	4,716,691
Total					129,867,794

Education 5.27%
Athens Clarke Ed–Ugaref Cent Precinct	5.00%	6/15/2031	Aa2	2,500	2,705,675
Athens Clarke Ed–Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2	2,000	2,224,100
Build NYC Res Corp–CUNY	5.00%	6/1/2032	Aa2	1,250	1,441,275

See Notes to Financial Statements.	69

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Education (continued)
Build NYC Res Corp–CUNY	5.00%		6/1/2034	Aa2		$225	$257,413
Bulloch Co Dev–GA So Univ Hsg (AG)	5.25%		7/1/2028	A1		2,475	2,773,237
CA Fin Auth–Biola Univ	5.80%		10/1/2028	Baa1		1,000	1,128,720
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+		1,875	2,160,881
CA Stwde–Windrush Sch(g)	5.50%		7/1/2037	NR		1,000	10
CT Hlth & Ed–Quinnipiac Univ (NPFGC)(FGIC)	5.00%		7/1/2026	AA-		3,000	3,257,550
Davie Edu Facs–Nova Southeastern Univ	6.00%		4/1/2042	Baa1		3,000	3,461,190
Detroit Sch Dist	5.00%		5/1/2029	Aa2		4,000	4,371,160
Detroit Sch Dist	5.00%		5/1/2033	Aa2		4,385	4,701,685
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		1,000	1,039,700
Gainesville Redev–Riverside Mil Admy	5.125%		3/1/2027	BB+	(d)	4,575	4,581,451
Harrisburg Auth–Univ of Science(g)	6.00%		9/1/2036	NR		4,000	1,867,400
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2019	Baa3		1,050	1,092,829
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3		1,900	1,973,796
IL Fin Auth–IL Inst of Tech	6.25%		2/1/2019	Baa3		2,635	2,898,843
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3		1,000	1,151,720
IL Fin Auth–Univ of Chicago	5.75%		7/1/2033	AA		4,350	5,139,177
Louisville/Jeff Co Met Clg–Bellarmine	6.00%		5/1/2038	Baa3		2,500	2,635,200
MA DFA–Wheelock Clg	5.25%		10/1/2037	BBB		3,750	3,876,750
Marietta Dev Auth–Life Univ	7.00%		6/15/2030	Ba3		5,000	5,293,700
MD Hlth & HI Ed–Loyola Univ(c)	5.00%		10/1/2045	A		1,000	1,127,380
MI Hi Ed–Creative Studies	5.875%		12/1/2028	Baa2		2,365	2,453,475
NY Dorm–NYU	5.00%		7/1/2030	AA-		2,155	2,487,840
NY Dorm–NYU	5.00%		7/1/2031	AA-		4,215	4,845,016
NY Dorm–SUNY	5.00%		7/1/2035	Aa2		2,100	2,361,450
NY Dorm–Touro Clg	5.25%		1/1/2034	BBB-	(d)	1,270	1,395,908
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(d)	2,450	2,714,796
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3		1,780	2,039,898
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2022	A3		1,950	2,245,620
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2023	A3		1,285	1,473,766
PA Hi Ed–Drexel Univ	5.00%		5/1/2031	A		4,645	5,119,905
Private Clgs & Univs Auth–SCAD(c)	5.00%		4/1/2044	Baa2		1,875	2,021,906
Univ of Hawaii	6.00%		10/1/2038	Aa2		1,750	2,091,250
Total							92,411,672

Financial Services 0.25%
IN Bd Bk–JP Morgan	1.127%	#	10/15/2022	A3		4,500	4,324,545

70	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation 13.70%
Bellwood GO	6.15%	12/1/2032	NR	$2,765	$2,746,806
CA State GO	5.00%	2/1/2033	Aa3	10,000	11,299,500
CA State GO	5.25%	9/1/2024	Aa3	5,000	6,022,450
CA State GO	5.50%	3/1/2040	Aa3	9,250	10,570,622
CA State GO	5.60%	3/1/2036	Aa3	7,330	8,578,372
CA State GO	6.50%	4/1/2033	Aa3	13,400	16,452,118
Central USD (AG)	5.625%	8/1/2033	AA	2,360	2,718,862
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,810	2,181,213
Colton Jt USD (AGM)	5.00%	8/1/2026	AA	1,000	1,176,110
Cook Co GO	5.00%	11/15/2024	AA	10,000	11,454,300
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,674,700
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,674,700
Guam GO	7.00%	11/15/2039	BB-	2,240	2,539,174
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,899,300
IL State GO	5.00%	3/1/2030	A-	11,500	12,132,730
IL State GO	5.00%	3/1/2031	A-	4,750	4,986,597
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,620,233
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,595,100
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2024	AA	2,000	2,435,820
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2025	AA	2,060	2,492,682
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2026	AA	1,500	1,796,070
NYC GO	5.00%	8/1/2023	AA	2,700	3,260,169
NYC GO	5.00%	10/1/2026	AA	26,860	31,558,620
NYC GO	5.00%	8/1/2027	AA	6,000	7,072,140
NYC GO	6.25%	10/15/2028	AA	5,000	5,962,900
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,633,758
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,485,190
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,157,380
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,827,825
Pittsburgh GO	5.00%	9/1/2029	AA	1,100	1,269,026
Pittsburgh GO	5.00%	9/1/2030	AA	1,215	1,395,014
Pittsburgh GO	5.00%	9/1/2032	AA	1,160	1,319,210
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,156,130
PR Comwlth GO	5.00%	7/1/2019	BB	1,070	907,488
PR Comwlth GO	5.00%	7/1/2020	BB	3,000	2,459,790
PR Comwlth GO	6.50%	7/1/2040	BB	5,340	4,251,281
San Diego USD	5.00%	7/1/2027	AA-	3,295	3,904,180

See Notes to Financial Statements.	71

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2021	A+		$2,250	$2,605,725
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2022	A+		2,250	2,615,558
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	A+		3,250	3,742,213
Stockton USD (AGM)	5.00%	7/1/2023	AA		1,300	1,516,541
Stockton USD (AGM)	5.00%	7/1/2024	AA		1,335	1,539,162
Stockton USD (AGM)	5.00%	7/1/2026	AA		1,110	1,259,073
Sweetwater UHSD	5.00%	8/1/2026	AA		5,000	6,053,950
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		3,500	4,204,060
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+		4,000	4,190,600
Total						240,394,442

Health Care 12.39%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,698,176
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-		7,000	7,742,490
Brevard Co Hlth–Health First	7.00%	4/1/2033	A-		1,000	1,162,450
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,790,685
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,630	4,259,914
CA Hlth–City of Hope	5.00%	11/15/2026	A+		2,350	2,691,761
CA Hlth–Providence Hlth	6.25%	10/1/2024	AA-		2,000	2,425,900
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,169,060
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,450,144
Cass Co–Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,351,250
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,343,140
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,700,026
Cumberland Co Mun Auth–Diakon Lutheran	6.125%	1/1/2029	BBB+	(d)	1,000	1,095,200
Delaware Co Hsp Auth–Cardinal Hlth	5.00%	8/1/2024	A3		5,500	5,846,060
Delaware Co Hsp Auth–Cardinal Hlth	5.25%	8/1/2036	A3		4,500	4,695,750
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		1,600	1,726,720
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	764,281
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,635,541
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,770,040
Glynn Brunswick Mem Hsp–SE GA Hlth	5.50%	8/1/2028	A2		5,140	5,642,178
Greenville Hlth Sys	5.00%	5/1/2034	AA-		3,970	4,450,965
Harris Co Cultural Ed–Mem Hermann Hlth	5.00%	12/1/2026	A+		1,500	1,785,645
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		2,130	2,261,591
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,811,638
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	A		3,000	3,538,890

72	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
IN Fin Auth–Major Hsp(c)	5.00%	10/1/2029	Baa2		$1,500	$1,639,635
IN Fin Auth–Major Hsp(c)	5.00%	10/1/2044	Baa2		2,050	2,156,108
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA		4,900	5,353,348
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,143,440
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,407,172
LA PFA–Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,487,386
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(d)	1,350	1,405,337
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,314,015
Lufkin Hlth–Mem Hlth	6.00%	2/15/2024	BBB-		555	637,345
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,000	3,331,800
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,707,140
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba1		11,150	13,132,916
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(d)	1,000	1,008,820
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2039	Baa1		1,500	1,626,330
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2044	Baa1		1,250	1,350,950
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,487,806
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,426,607
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,994,445
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,125,530
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	649,246
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,809,167
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	BBB+		1,675	1,852,115
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	5,995,000
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,292,496
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,721,432
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,236,317
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,275,963
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,457,410
Sullivan Co Hlth & Ed–Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,086,000
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,716,000
Thomasville Hsp Auth–John Archbold	5.125%	11/1/2030	A+		2,500	2,763,825
Univ Med Ctr Corp	6.25%	7/1/2029	BBB		895	1,040,751
Univ Med Ctr Corp	6.50%	7/1/2039	BBB		3,025	3,530,568
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		5,000	5,736,300
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,374,000
WA Hlth Care–Providence Hlth	5.00%	10/1/2044	AA-		4,750	5,329,500
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,125,160
Total						217,536,875

See Notes to Financial Statements.	73

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Housing 1.24%
CA Muni Fin–Caritas Affordable Hsg	5.25%		8/15/2039	BBB	$550	$600,875
CA Stwde–CHF-Irvine LLC	6.00%		5/15/2023	Baa2	5,000	5,651,350
Dekalb Newton Gwinnett Co–GGC Fndtn	6.00%		7/1/2034	A+	1,500	1,716,810
East Point Hsg–Laurel Ridge Apts AMT (FNMA)	5.00%		10/1/2032	AA+	2,475	2,506,259
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%		7/1/2033	A2	2,000	2,176,120
LA HFA–GMF-LA Chateau	8.00%		9/1/2039	BB	1,425	1,517,825
Los Angeles Hsg	6.25%		6/1/2034	BB+	4,220	4,404,498
MO Hsg–Homeownership Ln AMT (GNMA)(FNMA)	5.90%		9/1/2035	Aaa	15	15,536
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2034	BBB-	1,000	1,040,630
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-	1,150	1,173,932
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2046	BBB-	1,000	1,013,020
Total						21,816,855

Lease Obligations 9.64%
CA Pub Wks–Judicial Council	5.00%		12/1/2028	A1	5,600	6,421,576
CA Pub Wks–Various Cap Proj	5.00%		4/1/2033	A1	8,500	9,512,350
CA Pub Wks–Various Cap Proj	5.125%		10/1/2031	A1	2,500	2,836,325
CA Pub Wks–Various Cap Proj	5.375%		11/1/2022	A1	5,000	5,858,300
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA	10,275	12,064,905
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2027	AA	2,355	2,747,602
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2028	AA	7,000	8,216,390
Goodyear Pub Impt	6.00%		7/1/2031	AA-	2,350	2,627,864
Houston Co Coop Dist–Country Crossing	10.00%		6/7/2015	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA	3,500	3,894,975
IN Fin Auth–I-69 AMT	5.25%		9/1/2034	BBB-	2,400	2,628,984
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2035	BBB	6,500	6,920,940
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB	3,000	3,160,470
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB	3,145	3,299,168
Indianapolis Local Pub Impt Bd Bk(b)	5.50%		2/1/2033	AA	12,000	14,162,340
McLennan Co PFC	6.625%		6/1/2035	AA-	6,995	7,304,249
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	A+	10,000	11,449,900
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-	7,500	8,299,200
NJ EDA–Sch Facs	1.64%	#	3/1/2028	A2	4,625	4,547,022
NJ Trans Trust Fund	5.00%		12/15/2023	A2	4,425	5,093,308
NY UDC–PIT(b)	5.00%		12/15/2025	AAA	1,980	2,214,318

74	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Lease Obligations (continued)
NY UDC–PIT(b)	5.00%		12/15/2026	AAA		$2,870	$3,209,642
NYC TFA–Bldg Aid	5.00%		7/15/2030	Aa2		10,000	11,506,000
NYC TFA–Bldg Aid	5.00%		7/15/2031	Aa2		6,000	6,854,040
PA IDA–Economic Dev	5.50%		7/1/2023	A1		2,630	2,910,253
Philadelphia Muni Auth	6.375%		4/1/2029	A+		2,000	2,331,240
PR Pub Fin Corp	5.50%		8/1/2031	BB-		8,000	4,245,200
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	A+		3,150	3,812,161
San Diego PFA–Master Lease	5.25%		9/1/2035	AA-		5,000	5,477,400
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2027	AA		4,500	5,290,605
Total							169,144,247

Other Revenue 8.03%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	Baa1		8,015	8,485,721
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+		5,750	6,365,250
Austin Convention†	5.75%		1/1/2034	BB		5,000	5,119,800
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+		2,400	2,476,416
Baker Correctional Dev	7.50%		2/1/2030	NR		3,500	2,545,585
Baytown Twp–St Croix Prep Admy	6.75%		8/1/2028	BB		1,455	1,526,717
Brooklyn Arena LDC–Barclays Ctr	6.375%		7/15/2043	BBB-		6,000	6,800,340
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	8,909,433
Chester Co IDA–Collegium Chtr Sch	5.00%		10/15/2022	BBB-		1,000	1,048,490
Chester Co IDA–Collegium Chtr Sch	5.375%		10/15/2042	BBB-		5,000	5,056,750
Cleveland Arpt	5.00%		1/1/2030	A-		2,000	2,171,740
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2032	BBB		915	989,664
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB		1,000	1,174,940
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025	BBB-		2,000	2,301,620
Clifton Higher Ed–Uplift Education	6.00%		12/1/2030	BBB-		1,000	1,161,460
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+		1,000	1,138,370
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+		1,000	1,136,010
Doctor Charles Drew Admy COP	5.70%		11/1/2036	NR		1,480	296,000
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB-	(d)	5,500	5,889,455
Hammond Loc Pub Impt–Charter Sch	6.75%		8/15/2035	BBB-		1,000	1,016,630
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		5,100	5,447,769
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	BB-		1,250	1,271,500
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa2		6,645	7,666,469
Kansas City IDA–Derrick Thomas Sch†	5.875%		1/1/2037	NR		1,850	425,500
La Paz Co IDA–Imperial Regl Jail	7.80%		10/1/2039	NR		2,000	2,151,120
Long Beach Nat Gas–ML	1.607%	#	11/15/2027	A-		9,000	8,369,910

See Notes to Financial Statements.	75

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue (continued)
MA DFA–Broad Inst	5.25%	4/1/2037	AA-		$7,250	$8,092,813
Maverick Co PFC	6.375%	2/1/2029	NR		2,580	1,300,372
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,558,260
MI Pub Ed–Bradford Admy	8.75%	9/1/2039	D		2,250	1,282,500
MI Pub Ed–Landmark Admy	6.625%	6/1/2030	BB+		2,000	2,076,500
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.125%	1/1/2025	NR		1,250	64,500
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.25%	1/1/2037	NR		1,700	87,720
Milwaukee Redev–Admy of Learning(g)	5.50%	8/1/2022	NR		300	108,000
Milwaukee Redev–Admy of Learning(g)	5.65%	8/1/2037	NR		250	90,000
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025	BBB+		6,500	7,577,505
NJ EDA–Team Academy	6.00%	10/1/2043	BBB		3,500	3,967,880
Pima Co IDA–American Charter Sch	5.50%	7/1/2026	BB	(d)	3,500	3,314,115
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		1,275	1,282,497
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	7,016,030
TX PFA–Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,263,908
Total						141,025,259

Special Tax 3.20%
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		1,250	1,303,575
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		4,300	4,472,989
Aurora TIF–East River	6.75%	12/30/2027	NR		870	950,710
Baltimore Spl Oblig–East Baltimore Resrch	7.00%	9/1/2038	NR		1,500	1,610,250
Emeryville Redev Agy (AGM)	5.00%	9/1/2023	AA		1,415	1,703,504
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA		1,950	2,360,339
Fontana PFA–North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+		2,000	2,005,480
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		5,240	786,000
Gramercy Farms Cmnty Dev Dist(g)	5.25%	5/1/2039	NR		1,340	13
HI Dept Homelands	5.875%	4/1/2034	A1		3,000	3,325,500
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR		5,000	550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-		3,375	3,790,294
Irvine CFD–Great Park	5.00%	9/1/2044	NR		500	545,695
La Quinta Redev Agy	5.00%	9/1/2025	AA-		1,500	1,798,215
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR		2,047	1,548,556
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,858,029
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA		1,000	1,154,580

76	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	$1,400	$1,607,424
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,336,040
Riverside Co Redev Agy–Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	8,549,062
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A-	2,500	2,998,950
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	1,400	1,516,326
San Francisco Redev–Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,216,060
San Francisco Redev–Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,698,004
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,535	1,664,001
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,679,850
Stone Canyon CID(g)	5.70%	4/1/2022	NR	1,000	480,000
Stone Canyon CID(g)	5.75%	4/1/2027	NR	1,300	624,000
Total					56,133,446

Tax Revenue 7.94%
AZ Sports & Tourism Auth–Stadium	5.00%	7/1/2028	A1	5,500	6,027,780
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,031,362
MA Sch Bldg Auth–Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	23,002,700
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	4,000	4,245,160
NJ EDA–Cigarette Tax	5.00%	6/15/2023	BBB+	2,000	2,290,860
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,124,840
NY Dorm–PIT	5.00%	3/15/2025	AAA	4,590	5,373,880
NY Dorm–PIT	5.00%	3/15/2026	AAA	2,580	3,015,530
NY UDC–PIT	5.00%	3/15/2028	AAA	5,000	5,701,950
NY UDC–PIT	5.00%	3/15/2033	AAA	2,250	2,565,630
NYC TFA–Future Tax(b)	5.00%	2/1/2027	AAA	12,000	13,892,220
NYC TFA–Future Tax(b)	5.00%	2/1/2028	AAA	4,000	4,630,740
PR Corp Sales Tax	5.00%	8/1/2040	BBB	5,040	4,209,106
PR Corp Sales Tax	5.00%	8/1/2043	BBB-	5,130	3,689,291
PR Corp Sales Tax	5.25%	8/1/2040	BBB	2,000	1,711,060
PR Corp Sales Tax	5.25%	8/1/2041	BBB-	10,165	7,528,199
PR Corp Sales Tax	5.375%	8/1/2039	BBB-	11,510	8,813,782
PR Corp Sales Tax	5.50%	8/1/2040	BBB-	5,580	4,360,714
PR Corp Sales Tax	6.125%	8/1/2029	BBB-	2,000	1,705,220
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	15,983,240
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	4,190	5,100,236
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	1,500	1,723,770
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	4,500	5,007,330

See Notes to Financial Statements.	77

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tax Revenue (continued)
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	$1,145	$1,320,849
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,361,380
Total					139,416,829

Tobacco 2.70%
Buckeye Tobacco	5.125%	6/1/2024	B-	13,500	11,314,350
Golden St Tobacco	4.50%	6/1/2027	B	4,000	3,700,360
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,566,512
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	2,005	2,229,520
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	5,178,856
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	4,500	5,232,105
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,135,180
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	3,750	3,409,725
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	6,255	4,639,834
TSASC	5.00%	6/1/2026	B+	3,070	3,000,864
Total					47,407,306

Transportation 18.76%
Alameda Corridor Trsp Auth	5.00%	10/1/2025	A-	2,300	2,742,198
Atlanta Arpt–PFC	5.00%	1/1/2028	A+	1,000	1,162,130
Atlanta Arpt–PFC	5.00%	1/1/2031	A+	5,000	5,728,000
Central TX Mobility Auth	6.00%	1/1/2041	Baa2	10,000	11,354,800
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-	2,000	2,270,600
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-	2,550	2,941,348
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	9,645	11,007,950
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	6,135	7,001,947
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	7,160	8,171,791
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,155,800
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	2,019,570
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	2,598,320
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	5,000	5,768,750
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,216,640
HI Arpt	5.00%	7/1/2034	A	3,000	3,287,760
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	B	2,500	2,807,375
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,158,530
Lee Co Arpt AMT	5.375%	10/1/2032	A2	3,645	4,021,346
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,475,088
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,916,883

78	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	$2,250	$2,639,093
Met DC Arpt AMT	5.00%	10/1/2026	AA-	2,500	2,893,725
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,777,215
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,282,800
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	BBB+	550	621,055
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	BBB+	1,160	1,298,411
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2043	BBB+	1,500	1,635,480
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	3,250	3,756,057
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	4,435	5,052,175
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A	1,000	1,132,800
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2032	A	5,000	5,473,300
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	625	749,194
Miami Dade Co Expwy Auth	5.00%	7/1/2025	A-	715	850,321
Miami Dade Co Expwy Auth	5.00%	7/1/2026	A-	540	638,150
Miami Dade Co Expwy Auth(c)	5.00%	7/1/2026	A-	2,500	2,954,400
Miami Dade Co Expwy Auth(c)	5.00%	7/1/2027	A-	2,000	2,348,640
Mid–Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	9,137,925
Minneapolis / St Paul Met Arpts(c)	5.00%	1/1/2027	A	3,100	3,649,196
Minneapolis / St Paul Met Arpts(c)	5.00%	1/1/2031	A	2,000	2,310,280
MTA NY	5.00%	11/15/2030	AA-	5,095	5,851,811
MTA NY	6.50%	11/15/2028	AA-	7,500	9,064,950
Niagara Frontier Trsp–Buffalo Intl Arpt	5.00%	4/1/2025	Baa1	2,750	3,184,252
Niagara Frontier Trsp–Buffalo Intl Arpt	5.00%	4/1/2026	Baa1	1,000	1,144,620
NJ Trans Trust Fund	6.00%	6/15/2035	A2	4,500	5,398,245
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,644,779
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	11,570,600
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	6,333,748
North TX Twy Auth	6.00%	1/1/2025	A2	5,000	5,652,000
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,545,280
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,702,400
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	1,500	1,658,820
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,696,920
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,732,720
PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	12,683,280
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,248,688
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,562,829

See Notes to Financial Statements.	79

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Port Oakland AMT	5.00%	5/1/2028	A+	$2,350	$2,616,749
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,465,149
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,216,160
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2044	AA-	2,000	2,209,260
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,088,960
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,800	2,028,618
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,733,000
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,626,990
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	11,416,300
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,911,820
San Francisco Port Commn AMT	5.00%	3/1/2024	A1	1,055	1,242,959
San Jose Arpt AMT(c)	5.00%	3/1/2022	A2	1,290	1,497,445
San Jose Arpt AMT(c)	5.00%	3/1/2023	A2	1,000	1,160,580
San Jose Arpt AMT(c)	5.00%	3/1/2029	A2	400	460,908
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,830,150
St Louis Arpt–Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,532,403
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	A+	2,770	3,266,107
VA Small Bus Fing–95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,870	5,040,109
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,582,083
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,682,085
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,828,945
Wayne Co Arpt AMT	5.00%	12/1/2044	A	1,000	1,099,440
Total					329,219,205

Utilities 11.87%
Amr Muni Pwr–Prairie St Energy	5.25%	2/15/2027	A1	3,000	3,369,000
Atlanta Wtr & Wastewtr	6.00%	11/1/2028	Aa3	3,000	3,603,930
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	Aa3	4,000	4,785,920
Beaver Co IDA–FirstEnergy	3.50%	12/1/2035	BBB-	4,000	4,101,200
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-	5,000	5,470,850
Central Plains–Goldman Sachs	5.25%	9/1/2037	A-	8,585	9,453,029
Chicago Wastewater	5.00%	1/1/2039	AA-	2,550	2,801,124
Chicago Water	5.00%	11/1/2039	AA-	2,600	2,882,100
Chicago Water	5.00%	11/1/2044	AA-	1,000	1,100,540
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,436,610
Compton Water	6.00%	8/1/2039	NR	5,500	5,690,025
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	8,250	8,991,428
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,079,088

80	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Utilities (continued)
FL Muni Pwr Agy	6.25%		10/1/2031	A2		$4,000	$4,702,240
Guam Pwr Auth (AGM)	5.00%		10/1/2039	AA		1,250	1,392,475
HI Dept Budget–Hawaiian Electric AMT (FGIC)	4.60%		5/1/2026	Baa1		2,295	2,359,237
IN Fin Auth–Ohio Vly Elec	5.00%		6/1/2032	BBB-		2,250	2,390,985
IN Fin Auth–Ohio Vly Elec	5.00%		6/1/2039	BBB-		2,000	2,087,780
IN Muni Pwr	5.25%		1/1/2030	A+		2,000	2,310,480
IN Muni Pwr	5.25%		1/1/2032	A+		2,050	2,348,050
Jefferson Co Sewer	6.50%		10/1/2053	BBB-		7,000	8,016,540
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA		2,015	2,210,153
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-		4,735	5,399,084
Los Angeles DEWAP–Pwr Sys (AMBAC)	5.00%		7/1/2028	AA-		4,925	5,456,900
Los Angeles USD	5.00%		7/1/2023	Aa2		10,000	12,216,000
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA		9,710	11,126,592
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1		3,500	3,959,550
Met Atlanta Rapid Trans Auth (AGM)	5.00%		7/1/2034	AA+		10,000	10,878,100
Met St Louis Sewer Dist	5.75%		5/1/2038	AAA		1,760	1,947,475
MO Joint Muni Elec Util Commn(c)	5.00%		1/1/2027	A2		2,115	2,478,420
Modesto Irrigation Dist	5.00%		7/1/2024	A+		1,000	1,200,450
New Orleans Water	5.00%		12/1/2034	BBB+		1,000	1,115,510
New Orleans Water	5.00%		12/1/2044	BBB+		3,000	3,300,960
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A		5,000	5,457,800
OH Air Quality–FirstEnergy	3.625%		12/1/2033	BBB-		1,250	1,286,413
OH Air Quality–FirstEnergy	5.70%		8/1/2020	BBB-		3,250	3,743,968
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-		4,620	5,247,442
Palm Beach Co Solid Waste	5.50%		10/1/2028	AA+		3,000	3,476,220
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	Baa1		5,040	5,203,548
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB-		7,280	5,388,219
PR Elec Pwr Auth	0.857%	#	7/1/2031	CCC		4,000	2,185,240
Sabine River Auth–TXU(g)	5.80%		7/1/2022	C	(d)	1,000	90,000
Sacramento MUD	5.00%		8/15/2027	AA-		1,650	1,964,622
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	A-		3,435	4,076,452
Southern CA Pub Pwr Auth–Goldman Sachs	1.631%	#	11/1/2038	A-		3,000	2,589,840
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(d)	3,000	3,501,660
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		3,000	3,298,020
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,420	10,320,740

See Notes to Financial Statements.	81

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)		Fair Value
Utilities (continued)
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2032	A3	$4,480		$4,842,342
Total						208,334,351
Total Municipal Bonds (cost $1,693,398,515)						1,797,032,826

				Shares (000)
SHORT-TERM INVESTMENTS 0.76%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $908)				—	(j)	908

				Principal Amount (000)
Municipal Bond 0.09%

Tax Revenue
MI Fin Auth–Detroit Sch Dist (cost $1,600,000)	2.85%	8/20/2015	NR	$1,600		1,611,344

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
Variable Rate Demand Notes 0.67%

Corporate-Backed 0.23%
Port Arthur Nav Dist–Motiva	0.17%	10/1/2014	11/1/2040	A2	2,000	2,000,000
Port Arthur Nav Dist–Motiva	0.17%	10/1/2014	12/1/2039	A2	2,100	2,100,000
Total						4,100,000

Lease Obligations 0.14%
Pima Co IDA–Clark Co Detention†	0.32%	10/2/2014	9/1/2033	AA-	2,500	2,500,000

Utilities 0.30%
Las Vegas Valley Water District	0.12%	10/1/2014	6/1/2036	AA+	5,200	5,200,000
Total Variable Rate Demand Notes (cost $11,800,000)						11,800,000
Total Short-Term Investments (cost $13,400,908)						13,412,252
Total Investments in Securities 103.15% (cost $1,706,799,423)						1,810,445,078
Liabilities in Excess of Cash and Other Assets(f) (3.15%)						(55,294,930)
Net Assets 100.00%						$1,755,150,148

82	See Notes to Financial Statements.

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2014

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	December 2014	184	Short	$(25,374,750)	$147,746

Note: See Footnotes to Schedules of Investments on page 119 of this report.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,798,644,170	$—	$1,798,644,170
Money Market Mutual Fund	908	—	—	908
Variable Rate Demand Notes	—	11,800,000	—	11,800,000
Total	$908	$1,810,444,170	$—	$1,810,445,078

Liabilities
Trust Certificates(4)	$—	$(62,165,000)	$—	$(62,165,000)
Total	$—	$(62,165,000)	$—	$(62,165,000)

Other Financial Instruments
Futures Contracts
Assets	$147,746	$—	$—	$147,746
Liabilities	—	—	—	—
Total	$147,746	$—	$—	$147,746

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the fiscal year ended September 30, 2014.
(4)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

See Notes to Financial Statements.	83

Schedule of Investments

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
MUNICIPAL BONDS 99.99%

Corporate-Backed 13.21%
AK IDA–Anchorage Sportsplex	6.12%	8/1/2031	NR		$3,285	$1,248,300
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025	NR		1,375	1,390,537
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2036	NR		3,210	3,225,889
Allegheny Co IDA–US Steel	6.875%	5/1/2030	BB-		6,050	6,931,606
Beauregard Parish–Office Max	6.80%	2/1/2027	B3		5,000	5,070,150
Brazos River Auth–TXU Rmkt AMT(g)	7.70%	4/1/2033	C	(d)	2,000	180,000
Brazos River Auth–TXU Rmkt AMT†	8.25%	5/1/2033	NR		2,000	180,000
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3		9,000	9,477,360
Clayton Co SFR–Delta Airlines AMT	9.00%	6/1/2035	B+		7,520	7,810,573
Cleveland Arpt–Continental Airlines AMT	5.375%	9/15/2027	B		15,240	15,243,200
Cleveland Arpt–Continental Airlines AMT	5.70%	12/1/2019	B		3,000	3,017,220
Courtland IDB–Intl Paper AMT	5.20%	6/1/2025	BBB		5,545	5,670,040
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-		2,000	2,229,220
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2036	NR		1,670	1,656,657
Houston Arpt–Continental Airlines	5.00%	7/1/2029	B		4,200	4,333,770
Houston Arpt–Continental Airlines AMT	5.70%	7/15/2029	B		3,760	3,763,046
IA Fin Auth–Alcoa	4.75%	8/1/2042	BBB-		3,000	3,092,790
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-		16,835	18,140,218
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-		13,000	13,739,960
IL Fin Auth–Leafs Hockey Club(g)	5.875%	3/1/2027	NR		1,500	300,000
IL Fin Auth–Leafs Hockey Club(g)	6.00%	3/1/2037	NR		1,450	290,000
IL Fin Auth–United Sports/ Barrington†(g)	6.125%	10/1/2027	NR		1,475	177,000
IL Fin Auth–United Sports/ Barrington†(g)	6.25%	10/1/2037	NR		6,525	783,000
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2016	NR		1,830	1,831,830
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		10,015	10,020,408
Maricopa Co IDA–Waste Mgmt AMT	3.375%	12/1/2031	A-		4,165	4,355,674
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		8,500	8,624,440
MD EDC–Chesapeake Bay Hyatt(g)	5.00%	12/1/2016	NR		3,430	1,543,500
Niagara Area Dev Corp–Covanta AMT	5.25%	11/1/2042	Ba2		15,010	15,438,235
NJ EDA–Continental Airlines AMT	4.875%	9/15/2019	B		1,515	1,557,511
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023	B		5,125	5,483,391
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	B		13,935	14,747,968
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	B		5,965	5,968,042
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	B		1,885	2,014,009

84	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Corporate-Backed (continued)
NJ EDA–Continental Airlines AMT	5.625%	11/15/2030	B		$2,500	$2,716,325
NJ EDA–Glimcher Pptys AMT	6.00%	11/1/2028	NR		5,000	5,001,700
NYC IDA–British Airways AMT	5.25%	12/1/2032	BB		9,515	9,515,666
NYC IDA–Jetblue AMT	5.00%	5/15/2020	B		1,125	1,126,834
NYC IDA–Jetblue AMT	5.125%	5/15/2030	B		1,000	1,001,160
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2046	Ba1		2,000	2,051,480
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB-		6,135	6,846,783
PA Econ Dev–US Airways	8.00%	5/1/2029	B-		2,460	2,913,722
Phoenix IDA–US Airways AMT	6.25%	6/1/2019	B3		1,955	1,973,397
Port Bay City Auth–Celanese AMT	6.50%	5/1/2026	BB-		6,120	6,130,649
Port Corpus Christi Auth–Celanese	6.45%	11/1/2030	BB-		1,750	1,754,340
Richland Co Env Impt–Intl Paper AMT	3.875%	4/1/2023	BBB		4,000	4,254,560
Rockdale Co Dev–Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,133,920
Rumford Solid Waste–Office Max AMT	6.875%	10/1/2026	B3		1,500	1,521,045
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB		4,145	4,666,607
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,688,295
Valparaiso Facs–Pratt Paper AMT	7.00%	1/1/2044	NR		2,000	2,275,540
West Pace Coop Dist	9.125%	5/1/2039	NR		13,770	13,254,864
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB-		8,000	8,290,320
Total						262,652,751

Education 3.95%
Buffalo & Erie IDC–Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,258,719
Buffalo & Erie IDC–Medaille Clg	5.25%	4/1/2035	BB+		2,885	3,008,218
CA Stwde–Windrush Sch(g)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,788,284
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(d)	1,375	1,376,939
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2037	BB+	(d)	4,000	3,734,760
Harrisburg Auth–Univ of Science(g)	6.00%	9/1/2036	NR		12,725	5,940,666
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,481,998
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,076,680
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,537,725
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		2,700	2,708,073
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		2,500	2,879,300
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	Ba3		5,000	5,293,700
NJ Ed Facs–Univ Med & Dent	7.125%	12/1/2023	NR		4,000	5,069,080
NJ Ed Facs–Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,568,420
NY Dorm–Touro Clg	5.50%	1/1/2044	BBB-	(d)	3,885	4,281,931

See Notes to Financial Statements.	85

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Education (continued)
NY Dorm–Yeshiva Univ	5.125%	7/1/2034	B3	$5,350	$5,359,523
OH Hi Ed–Ashland Univ	6.25%	9/1/2024	Caa2	5,215	5,064,808
Private Clgs & Univs Auth–SCAD(c)	5.00%	4/1/2044	Baa2	1,875	2,021,906
Univ California	5.00%	5/15/2037	AA-	6,000	6,737,640
Univ of California†(b)	5.75%	5/15/2031	AA	7,000	8,276,590
Total					78,465,032

General Obligation 6.97%
Arkansas City Bldg–So Cent Reg Med	6.75%	9/1/2038	Ba1	6,360	6,742,554
Bellwood GO	5.875%	12/1/2027	NR	3,000	2,984,790
Bellwood GO	6.15%	12/1/2032	NR	2,770	2,751,773
CA State GO	5.00%	9/1/2025	Aa3	7,000	8,276,450
Guam GO	6.75%	11/15/2029	BB-	8,690	9,763,997
Guam GO	7.00%	11/15/2039	BB-	2,235	2,533,507
IL State GO	5.00%	8/1/2025	A-	2,685	2,910,728
IL State GO	5.00%	3/1/2031	A-	2,250	2,362,073
IL State GO	5.00%	3/1/2032	A-	3,000	3,143,580
Maverick Co GO	8.75%	3/1/2034	NR	2,500	2,548,500
Maverick Co GO	8.75%	3/1/2034	NR	5,500	5,606,700
NYC GO(b)	5.125%	3/1/2026	AA	10,000	11,461,000
Oakland USD	6.125%	8/1/2029	NR	1,500	1,706,250
Philadelphia GO	5.00%	7/15/2038	A+	2,500	2,788,625
PR Comwlth GO	4.00%	7/1/2020	BB	1,175	905,843
PR Comwlth GO	5.00%	7/1/2019	BB	5,075	4,304,209
PR Comwlth GO	5.00%	7/1/2020	BB	3,000	2,459,790
PR Comwlth GO	5.00%	7/1/2020	BB	10,410	8,535,471
PR Comwlth GO	5.00%	7/1/2021	BB	1,270	1,030,440
PR Comwlth GO	5.00%	7/1/2022	BB	2,970	2,401,750
PR Comwlth GO	5.00%	7/1/2033	BB	2,595	1,959,822
PR Comwlth GO	5.25%	7/1/2019	BB	2,525	2,165,440
PR Comwlth GO	5.25%	7/1/2022	BB	4,170	3,401,511
PR Comwlth GO	5.25%	7/1/2037	BB	5,000	3,775,800
PR Comwlth GO	5.625%	7/1/2032	BB	4,765	3,634,408
PR Comwlth GO	5.625%	7/1/2033	BB	4,030	3,057,037
PR Comwlth GO	6.00%	7/1/2038	BB	3,000	2,319,180
PR Comwlth GO	6.00%	7/1/2039	BB	10,615	8,173,550
PR Comwlth GO	6.00%	7/1/2039	BB	5,000	3,850,000
PR Comwlth GO	8.00%	7/1/2035	BB	4,965	4,381,612

86	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
General Obligation (continued)
PR Pub Bldg Auth GTD	5.25%	7/1/2042	BB		$14,370	$10,134,011
PR Pub Bldg Auth GTD	5.625%	7/1/2039	BB		6,700	5,092,938
Woonsocket GO	7.125%	6/15/2016	B3		1,345	1,379,513
Total						138,542,852

Health Care 24.65%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,438,736
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	BB	(d)	2,750	2,932,820
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	BB	(d)	1,000	1,066,330
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	9,968,600
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,423,680
AZ Hlth Facs–Beatitudes	5.20%	10/1/2037	NR		9,710	9,139,440
Botetourt Co RCF–Glebe	6.00%	7/1/2034	NR		2,480	2,491,532
Botetourt Co RCF–Glebe	6.00%	7/1/2044	NR		6,485	6,315,936
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,729,626
CA Stwde–LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,427,736
CA Stwde–So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,188,380
CA Stwde–So Cal Presbyterian	7.25%	11/15/2041	BBB-		2,500	2,939,425
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,064,480
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,755,143
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,065,230
Chesterfield Co EDA–Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,056,120
Chesterfield Co EDA–Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,014,110
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	6,426,857
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,531,187
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,029,030
Colbert Co Hlth–Helen Keller Hsp	5.75%	6/1/2027	Ba3		6,190	6,190,124
Collier CO IDA–Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,176,480
Collier CO IDA–Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,252,660
Cumberland Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,027,480
Cumberland Mun Auth–Asbury	5.40%	1/1/2022	NR		585	620,808
Cumberland Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,139,560
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,378,647
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,542,075
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BB+		4,250	4,412,860
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		1,100	1,187,120
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,039,771
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	NR		1,000	1,052,490

See Notes to Financial Statements.	87

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	NR		$2,800	$2,859,668
Flint Hsp Bldg Auth–Hurley Med Ctr	5.25%	7/1/2039	Ba1		1,250	1,129,813
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,576,266
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,830,753
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	865,128
Gaithersburg Eco Dev–Asbury	6.00%	1/1/2023	BBB	(d)	3,385	3,823,358
Hanover Co EDA–Covenant Woods	5.00%	7/1/2042	NR		2,000	2,011,320
Hanover Co EDA–Covenant Woods	5.00%	7/1/2047	NR		1,985	1,991,173
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(d)	545	553,050
Harris Co Cultural Ed–Brazos	5.00%	1/1/2038	BB+	(d)	510	512,356
Harris Co Cultural Ed–Brazos	5.125%	1/1/2048	BB+	(d)	1,535	1,528,799
Harris Co Cultural Ed–Brazos	7.00%	1/1/2043	BB+	(d)	3,000	3,466,830
Harris Co Cultural Ed–Childrens Med	5.00%	10/1/2024	AA		6,000	6,845,400
Harris Co Cultural Ed–Childrens Med	5.25%	10/1/2029	AA		4,000	4,610,880
HFDC Cent TX–Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,892,606
HFDC Cent TX–Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,595,370
Holmes Co Hsp–Doctors Mem Hsp	5.75%	11/1/2026	NR		5,385	5,431,796
Holmes Co Hsp–Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	7,146,235
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		1,200	1,177,392
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2033	NR		2,990	2,850,546
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2037	NR		6,270	5,847,151
IL Fin Auth–Clare At Water Tower(g)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth–Clare At Water Tower(g)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth–Clare At Water Tower(g)	5.20%	5/15/2015	NR		700	70
IL Fin Auth–Clare At Water Tower(g)	5.30%	5/15/2016	NR		700	70
IL Fin Auth–Clare At Water Tower(g)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth–Clare At Water Tower(g)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	116,982
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		569	201,038
IL Fin Auth–Clare Oaks	Zero Coupon	11/15/2052	NR		569	136,532
IL Fin Auth–Clare Oaks	4.00%	11/15/2052	NR		4,550	2,908,598
IL Fin Auth–Clare Oaks	7.00%	11/15/2017	NR		520	521,045
IL Fin Auth–Clare Oaks	7.00%	11/15/2027	NR		790	764,957
IL Fin Auth–Clare Oaks	7.00%	11/15/2027	NR		985	965,073
IL Fin Auth–Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(d)	4,000	4,005,160
IL Fin Auth–Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(d)	3,975	3,878,408
IL Fin Auth–Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(d)	3,500	3,724,210

88	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
IL Fin Auth–Landing / Plymouth Place	6.00%	5/15/2043	NR		$2,165	$2,174,331
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA+		5,000	5,623,275
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	A		3,000	3,538,890
IL Fin Auth–Smith Vlg	5.25%	11/15/2016	NR		2,310	2,344,488
IL Fin Auth–Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,526,280
IN Fin Auth–Major Hsp(c)	5.00%	10/1/2044	Baa2		3,550	3,733,748
Kent Hsp Fin Auth–Metropolitan Hsp	5.75%	7/1/2025	BB+		3,395	3,497,733
Kent Hsp Fin Auth–Metropolitan Hsp	6.00%	7/1/2035	BB+		4,575	4,715,269
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,143,440
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,253,462
Kirkwood IDA–Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,734,332
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		3,000	3,078,150
LA PFA–Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,383,587
LA PFA–Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,689,542
Lubbock Hlth–Carillon	6.30%	7/1/2019	NR		4,010	4,152,195
MA Hlth & Ed–Emerson Hsp (RADIAN)	5.00%	8/15/2025	NR		4,000	4,016,920
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,450	3,831,570
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,400	4,587,132
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba1		200	222,428
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(d)	1,000	1,008,820
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2039	Baa1		1,500	1,626,330
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2044	Baa1		1,250	1,350,950
Montgomery Co IDA–Whitemarsh	6.25%	2/1/2035	NR		10,225	10,303,937
Multnomah Co Hsp Facs–Mirabella	5.40%	10/1/2044	NR		3,250	3,366,708
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,835,148
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		8,175	8,280,457
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,267,100
NC Med–Lutheran Svcs	5.00%	3/1/2037	NR		1,000	1,016,050
NC Med–Lutheran Svcs	5.00%	3/1/2042	NR		1,000	1,014,170
NJ EDA–Lions Gate	5.00%	1/1/2034	NR		500	505,495
NJ EDA–Lions Gate	5.25%	1/1/2044	NR		1,000	1,017,500
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,158,563
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		4,705	3,943,072
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	B+		2,625	2,461,856
OH Hsp–Cleveland Clinic†(b)	5.50%	1/1/2034	AA-		13,500	15,197,355
Onondaga CDC–St Josephs Hsp	4.50%	7/1/2032	BB		5,000	4,892,000
Onondaga CDC–St Josephs Hsp	5.125%	7/1/2031	BB		1,250	1,293,213

See Notes to Financial Statements.	89

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Health Care (continued)
Orange Co Hlth–Orlando Lutheran	5.375%	7/1/2020	NR	$970	$975,364
Orange Co Hlth–Orlando Lutheran	5.50%	7/1/2038	NR	6,550	6,609,081
Orange Co Hlth–Orlando Lutheran	5.70%	7/1/2026	NR	2,920	2,939,389
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR	2,325	2,611,835
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1	5,000	5,367,500
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2026	BB+	3,500	3,690,855
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BB+	6,250	6,600,437
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BB+	10,500	10,971,030
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR	1,500	1,669,065
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR	1,000	1,122,470
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR	1,945	2,133,918
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR	6,000	6,686,760
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	NR	1,000	1,062,540
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	NR	1,600	1,709,616
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB	10,000	12,618,000
Sarasota Hlth–Manatee	5.75%	7/1/2037	NR	2,895	2,898,329
Sarasota Hlth–Manatee	5.75%	7/1/2045	NR	6,435	6,392,979
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR	4,000	2,644,680
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2028	NR	12,000	11,765,640
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR	2,100	2,156,490
St Paul Port Auth–Healtheast Midway	5.75%	5/1/2025	BB+	1,520	1,556,556
St Paul Port Auth–Healtheast Midway	5.875%	5/1/2030	BB+	1,000	1,023,010
Sylacauga Hlth–Coosa Vy Med Ctr	5.375%	8/1/2015	NR	520	542,110
Sylacauga Hlth–Coosa Vy Med Ctr	6.00%	8/1/2025	NR	3,000	3,143,070
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR	1,200	1,280,160
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR	1,550	1,654,377
Vigo Co Hsp–Union Hsp†	5.70%	9/1/2037	NR	9,250	9,343,147
Vigo Co Hsp–Union Hsp†	5.75%	9/1/2042	NR	2,000	2,017,980
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR	2,955	3,420,738
WA Hlth Care–Kadlec Regl Med Ctr	5.00%	12/1/2042	Baa3	2,745	3,215,877
WA Hlth Care–Providence Hlth	5.00%	10/1/2044	AA-	4,750	5,329,500
WA Hsg–Mirabella	6.50%	10/1/2032	NR	2,000	2,120,000
WA Hsg–Mirabella	6.75%	10/1/2047	NR	3,000	3,188,130
WA Hsg–Rockwood†	6.00%	1/1/2024	NR	2,000	2,125,120
Western IL EDA–Carthage Mem Hsp	7.00%	6/1/2033	NR	2,890	2,970,487
WI Hlth & Ed–Wheaton Franciscan Hlth	5.125%	8/15/2030	A-	3,000	3,100,410
WI Hlth–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1	4,000	4,084,480

90	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		$6,895	$6,801,297
WI PFA–Las Ventanas Retirement Ser B-1	Zero Coupon	10/1/2042	NR		2,961	1,003,868
WI PFA–Las Ventanas Retirement Ser C-1	Zero Coupon	10/1/2042	NR		2,961	30
WI PFA–Rose Villa	5.75%	11/15/2044	NR		2,035	2,069,188
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,507,761
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,324,300
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,066,500
Total						490,093,536

Housing 0.92%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	834,127
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,182,940
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	600,875
CA Stwde–American Baptist	5.00%	10/1/2043	BBB		2,450	2,623,142
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB		3,325	3,541,590
Met Govt Nashville H & E–Prestige Pt(g)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(d)	1,500	1,530,210
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(d)	4,000	4,087,400
Saline EDC–Evangelical Homes	5.50%	6/1/2047	BB+	(d)	1,500	1,532,775
Total						18,291,059

Lease Obligations 2.60%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A1		1,500	1,786,665
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A1		5,000	5,581,400
Houston Co Coop Dist–Country Crossing	12.50%	6/7/2013	NR		4,199	587,860
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,894,975
IN Fin Auth–I-69 AMT	5.25%	9/1/2034	BBB-		1,600	1,752,656
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,294,558
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,444,097
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,392,160
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,000	1,096,410
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,532,800
NJ Trans Trust Fund	5.00%	6/15/2032	A2		5,000	5,459,800
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,331,240
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BB		5,365	3,973,212
PR Pub Fin Corp	5.50%	8/1/2031	BB-		12,250	6,500,462
Total						51,628,295

See Notes to Financial Statements.	91

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Other Revenue 8.91%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	Baa1		$5,120	$5,420,698
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,109,404
Baltimore Conv Ctr–Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	11,211,127
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2039	BB+		2,975	3,041,551
Baytown Twp–St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,620,050
CA Fin Auth–High Tech†	6.125%	7/1/2038	BB	(d)	1,250	1,265,450
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044	BB+		2,390	2,459,095
Charyl Stockwell Admy COP	5.75%	10/1/2025	NR		4,130	4,131,156
Charyl Stockwell Admy COP	5.90%	10/1/2035	NR		3,000	3,000,000
Chester Co IDA–Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	1,048,490
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	5,056,750
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,174,940
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,735	347,000
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2029	BB+		5,000	5,077,450
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	BB+		5,000	5,016,350
FL DFC–Palm Bay Admy(g)	6.00%	5/15/2036	NR		2,000	1,283,760
FL DFC–Palm Bay Admy(g)	6.125%	5/15/2037	NR		1,855	1,190,687
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(d)	6,000	6,424,980
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	BB		3,250	3,407,267
IA Fin Auth–Childserve	5.375%	6/1/2026	NR		1,795	1,795,880
IA Fin Auth–Childserve	5.50%	6/1/2031	NR		1,000	1,000,350
IA Fin Auth–Childserve	5.55%	6/1/2036	NR		4,960	4,961,042
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,271,500
Kansas City IDA–Derrick Thomas Sch†	5.875%	1/1/2037	NR		6,570	1,511,100
La Paz Co IDA–Imperial Regl Jail	7.80%	10/1/2039	NR		5,500	5,915,580
La Vernia Hi Ed–Amigos/Friends Life	6.25%	2/15/2026	NR		1,000	1,006,660
La Vernia Hi Ed–Amigos/Friends Life	6.375%	2/15/2037	NR		1,220	1,220,586
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031	BBB-		4,750	6,101,850
Lombard PFC–Conf Ctr & Hotel	7.125%	1/1/2036	NR		8,500	4,675,000
Maverick Co PFC	6.25%	2/1/2024	NR		4,135	2,088,464
Maverick Co PFC	6.375%	2/1/2029	NR		1,640	826,593
MD EDC–Chesapeake Bay Hyatt(g)	5.00%	12/1/2031	NR		15,200	6,840,000
MD EDC–Chesapeake Bay Hyatt(g)	5.25%	12/1/2031	NR		3,000	1,350,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037	D		5,500	3,135,000
MI Pub Ed–Bradford Admy	8.75%	9/1/2039	D		2,250	1,282,500
MI Pub Ed–Crescent Admy	7.00%	10/1/2036	NR		707	715,070
MI Pub Ed–Landmark Admy	6.625%	6/1/2030	BB+		1,815	1,884,424

92	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

				Credit
				Rating:		Principal
	Interest	Maturity		S&P or		Amount	Fair
Investments	Rate	Date		Moody’s(a)		(000)	Value
Other Revenue (continued)
MI St Strategic Fd(h)	Zero Coupon	—	(i)	NR		$5,000	$500
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.125%	1/1/2025		NR		2,790	143,964
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.25%	1/1/2037		NR		5,755	296,958
Milwaukee Redev–Admy of Learning(g)	5.65%	8/1/2037		NR		3,340	1,202,400
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,949,142
North TX Edu Fin Corp–Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,068,110
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2023		Ba1		635	680,936
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		Ba1		3,165	3,267,135
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2039		Ba1		4,740	4,872,293
Ohio St Pollution Ctl Rev(g)	5.625%	3/1/2015		NR		2,965	297
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		5,000	4,929,250
Palm Bay Ed–Patriot Charter Sch(g)	6.75%	7/1/2022		NR		1,460	511,000
Palm Bay Ed–Patriot Charter Sch(g)	7.00%	7/1/2036		NR		5,000	1,750,000
Palm Beach Co–G Star Sch of Arts	6.75%	5/15/2035		B+		2,425	2,425,630
Pima Co IDA–American Charter Sch	5.50%	7/1/2026		BB	(d)	5,000	4,734,450
Pima Co IDA–American Charter Sch	5.625%	7/1/2038		BB	(d)	4,245	3,705,843
Pima Co IDA–Horizon Learning Ctr	5.25%	6/1/2035		BBB		5,000	5,000,300
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	1,204,766
Provo Charter Sch–Freedom Admy	5.50%	6/15/2037		NR		3,690	3,406,719
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034		BBB		3,140	3,158,463
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		BBB		3,540	3,548,107
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,372,501
Total							177,096,568

Special Tax 7.25%
Allentown Neighborhood Impt	5.00%	5/1/2032		Baa2		1,000	1,042,860
Allentown Neighborhood Impt	5.00%	5/1/2035		Baa2		1,200	1,248,276
Anne Arundel Co–Natl Business Pk	5.625%	7/1/2025		NR		1,000	1,069,550
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040		NR		2,250	2,405,047
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036		NR		1,030	1,046,109
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044		NR		2,150	2,176,144
Arborwood CDD(g)	5.10%	5/1/2014		NR		35	21,000
Arborwood CDD	5.35%	5/1/2036		NR		4,980	4,980,548
Arborwood CDD(g)	5.35%	5/1/2036		NR		1,320	792,000
Arborwood CDD(g)	5.50%	5/1/2036		NR		1,235	741,000
Aurora TIF–East River	6.50%	12/30/2023		NR		2,395	2,618,477

See Notes to Financial Statements.	93

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Special Tax (continued)
Aurora TIF–East River	6.75%	12/30/2027	NR	$1,430	$1,562,661
Baltimore Spl Oblig–East Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,757,250
Brentwood Infra Fin Auth(c)	5.00%	9/2/2036	NR	7,500	7,895,100
Capital Region CDD–St Joe Company	7.00%	5/1/2039	NR	4,330	4,380,358
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,840,582
Corona Norco Sch Dist PFA	5.00%	9/1/2023	BBB+	790	922,815
Corona Norco Sch Dist PFA	5.00%	9/1/2026	BBB+	625	708,500
Corona Norco Sch Dist PFA	5.00%	9/1/2027	BBB+	1,250	1,407,725
Corona Norco Sch Dist PFA	5.00%	9/1/2032	BBB+	1,190	1,316,961
Corona Norco Sch Dist PFA	5.00%	9/1/2035	BBB+	585	641,336
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,300	5,232,266
Grandview IDA–Grandview Crossing(g)	5.75%	12/1/2028	NR	1,000	260,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,743,794
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	12,000	12,057,120
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,790,294
Irvine CFD–Great Park	5.00%	9/1/2039	NR	1,000	1,095,700
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	545,695
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,167,510
Lancaster Redev Agy	6.875%	8/1/2039	NR	570	722,503
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	498,895
Magnolia West CDD(g)	5.35%	5/1/2037	NR	3,830	1,991,600
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,358	4,053,327
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	6,110	6,435,663
Orange Grove CDD(g)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	543,565
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,553,600
Poway USD PFA	5.00%	9/15/2024	BBB	500	561,280
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,137,527
Poway USD PFA	5.00%	9/15/2032	BBB	995	1,055,377
Rancho Cordova CFD	5.00%	9/1/2027	NR	860	895,294
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,298,115
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,277,800
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,336,040
Riverside Co Tax Alloc–Jurupa (NPFGC)(FGIC)	4.75%	10/1/2035	AA-	9,000	9,015,210
San Francisco Redev–Hunters Point	5.00%	8/1/2039	NR	2,240	2,317,235
San Francisco Redev–Hunters Point	5.00%	8/1/2044	NR	2,500	2,576,200

94	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Special Tax (continued)
San Francisco Redev–Mission Bay South	5.00%	8/1/2029	NR	$1,300	$1,416,649
San Francisco Redev–Mission Bay South	5.00%	8/1/2031	NR	1,140	1,215,913
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	700	758,163
San Jose Redev Agy (AMBAC)	5.00%	8/1/2022	BBB	565	608,449
San Jose Redev Agy (AMBAC)	5.00%	8/1/2023	BBB	100	107,234
San Jose Redev Agy (NPFGC)	4.90%	8/1/2033	AA-	960	960,432
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	AA-	1,010	1,079,064
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB	1,100	1,103,003
San Jose Redev Agy (XLCA)	4.25%	8/1/2036	BBB	2,300	2,280,496
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	2,102,560
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,640,610
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	730,870
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,895,670
Stone Canyon CID(g)	5.70%	4/1/2022	NR	1,485	712,800
Tern Bay CDD(g)	5.375%	5/1/2037	NR	13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR	1,420	1,458,496
Village CDD #10	6.00%	5/1/2044	NR	1,000	1,059,710
Whispering Springs CDD(g)	5.20%	10/1/2021	NR	2,290	412,200
Total					144,151,228

Tax Revenue 3.54%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	2,460	2,891,976
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,297,798
NY UDC–PIT(b)	5.00%	12/15/2025	AAA	3,730	4,174,553
NY UDC–PIT(b)	5.00%	12/15/2026	AAA	5,420	6,065,972
NYC TFA–Future Tax	5.00%	11/1/2038	AAA	3,250	3,682,998
PR Corp Sales Tax	5.00%	8/1/2024	BBB-	5,000	4,218,400
PR Corp Sales Tax	5.00%	8/1/2043	BBB-	2,725	1,959,711
PR Corp Sales Tax	5.25%	8/1/2040	BBB	13,580	11,618,097
PR Corp Sales Tax	5.25%	8/1/2041	BBB-	13,885	10,283,231
PR Corp Sales Tax	5.375%	8/1/2039	BBB-	6,715	5,142,011
PR Corp Sales Tax	5.50%	8/1/2028	BBB-	5,000	4,235,600
PR Corp Sales Tax	5.50%	8/1/2040	BBB-	7,000	5,470,430
PR Corp Sales Tax	5.75%	8/1/2037	BBB-	4,220	3,457,699
PR Corp Sales Tax	6.125%	8/1/2029	BBB-	3,030	2,583,408
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2026	AA-	260	276,312
Virgin Islands PFA	5.00%	10/1/2029	BBB+	1,000	1,106,030
Total					70,464,226

See Notes to Financial Statements.	95

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Tobacco 8.58%
Buckeye Tobacco	5.125%	6/1/2024	B-		$35,980	$30,154,838
Buckeye Tobacco	5.75%	6/1/2034	B-		9,795	7,783,107
Buckeye Tobacco	5.875%	6/1/2030	B-		16,000	13,004,320
Buckeye Tobacco	5.875%	6/1/2047	B-		3,600	2,818,656
Buckeye Tobacco	6.50%	6/1/2047	B-		3,590	3,022,062
Golden St Tobacco	4.50%	6/1/2027	B		27,080	25,051,437
Golden St Tobacco	5.00%	6/1/2033	B-		20,605	16,752,277
Golden St Tobacco	5.125%	6/1/2047	B-		4,500	3,309,435
Golden St Tobacco	5.75%	6/1/2047	B-		4,500	3,589,605
Inland Empire Tobacco	4.625%	6/1/2021	B-	(d)	4,380	4,239,446
Inland Empire Tobacco	5.00%	6/1/2021	B-	(d)	5,160	5,102,156
MI Tob Settlement	5.125%	6/1/2022	B-		1,065	922,301
MI Tob Settlement	5.25%	6/1/2022	B-		4,180	3,650,018
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	4,203,000
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	4,118,050
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,174,197
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	8,208,635
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(d)	2,400	2,357,712
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	5,083,774
Tobacco Settlement Auth IA	5.60%	6/1/2034	B+		3,260	2,874,179
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		2,580	2,345,891
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		12,590	10,630,870
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,630	2,427,454
TSASC	5.00%	6/1/2034	B		690	577,999
TSASC	5.125%	6/1/2042	B-		5,025	4,066,230
Total						170,467,649

Transportation 7.94%
Broward CO Arpt AMT	5.125%	10/1/2038	A+		2,835	3,078,413
Central TX Mobility Auth	5.00%	1/1/2042	Baa3		1,400	1,468,320
Central TX Mobility Auth	5.00%	1/1/2043	Baa2		2,420	2,593,659
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,000	4,541,200
Chicago Midway Arpt AMT	5.00%	1/1/2030	A-		5,000	5,525,350
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A2		2,985	3,223,561
Delaware River Port Auth	5.00%	1/1/2034	A		3,000	3,398,250
Denver City & CO Arpt AMT	5.50%	11/15/2025	A		3,410	4,016,946
DFW Arpt	5.00%	11/1/2028	A+		5,000	5,660,550
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	BBB		5,000	1,857,100

96	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-	$25,000	$12,648,000
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	1,000	1,143,700
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	3,000	3,461,250
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	3,250	3,744,260
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BB+	2,000	2,352,140
Met DC Arpt AMT	5.00%	10/1/2027	AA-	1,750	2,033,885
Met DC Arpt AMT	5.00%	10/1/2029	AA-	4,085	4,645,503
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	4,000	4,622,840
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A	2,275	2,577,120
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2030	A	2,690	3,030,231
Mid–Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	9,137,925
MTA NY	5.00%	11/15/2025	AA-	5,000	5,913,000
MTA NY	5.00%	11/15/2038	AA-	5,000	5,585,050
NJ Trans Trust Fund	6.00%	6/15/2035	A2	2,700	3,238,947
Port Auth NY & NJ AMT	5.00%	12/1/2025	AA-	5,000	5,861,200
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,216,160
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2044	AA-	2,000	2,209,260
PR Hwy & Trans Auth	5.00%	7/1/2020	B	6,035	3,545,381
PR Hwy & Trans Auth	5.00%	7/1/2022	B	1,545	901,260
PR Hwy & Trans Auth	5.00%	7/1/2028	B	1,015	558,636
San Diego Arpt	5.00%	7/1/2040	A	4,000	4,324,720
San Francisco Arpt AMT	5.00%	5/1/2039	A+	5,000	5,524,300
San Joaquin Hills Trsp Corridor	5.00%	1/1/2033	BB-	255	252,871
San Joaquin Hills Trsp Corridor (NPFGC) (FGIC)	Zero Coupon	1/15/2022	AA-	570	421,116
San Joaquin Hills Trsp Corridor (NPFGC) (FGIC)	5.25%	1/15/2030	AA-	1,425	1,425,485
San Joaquin Hills Trsp Corridor (NPFGC) (FGIC)	5.375%	1/15/2029	AA-	845	845,448
San Jose Arpt AMT(c)	5.00%	3/1/2023	A2	4,185	4,857,027
San Jose Arpt AMT(c)	5.00%	3/1/2029	A2	850	979,430
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3	7,870	8,499,836
TX Tpk (AMBAC)	Zero Coupon	8/15/2031	A-	24,500	8,958,915
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,682,085
Wayne Co Arpt (NPFGC) (FGIC) AMT	5.00%	12/1/2034	AA-	4,060	4,217,609
Wayne Co Arpt AMT	5.00%	12/1/2044	A	1,000	1,099,440
Total					157,877,379

See Notes to Financial Statements.	97

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Utilities 11.47%
Adelanto Util Sys	6.625%	7/1/2031	NR		$11,000	$12,666,390
Arborwood CDD	5.50%	5/1/2036	NR		580	580,284
Brazos River Auth–TXU AMT(g)	5.00%	3/1/2041	C	(d)	6,000	540,000
Brazos River Auth–TXU AMT(g)	6.30%	7/1/2032	C	(d)	2,000	180,000
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-		3,000	3,282,510
Chicago Wastewater	5.00%	1/1/2039	AA-		5,075	5,574,786
Chicago Water	5.00%	11/1/2039	AA-		2,600	2,882,100
Chicago Water	5.00%	11/1/2044	AA-		1,000	1,100,540
Compton Water	6.00%	8/1/2039	NR		3,710	3,838,180
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3		550	599,429
Detroit Sewer	5.25%	7/1/2039	BBB+		4,730	5,045,491
Detroit Water	5.00%	7/1/2036	BBB+		4,105	4,266,532
Detroit Water	5.25%	7/1/2041	BBB+		5,000	5,278,200
Guam Pwr Auth (AGM)	5.00%	10/1/2044	AA		1,250	1,383,638
Guam Waterworks Auth	5.00%	7/1/2029	A-		1,000	1,098,620
Guam Waterworks Auth	5.00%	7/1/2035	A-		2,500	2,712,575
Guam Waterworks Auth	5.50%	7/1/2043	A-		2,520	2,826,079
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2039	BBB-		3,000	3,131,670
IN Muni Pwr	5.25%	1/1/2034	A+		2,345	2,663,052
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-		5,000	3,117,350
Jefferson Co Sewer	6.00%	10/1/2042	BBB-		5,000	5,613,100
Jefferson Co Sewer	6.50%	10/1/2053	BBB-		15,000	17,178,300
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA		5,000	3,340,550
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,000	5,295,050
Lathrop Fin Auth	5.90%	6/1/2027	NR		2,375	2,381,270
Lathrop Fin Auth	6.00%	6/1/2035	NR		3,255	3,261,412
Maricopa Co Poll Ctl–El Paso Elec	7.25%	2/1/2040	Baa1		3,500	3,959,550
Moraine Ohio Solid Waste Disp AMT(g)	6.75%	7/1/2014	NR		525	53
MSR Energy Auth–Citi	6.50%	11/1/2039	A-		5,850	7,934,881
New Orleans Water	5.00%	12/1/2044	BBB+		10,000	11,003,200
NYC Muni Water(b)	5.00%	6/15/2029	AA+		11,000	12,446,335
NYC Muni Water(b)	5.125%	6/15/2030	AA+		1,000	1,131,485
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA		5,600	6,263,040
Pima Co IDA–Global Water AMT	5.60%	12/1/2022	NR		2,000	2,085,560
Pima Co IDA–Global Water AMT	5.75%	12/1/2032	NR		5,000	5,083,200
PR Aqueduct & Swr Auth	5.00%	7/1/2017	BB-		8,435	6,857,908
PR Aqueduct & Swr Auth	5.00%	7/1/2033	BB-		3,600	2,565,000
PR Aqueduct & Swr Auth	5.25%	7/1/2042	BB-		17,365	12,372,562

98	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount		Fair
Investments	Rate	Date	Moody’s(a)		(000)		Value
Utilities (continued)
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB-		$10,865		$8,041,621
PR Aqueduct & Swr Auth	6.00%	7/1/2047	BB-		2,075		1,535,708
PR Elec Pwr Auth	5.00%	7/1/2029	CCC		1,500		894,915
Sabine River Auth–TXU AMT(g)	6.45%	6/1/2021	C	(d)	2,000		180,000
San Antonio Elec & Gas†(b)	5.25%	2/1/2029	AA		19,375		22,451,478
San Antonio Elec & Gas†(b)	5.25%	2/1/2031	AA		6,270		7,265,588
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2029	A3		5,000		5,478,100
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	A-		7,500		9,222,225
Western Genr Agy–Wauna Cogen AMT	5.00%	1/1/2016	NR		1,500		1,504,005
Total							228,113,522
Total Municipal Bonds (cost $1,995,024,248)							1,987,844,097

					Shares
					(000)
SHORT-TERM INVESTMENTS 0.66%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $797)					—	(j)	797

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 0.66%

Corporate-Backed 0.34%
Port Arthur Nav Dist–Motiva	0.17%	10/1/2014	12/1/2039	A2	$6,800	6,800,000

General Obligation 0.09%
NYC GO	0.19%	10/1/2014	4/1/2035	AA	1,750	1,750,000

Lease Obligations 0.13%
Pima Co IDA–Clark Co Detention†	0.32%	10/2/2014	9/1/2033	AA-	2,500	2,500,000

Utilities 0.10%
Las Vegas Valley Water District	0.12%	10/1/2014	6/1/2036	AA+	2,000	2,000,000
Total Variable Rate Demand Notes (cost $13,050,000)						13,050,000
Total Short-Term Investments (cost $13,050,797)						13,050,797
Total Investments in Securities 100.65% (cost $2,008,075,045)						2,000,894,894
Liabilities in Excess of Cash and Other Assets(f) (0.65%)						(12,944,488)
Net Assets 100.00%						$1,987,950,406

See Notes to Financial Statements.	99

Schedule of Investments (concluded)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2014

Open Futures Contracts at September 30, 2014:
					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. Long Bond	December 2014	145	Short	$(19,996,406)	$142,133

Note: See Footnotes to Schedules of Investments on page 119 of this report.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$1,582,634,007	$—		$1,582,634,007
Other Revenue	—	177,095,771	797	(4)	177,096,568
Utilities	—	228,113,469	53	(4)	228,113,522
Money Market Mutual Fund	797	—	—		797
Variable Rate Demand Notes	—	13,050,000	—		13,050,000
Total	$797	$2,000,893,247	$850		$2,000,894,894

Liabilities
Trust Certificates(5)	$—	$(41,160,000)	$—		$(41,160,000)
Total	$—	$(41,160,000)	$—		$(41,160,000)

Other Financial Instruments
Futures Contracts
Assets	$142,133	$—	$—		$142,133
Liabilities	—	—	—		—
Total	$142,133	$—	$—		$142,133

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the fiscal year ended September 30, 2014.
(4)	Municipal Bonds categorized as Level 3 investment includes MI St Strategic Fd. (Other Revenue), Moraine Ohio Solid Waste Disp AMT (Utilities) and Ohio St Pollution Ctl Rev (Other Revenue).
(5)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2013	$850
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of September 30, 2014	$850

100	See Notes to Financial Statements.

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 99.48%

Corporate-Backed 1.13%
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,000	$1,053,040
CA Poll Ctl–Waste Mgmt AMT	3.25%	12/1/2027	A-	1,500	1,552,920
Total					2,605,960

Education 7.47%
CA Ed Facs–Clg & Univ Fin Prog	5.00%	2/1/2037	Baa3	1,000	1,018,170
CA Ed Facs–Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,272,791
CA Fin Auth–Biola Univ	5.00%	10/1/2029	Baa1	330	362,040
CA Fin Auth–Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,224,661
CA Fin Auth–Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,428,525
CA Fin Auth–Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,512,225
CA Infra & Econ Dev–Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,112,450
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,398,175
CA Stwde–Windrush Sch(g)	5.50%	7/1/2037	NR	1,250	13
Tustin Unified School District	6.00%	8/1/2036	AA	1,500	1,769,805
Univ California	5.00%	5/15/2037	AA-	1,435	1,611,419
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,547,110
Total					17,257,384

General Obligation 19.13%
CA State GO	5.00%	9/1/2021	Aa3	1,000	1,204,900
CA State GO	5.00%	9/1/2029	Aa3	485	557,197
CA State GO	5.00%	2/1/2032	Aa3	2,000	2,269,740
CA State GO	5.00%	2/1/2033	Aa3	1,000	1,129,950
CA State GO	5.25%	10/1/2029	Aa3	1,500	1,739,910
CA State GO	5.25%	10/1/2032	Aa3	4,000	4,604,880
CA State GO	5.25%	4/1/2035	Aa3	3,000	3,467,460
CA State GO	5.50%	3/1/2040	Aa3	2,000	2,285,540
CA State GO	6.50%	4/1/2033	Aa3	3,500	4,297,195
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,205,090
Colton Jt USD (AGM)	5.00%	8/1/2027	AA	1,000	1,167,570
Grossmont UHSD	5.00%	8/1/2043	AA-	1,250	1,388,275
Guam GO	7.00%	11/15/2039	BB-	390	442,088
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,548,426
Los Angeles USD	5.00%	7/1/2030	Aa2	1,000	1,184,570
Montebello USD (AGM)	5.00%	8/1/2028	AA	1,335	1,500,206

See Notes to Financial Statements.	101

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
General Obligation (continued)
Mount Diablo USD	5.00%	8/1/2025	Aa3		$1,000	$1,178,260
Oakland USD	6.125%	8/1/2029	NR		1,000	1,137,500
Piedmont USD	5.00%	8/1/2034	AA		1,200	1,362,492
PR Comwlth GO	5.50%	7/1/2031	BB		3,000	2,303,280
San Diego USD	5.00%	7/1/2027	AA-		2,000	2,369,760
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,107,980
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,207,849
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,201,160
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,333,870
Total						44,195,148

Health Care 11.89%
Abag Fin Auth–Episcopal Senior	5.00%	7/1/2032	BBB+	(d)	1,060	1,143,115
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,037,760
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2022	AA-		110	128,626
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,107,420
CA Hlth–Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,407,525
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,099,960
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,179,720
CA Hlth–Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,136,430
CA Hlth–Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,243,274
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	A1		2,000	2,316,180
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,371,020
CA Stwde–Episcopal Cmntys	5.00%	5/15/2020	A-	(d)	605	703,754
CA Stwde–Episcopal Cmntys	5.00%	5/15/2024	A-	(d)	300	340,356
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		500	562,920
CA Stwde–So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,188,380
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(d)	635	692,366
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	558,220
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,516,440
Turlock Hlth–Emanuel Med Ctr COP	5.50%	10/15/2037	NR		1,000	1,143,810
Upland COP–San Antonio Cmnty Hsp	6.00%	1/1/2026	A-		2,000	2,310,420
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.00%	6/1/2044	A+		1,000	1,107,310
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A+		1,000	1,180,750
Total						27,475,756

102	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Housing 2.12%
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB		$1,000	$1,116,240
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	1,032,260
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,657,725
Los Angeles Regl Fin Auth–MonteCedro Prk	5.00%	11/15/2044	A		1,000	1,089,660
Total						4,895,885

Lease Obligations 7.01%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A1		1,000	1,146,710
CA Pub Wks–State Prisons	5.75%	10/1/2031	A1		2,000	2,382,220
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A1		1,000	1,100,900
CA Pub Wks–Various Cap Proj	5.375%	11/1/2022	A1		1,000	1,171,660
CA Pub Wks–Various Cap Proj	6.375%	11/1/2034	A1		2,000	2,392,680
San Diego PFA–Master Lease	5.25%	9/1/2035	AA-		1,220	1,336,486
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2027	AA		1,000	1,175,690
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,412,200
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,074,519
Total						16,193,065

Other Revenue 2.91%
CA Fin Auth–High Tech†	6.00%	7/1/2028	BB	(d)	850	869,015
CA Fin Auth–OCEAA	6.75%	10/1/2028	NR		1,390	1,403,983
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,199,860
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BB+		600	619,110
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,637,520
Total						6,729,488

Special Tax 10.12%
Brentwood Infra Fin Auth(c)	5.00%	9/2/2036	NR		1,000	1,052,680
Corona Norco Sch Dist PFA	5.00%	9/1/2021	BBB+		350	409,328
Emeryville Redev Agy (AGM)	5.00%	9/1/2023	AA		1,000	1,203,890
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,542,307
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,000	1,123,050
Irvine CFD–Great Park	5.00%	9/1/2044	NR		500	545,695
Irvine Pub Facs & Infra Auth	4.50%	9/2/2025	BBB+		650	669,838
La Quinta Redev Agy	5.00%	9/1/2033	AA-		1,000	1,130,940
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,167,510
Los Angeles CFD–Playa Vista	5.00%	9/1/2031	BBB		600	686,706
Norco Redev Agy–Proj #1	6.00%	3/1/2036	A+		1,120	1,305,662

See Notes to Financial Statements.	103

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Special Tax (continued)
Poway USD PFA	5.00%	9/15/2024	BBB		$280	$314,317
Rancho Cucamonga Redev Agy	5.00%	9/1/2032	AA		1,300	1,484,314
Riverside Co Redev Agy–Tax Alloc	6.00%	10/1/2037	A-		2,000	2,252,140
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A-		1,000	1,199,580
San Francisco Redev–Mission Bay North	6.75%	8/1/2033	A-		500	608,915
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-		1,000	1,214,610
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+		1,500	1,736,775
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB		150	150,410
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR		500	546,870
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	A		500	586,740
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	A		500	585,450
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A		1,500	1,863,240
Total						23,380,967

Tax Revenue 3.65%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+		1,030	1,125,285
PR Corp Sales Tax	5.00%	8/1/2024	BBB-		1,000	843,680
PR Corp Sales Tax	5.25%	8/1/2041	BBB-		1,000	740,600
San Diego Co Regl Trsp Commn	5.00%	4/1/2025	AAA		1,895	2,262,649
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA		450	536,423
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2		1,000	1,217,240
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		1,500	1,711,890
Total						8,437,767

Tobacco 5.37%
Golden St Tobacco	4.50%	6/1/2027	B		1,625	1,503,271
Golden St Tobacco	5.00%	6/1/2033	B-		1,070	869,931
Golden St Tobacco	5.00%	6/1/2045	A1		1,200	1,221,732
Golden St Tobacco	5.125%	6/1/2047	B-		2,520	1,853,284
Golden St Tobacco	5.75%	6/1/2047	B-		1,000	797,690
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A1		4,305	4,418,997
Inland Empire Tobacco	5.00%	6/1/2021	B-	(d)	790	781,144
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		1,200	973,356
Total						12,419,405

Transportation 12.35%
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		800	960,552
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		725	844,777

104	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Transportation (continued)
Bay Area Toll Auth	0.74%	#	4/1/2047	AA	$1,000	$1,015,990
Bay Area Toll Auth	5.00%		10/1/2033	A+	2,905	3,211,507
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	1,500	1,715,550
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	2,000	2,307,500
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	2,755	3,173,980
Fresno Arpt	5.00%		7/1/2020	Baa1	1,020	1,160,301
Los Angeles Dept Arpts–LAX	5.00%		5/15/2035	AA	2,000	2,243,720
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2021	AA	1,325	1,574,696
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,134,460
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,379,975
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,144,510
San Francisco Arpt	4.00%		5/1/2023	A+	1,010	1,143,795
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,615,943
San Francisco Port Commn AMT	5.00%		3/1/2030	A1	1,415	1,594,776
San Jose Arpt AMT(c)	5.00%		3/1/2029	A2	500	576,135
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,749,045
Total						28,547,212

Utilities 16.33%
Adelanto Util Sys	6.625%		7/1/2031	NR	1,000	1,151,490
Burbank Water & Pwr Elec	5.00%		6/1/2023	AA-	1,000	1,143,090
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2026	AAA	2,000	2,286,860
Chino Basin Desalter Auth (AG)	5.00%		6/1/2027	AA	2,000	2,228,740
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	1,000	1,146,640
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA-	1,250	1,444,450
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	861,577
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	786,604
Guam Waterworks Auth	5.50%		7/1/2043	A-	500	560,730
Lathrop Fin Auth	6.00%		6/1/2035	NR	1,135	1,137,236
Long Beach Nat Gas–ML	1.586%	#	11/15/2026	A-	1,000	933,140
Long Beach Nat Gas–ML	5.25%		11/15/2020	A-	1,505	1,745,755
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2026	AA-	2,000	2,365,440
MSR Energy Auth–Citi	7.00%		11/1/2034	A-	1,000	1,392,440
Northern CA Pwr–Geothermal #3	5.50%		7/1/2022	A1	1,985	2,334,300
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB-	2,100	1,554,294
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,126,920
Rowland Water Dist COP	6.50%		12/1/2035	AA-	1,500	1,843,665
Sacramento Co Santn Dist (NPFGC)	5.25%		12/1/2023	AA	1,500	1,876,260

See Notes to Financial Statements.	105

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Utilities (continued)
Sacramento MUD	5.00%	8/15/2026	AA-	$1,500	$1,809,780
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	A	2,000	2,269,740
Santa Rosa Wastewtr	5.00%	9/1/2025	AA-	1,000	1,178,420
Southern CA Pub Pwr Auth–Apex	5.00%	7/1/2038	AA-	1,000	1,139,730
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A-	2,000	2,270,820
Southern CA Pub Pwr Auth–So Transmn	5.00%	7/1/2020	AA-	1,000	1,156,320
Total					37,744,441
Total Municipal Bonds (cost $210,992,204)					229,882,478

	Shares
	(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal (cost $26)	—	(j)	26
Total Investments in Securities 99.48% (cost $210,992,230)			229,882,504
Cash and Other Assets in Excess of Liabilities 0.52%			1,202,547
Net Assets 100.00%			$231,085,051

Note: See Footnotes to Schedules of Investments on page 119 of this report.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$229,882,478	$—	$229,882,478
Money Market Mutual Fund	26	—	—	26
Total	$26	$229,882,478	$—	$229,882,504

Liabilities
Trust Certificates(4)	$—	$(1,500,000)	$—	$(1,500,000)
Total	$—	$(1,500,000)	$—	$(1,500,000)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the fiscal year ended September 30, 2014.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

106	See Notes to Financial Statements.

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 98.59%

Corporate-Backed 3.89%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$278,653
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	B	1,000	1,058,340
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	B	320	320,163
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	B	350	373,954
NJ EDA–Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,085	1,085,369
NJ EDA–Goethals Brdg	5.00%	7/1/2023	BBB-	70	81,809
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	111,922
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB	500	562,920
Total					3,873,130

Education 13.81%
NJ Ed Fac–Clg of NJ	5.00%	7/1/2038	A	500	550,510
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2	500	555,830
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2034	A1	1,000	1,143,320
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	1,000	1,252,310
NJ Ed Facs–Rowan Univ	5.00%	7/1/2022	A+	425	491,122
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,105,750
NJ Ed Facs–Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,831,269
NJ EDA–Rutgers State Univ	5.00%	6/15/2038	AA-	500	568,260
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,301,387
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,132,110
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	846,225
NJ Inst of Tech	5.00%	7/1/2032	A+	500	563,105
Rutgers State Univ	5.00%	5/1/2031	AA-	1,250	1,406,825
Total					13,748,023

General Obligation 7.61%
Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	583,410
Guam GO	7.00%	11/15/2039	BB-	140	158,698
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,083,763
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	840	972,258
New Brunswick GO	5.00%	10/1/2023	A+	750	861,878
PR Comwlth GO	5.375%	7/1/2030	BB	1,000	770,290
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,138
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,047,650
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA+	1,020	1,092,767
Total					7,575,852

See Notes to Financial Statements.	107

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Health Care 14.09%
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	$245	$249,288
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR	1,000	838,060
NJ Hlth–AHS Hsp Corp	6.00%	7/1/2037	A+	650	770,848
NJ Hlth–Barnabas Hlth	5.00%	7/1/2023	BBB+	1,605	1,871,109
NJ Hlth–Barnabas Hlth	5.625%	7/1/2032	BBB+	925	1,036,222
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	BBB+	895	989,637
NJ Hlth–Catholic Hlth E	4.75%	11/15/2029	Aa2	625	687,525
NJ Hlth–Kennedy Hlth Sys	5.00%	7/1/2042	A3	500	527,870
NJ Hlth–Robert Wood Hsp	5.00%	7/1/2039	A	500	559,695
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A	500	583,430
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-	1,000	1,090,000
NJ Hlth–St Lukes Warren Hsp	5.00%	8/15/2031	A3	1,000	1,101,440
NJ Hlth–Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,267,940
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2025	AA+	415	426,753
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,027,110
Total					14,026,927

Housing 1.10%
NJ EDA–Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,000	1,097,800

Lease Obligations 20.46%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa2	1,250	1,389,687
Newark Hsg–Police Fac (AG)	6.75%	12/1/2038	A3	750	887,055
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	A2	1,000	1,111,400
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,000	2,192,820
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-	10	11,066
NJ EDA–Sch Facs	5.00%	9/1/2033	A2	1,020	1,098,632
NJ EDA–Sch Facs	5.00%	3/1/2035	A2	1,000	1,077,050
NJ EDA–Sch Facs	5.25%	9/1/2026	A2	755	847,767
NJ EDA–Sch Facs	5.50%	12/15/2029	A2	1,275	1,420,796
NJ EDA–Seeing Eye	5.00%	6/1/2032	A	1,000	1,095,770
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	A2	1,350	1,477,440
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	A2	1,425	1,629,658
NJ State COP–Equip Lease COP	5.25%	6/15/2029	A2	1,000	1,104,830
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A2	1,500	686,070
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A2	1,000	303,380
NJ Trans Trust Fund	5.00%	6/15/2022	A2	1,000	1,144,690
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A2	1,000	1,158,500

108	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Lease Obligations (continued)
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	$1,000	$1,133,020
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	1,000	603,150
Total					20,372,781

Other Revenue 1.16%
Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,091,680
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.25%	1/1/2037	NR	1,300	67,080
Total					1,158,760

Special Tax 0.83%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	829,750

Tax Revenue 6.80%
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	1,705	2,223,457
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	375	409,691
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	525	557,177
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	1,000	1,131,410
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	205	230,592
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	40	44,102
PR Corp Sales Tax	5.00%	8/1/2035	BBB-	1,000	764,370
PR Corp Sales Tax	5.25%	8/1/2027	BBB-	1,020	851,374
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	500	556,370
Total					6,768,543

Tobacco 5.73%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,520	1,700,941
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	1,000	990,050
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	735	668,306
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	3,155	2,340,316
Total					5,699,613

Transportation 17.80%
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,000	1,111,860
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,040	1,183,187
Delaware River Port Auth	5.00%	1/1/2028	A	500	581,505
Delaware River Port Auth	5.00%	1/1/2034	A	505	572,039
Hudson Co Impt–Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA	1,000	1,090,720
NJ Tpk Auth	5.00%	1/1/2028	A+	1,035	1,193,324
NJ Tpk Auth	5.00%	1/1/2033	A+	1,000	1,142,420

See Notes to Financial Statements.	109

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
NJ Tpk Auth	5.00%	1/1/2038	A+	$1,250	$1,382,412
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	1,000	1,236,960
NJ Trans Trust Fund	6.00%	6/15/2035	A2	2,000	2,399,220
Port Auth NY & NJ	4.75%	11/1/2036	AA-	1,000	1,080,980
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,000	1,187,550
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,186,380
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,005	1,148,474
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	100	119,930
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,109,100
Total					17,726,061

Utilities 5.31%
Essex Co Utils Auth Solid Waste (AG)	5.00%	4/1/2020	Aa2	500	578,615
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	446,300
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,014,750
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,145	1,388,713
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A2	525	418,142
Passaic Valley Wtr (AGM)	5.00%	12/15/2026	AA	300	356,880
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,078,250
Total					5,281,650
Total Municipal Bonds (cost $94,493,580)					98,158,890

	Shares
	(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $5)	—	(j)	5
Total Investments in Securities 98.59% (cost $94,493,585)			98,158,895
Cash and Other Assets in Excess of Liabilities(f) 1.41%			1,405,850
Net Assets 100.00%			$99,564,745

Open Futures Contracts at September 30, 2014:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. Long Bond	December 2014	7	Short	$(965,344)	$8,886

Note: See Footnotes to Schedules of Investments on page 119 of this report.

110	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$98,158,890	$—	$98,158,890
Money Market Mutual Fund	5	—	—	5
Total	$5	$98,158,890	$—	$98,158,895

Other Financial Instruments
Futures Contracts
Assets	$8,886	$—	$—	$8,886
Liabilities	—	—	—	—
Total	$8,886	$—	$—	$8,886

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the fiscal year ended September 30, 2014.

See Notes to Financial Statements.	111

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.89%

Corporate-Backed 6.90%
Broome Co IDA–University Plaza (ACA)	5.10%	8/1/2036	NR	$500	$500,755
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A-	1,750	2,072,577
Niagara Area Dev Corp–Covanta	4.00%	11/1/2024	Ba2	500	503,950
Niagara Area Dev Corp–Covanta AMT	5.25%	11/1/2042	Ba2	500	514,265
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,000	1,123,390
NY Liberty Dev Corp–B of A Tower	5.625%	7/15/2047	AA	1,600	1,795,408
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,370	1,476,792
NYC IDA–British Airways AMT	5.25%	12/1/2032	BB	2,265	2,265,159
NYC IDA–InterActive Corp	5.00%	9/1/2035	BBB	1,315	1,344,403
NYC IDA–Jetblue AMT	5.125%	5/15/2030	B	1,750	1,752,030
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB-	1,750	1,953,035
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,340	1,351,926
Syracuse IDA–Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	5,109,250
Total					21,762,940

Education 13.15%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,588,491
Build NYC Res Corp–CUNY	5.00%	6/1/2027	Aa2	400	474,024
Build NYC Res Corp–CUNY	5.00%	6/1/2029	Aa2	500	585,600
Build NYC Res Corp–CUNY	5.00%	6/1/2031	Aa2	1,120	1,297,453
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	524,930
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2034	BBB-	300	323,418
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2039	BBB-	350	371,599
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	1,000	1,039,700
Monroe Co IDC–Univ of Rochester	5.00%	7/1/2036	AA-	1,750	1,962,187
Monroe IDC–Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA	1,000	1,106,270
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2035	BBB+	500	539,510
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,278,552
NY Dorm–Brooklyn Law School	5.00%	7/1/2024	BBB+	1,000	1,215,820
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1	1,000	1,129,540
NY Dorm–Fordham University	5.25%	7/1/2031	A	2,275	2,555,780
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB-	1,000	1,095,610
NY Dorm–NYU	5.25%	7/1/2034	AA-	5,500	6,321,205
NY Dorm–Pace Univ	5.00%	5/1/2023	BB+	570	632,865
NY Dorm–Rockefeller Univ	5.00%	7/1/2038	AA+	1,000	1,130,610
NY Dorm–SUNY	5.00%	7/1/2035	Aa2	1,500	1,686,750

112	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Education (continued)
NY Dorm–Teachers Clg	5.375%	3/1/2029	A1		$1,025	$1,161,079
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(d)	1,000	1,099,140
NYC IDA–Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,704,185
NYC IDA–Vaughn Clg	5.00%	12/1/2031	BB		1,510	1,551,601
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,115,610
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2036	AA-		575	636,864
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,389,949
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3		1,575	1,830,544
Yonkers IDA–Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,137,940
Total						41,486,826

General Obligation 5.78%
Guam GO	7.00%	11/15/2039	BB-		280	317,397
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,189,680
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,182,980
NYC GO	5.00%	8/1/2021	AA		1,070	1,246,999
NYC GO	5.00%	8/1/2022	AA		1,200	1,437,504
NYC GO	5.00%	8/1/2022	AA		2,000	2,395,840
NYC GO	5.00%	8/1/2026	AA		1,000	1,178,260
NYC GO	5.00%	8/1/2027	AA		1,410	1,647,148
NYC GO	5.00%	10/1/2034	AA		1,500	1,700,430
NYC GO	5.00%	3/1/2036	AA		1,250	1,420,675
NYC GO	5.00%	3/1/2037	AA		1,500	1,689,435
PR Comwlth GO	5.375%	7/1/2030	BB		3,660	2,819,261
Total						18,225,609

Health Care 11.16%
Albany IDA–St Peters Hsp	5.25%	11/15/2027	A+		1,500	1,635,150
Albany IDA–St Peters Hsp	5.50%	11/15/2027	A+		1,000	1,106,820
Build NYC Res Corp–NY Methodist Hsp(c)	5.00%	7/1/2020	Baa1		750	867,097
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,049,020
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	550,595
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,693,931
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	1,000,370
Madison Co IDA–Oneida Hlth	5.25%	2/1/2027	BB+		750	761,258
Madison Co IDA–Oneida Hlth	5.50%	2/1/2032	BB+		750	757,103
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2027	BBB+		625	714,013
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2028	BBB+		2,000	2,265,220

See Notes to Financial Statements.	113

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2033	BBB+		$375	$417,154
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,194,760
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	547,980
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(d)	750	788,363
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A2		2,000	2,257,940
NY Dorm–North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,408,710
NY Dorm–North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,111,930
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,732,365
NY Dorm–Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,129,740
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,000	1,180,450
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,133,930
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,226,860
Onondaga CDC–St Josephs Hsp	5.00%	7/1/2042	BB		1,000	1,009,510
Suffolk Co EDC–Catholic Hlth Long Island	5.00%	7/1/2028	BBB+		1,175	1,306,858
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		1,055	1,056,118
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	981,040
Westchester Co Hlth Care	6.00%	11/1/2030	A3		850	980,993
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(d)	1,250	1,332,450
Total						35,197,728

Housing 0.74%
NY Mtg Agy–Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,344,862

Lease Obligations 9.33%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2023	AA		1,055	1,235,669
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,996,914
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,152,720
Monroe Co IDA–Rochester Schools	5.00%	5/1/2021	AA		2,500	2,975,350
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+		2,265	1,983,936
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,828,850
NY Dorm–NY Downtown Hospital	5.00%	2/15/2022	AA		1,000	1,144,370
NY Dorm–Oneida	5.25%	8/15/2028	Aa2		3,375	3,770,415
NY Dorm–SUNY–Third Resolution	5.00%	5/15/2026	AA		2,490	2,932,448
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+		1,000	1,121,150
NY UDC–PIT	5.00%	3/15/2035	AAA		1,500	1,698,495
NYC TFA–Bldg Aid	5.00%	7/15/2022	Aa2		2,150	2,546,696
NYC TFA–Bldg Aid	5.00%	7/15/2025	Aa2		1,500	1,776,495
NYC TFA–Bldg Aid	5.00%	7/15/2027	Aa2		1,425	1,644,992
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR		1,000	603,150
Total						29,411,650

114	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue 6.27%
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-	$3,000	$3,413,220
Build NYC Res Corp–YMCA	5.00%	8/1/2042	A-	1,265	1,343,114
NY Dorm–NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,207,080
NY Dorm–SUNY	5.00%	7/1/2037	Aa2	1,000	1,119,650
NYC Cultural–Museum Modern Art	5.00%	4/1/2031	AA	1,250	1,410,713
NYC Cultural–Museum Nat History	5.00%	7/1/2031	AA	1,695	1,965,539
NYC Cultural–Whitney Museum	5.00%	7/1/2031	A	2,000	2,203,400
NYC Cultural–Wildlife Consv Soc	5.00%	8/1/2033	AA-	1,750	1,990,502
NYS Muni Bd Bk–Lease	5.00%	12/1/2022	AA-	1,520	1,816,248
Utility Debt Sec Auth–LIPA	5.00%	12/15/2041	AAA	1,000	1,146,720
Yonkers EDC–Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,157,970
Total					19,774,156

Special Tax 1.46%
NY Sales Tax Asset Receivable Corp(c)	5.00%	10/15/2022	AAA	1,000	1,226,600
NY Sales Tax Asset Receivable Corp(c)	5.00%	10/15/2030	AAA	1,000	1,202,910
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,075	2,185,598
Total					4,615,108

Tax Revenue 13.32%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	755	824,845
Hudson Yards	5.75%	2/15/2047	A	2,650	3,057,782
MTA NY–Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,221,645
MTA NY–Dedicated Tax	5.00%	11/15/2034	AA	2,000	2,254,060
NY Dorm–PIT	5.00%	12/15/2025	AAA	1,000	1,200,690
NY Dorm–Sales Tax	5.00%	3/15/2038	AAA	1,000	1,133,120
NY Twy Auth–PIT	5.00%	3/15/2023	AAA	2,025	2,385,511
NY UDC–PIT(b)	5.00%	12/15/2025	AAA	3,290	3,684,376
NY UDC–PIT(b)	5.00%	12/15/2026	AAA	4,790	5,364,182
NY UDC–PIT	5.00%	12/15/2028	AAA	3,500	4,013,660
NY UDC–PIT	5.00%	3/15/2033	AAA	1,000	1,140,280
NYC TFA–Future Tax	4.00%	11/1/2022	AAA	1,000	1,133,320
NYC TFA–Future Tax	5.00%	11/1/2021	AAA	2,000	2,416,120
NYC TFA–Future Tax	5.00%	11/1/2023	AAA	1,000	1,211,110
NYC TFA–Future Tax	5.00%	2/1/2027	AAA	1,500	1,741,020
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,800	2,089,584
NYC TFA–Future Tax	5.00%	5/1/2034	AAA	2,500	2,819,475
PR Corp Sales Tax	5.25%	8/1/2027	BBB-	640	534,195

See Notes to Financial Statements.	115

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	5.75%	8/1/2037	BBB-		$4,600	$3,769,056
Total						41,994,031

Tobacco 3.40%
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,450,718
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,251,210
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(d)	1,745	1,714,253
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(d)	2,350	2,071,713
TSASC	5.00%	6/1/2026	B+		1,760	1,720,365
TSASC	5.125%	6/1/2042	B-		3,100	2,508,520
Total						10,716,779

Transportation 16.28%
MTA NY	5.00%	11/15/2023	AA-		2,455	2,925,132
MTA NY	5.00%	11/15/2023	AA-		1,000	1,197,830
MTA NY	5.00%	11/15/2023	AA-		1,395	1,636,921
MTA NY	5.00%	11/15/2027	AA-		350	410,967
MTA NY	5.00%	11/15/2027	AA-		1,750	2,068,482
MTA NY	5.00%	11/15/2028	AA-		1,000	1,156,350
MTA NY	5.00%	11/15/2030	AA-		2,000	2,294,580
MTA NY	5.00%	11/15/2031	AA-		2,500	2,706,700
MTA NY	5.00%	11/15/2038	AA-		2,500	2,792,525
MTA NY	5.25%	11/15/2029	AA-		1,000	1,191,460
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,136,730
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,091,180
NY Twy Auth	5.00%	5/1/2019	A-		1,500	1,740,795
NY Twy Auth	5.00%	1/1/2028	A		2,000	2,275,360
NY Twy Auth	5.00%	1/1/2036	A		1,760	1,981,690
NY Twy Auth–Hwy & Brdg	5.00%	4/1/2028	AA		2,000	2,271,240
NYC IDA–Terminal One Group AMT	5.50%	1/1/2021	A3		1,250	1,320,175
NYC IDA–Terminal One Group AMT	5.50%	1/1/2024	A3		2,000	2,111,260
Port Auth NY & NJ	4.00%	12/1/2022	AA-		2,060	2,321,620
Port Auth NY & NJ	5.00%	9/1/2028	AA-		750	900,555
Port Auth NY & NJ	5.00%	12/1/2038	AA-		1,500	1,714,140
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA		255	305,822
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,000	1,134,040
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-		1,250	1,431,312
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-		1,525	1,695,891

116	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	$1,250	$1,357,863
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-	2,500	2,752,450
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,525	3,046,311
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	1,000	1,226,430
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,141,050
Total					51,336,861

Utilities 12.10%
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	574,890
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	575,255
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,145,960
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,051,287
Long Island Power Auth	5.50%	4/1/2024	A-	2,215	2,495,840
NY Energy–Brooklyn Union Gas RIBs AMT	6.952%	7/1/2026	A2	8,000	8,026,640
NY Env Facs–Clean Wtr & Drinking	4.75%	6/15/2032	AAA	3,500	3,784,340
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,283,260
NY Env Facs–Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000	1,198,310
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,416,888
NYC Muni Water	5.00%	6/15/2029	AA+	2,000	2,264,880
NYC Muni Water	5.00%	6/15/2034	AA+	1,500	1,709,670
NYC Muni Water	5.00%	6/15/2034	AA+	3,525	3,980,500
NYC Muni Water	5.00%	6/15/2035	AA+	1,750	1,987,475
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,924,642
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	2,002,962
PR Elec Pwr Auth	5.75%	7/1/2036	CCC	1,250	745,500
Total					38,168,299
Total Municipal Bonds (cost $298,612,291)					315,034,849

	Shares
	(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $331)	—	(j)	331
Total Investments in Securities 99.89% (cost $298,612,622)			315,035,180
Cash and Other Assets in Excess of Liabilities(f) 0.11%			346,738
Net Assets 100.00%			$315,381,918

See Notes to Financial Statements.	117

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2014

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	December 2014	42	Short	$(5,792,063)	$30,740

Note: See Footnotes to Schedules of Investments on page 119 of this report.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$315,034,849	$—	$315,034,849
Money Market Mutual Fund	331	—	—	331
Total	$331	$315,034,849	$—	$315,035,180

Liabilities
Trust Certificates(4)	$—	$(4,030,000)	$—	$(4,030,000)
Total	$—	$(4,030,000)	$—	$(4,030,000)

Other Financial Instruments
Futures Contracts
Assets	$30,740	$—	$—	$30,740
Liabilities	—	—	—	—
Total	$30,740	$—	$—	$30,740

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the fiscal year ended September 30, 2014.
(4)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

118	See Notes to Financial Statements.

Footnotes to Schedules of Investments

September 30, 2014

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
GTD	Guaranteed.
NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2014.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2014.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(f)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(g)	Defaulted security.
(h)	Stub Rights issued in connection with a plan of reorganization.
(i)	Security is perpetual and has no stated maturity date.
(j)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	119

Statements of Assets and Liabilities

September 30, 2014

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$2,270,959,496	$3,047,083,374	$129,544,137
Investments in securities, at fair value	$2,302,077,673	$3,183,596,663	$135,911,818
Cash	12,795,940	16,897,949	3,677,334
Deposits with brokers for futures collateral	342,900	395,850	42,900
Receivables:
Interest	20,013,808	40,152,592	1,838,845
Capital shares sold	9,462,034	13,675,461	385,737
Investment securities sold	3,500,000	—	—
From advisor (See Note 3)	81,263	—	30,765
Variation margin	—	82,500	8,938
Prepaid expenses and other assets	80,260	107,131	33,416
Total assets	2,348,353,878	3,254,908,146	141,929,753
LIABILITIES:
Payables:
Investment securities purchased	10,595,500	24,567,446	3,312,447
Trust certificates (See Note 2(h))	—	3,840,000	—
Capital shares reacquired	5,988,437	6,394,337	205,864
Management fee	760,384	1,024,920	55,853
12b-1 distribution fees	481,188	1,039,806	27,164
Interest expense and fees (See Note 2(h))	—	5,437	—
Directors’ fees	214,718	299,561	10,424
Fund administration	76,724	104,941	4,468
Variation margin	17,860	—	—
Distributions payable	2,063,833	7,531,974	365,629
Accrued expenses	238,095	362,037	42,824
Total liabilities	20,436,739	45,170,459	4,024,673
NET ASSETS	$2,327,917,139	$3,209,737,687	$137,905,080
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,305,411,976	$3,078,741,762	$135,988,907
Undistributed (distributions in excess of) net investment income	320,939	5,988,802	269,112
Accumulated net realized loss on investments and futures contracts	(8,674,337)	(11,624,715)	(4,736,559)
Net unrealized appreciation (depreciation) on investments and futures contracts	30,858,561	136,631,838	6,383,620
Net Assets	$2,327,917,139	$3,209,737,687	$137,905,080

120	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,706,799,423	$2,008,075,045	$210,992,230	$94,493,585	$298,612,622
$1,810,445,078	$2,000,894,894	$229,882,504	$98,158,895	$315,035,180
13,533,631	16,430,568	1,686,233	262,183	3,398,451
358,800	282,750	—	13,650	81,900

24,978,956	31,690,178	3,247,606	1,382,191	4,141,025
6,803,351	12,924,098	1,117,994	332,879	1,872,185
—	3,730,000	55,000	—	—
—	—	—	—	—
74,876	59,134	—	2,857	17,093
48,112	60,964	15,799	11,921	15,330
1,856,242,804	2,066,072,586	236,005,136	100,164,576	324,561,164

28,139,644	23,221,335	1,623,960	67,340	3,350,812
62,165,000	41,160,000	1,500,000	—	4,030,000
3,437,053	4,468,069	814,400	100,899	553,204
615,759	764,326	84,810	36,718	116,458
568,728	548,672	75,030	26,845	110,372
120,466	61,058	3,275	—	7,480
476,020	222,892	114,235	37,338	110,548
57,466	64,287	7,539	3,264	10,352
—	—	—	—	—
5,291,630	7,379,276	643,786	287,688	831,156
220,890	232,265	53,050	39,739	58,864
101,092,656	78,122,180	4,920,085	599,831	9,179,246
$1,755,150,148	$1,987,950,406	$231,085,051	$99,564,745	$315,381,918

$1,691,689,756	$2,333,034,394	$223,181,968	$103,587,758	$311,930,878
4,743,179	12,275,252	(73,876)	(131,872)	(567,087)
(45,076,188)	(350,321,222)	(10,913,315)	(7,565,337)	(12,435,171)
103,793,401	(7,038,018)	18,890,274	3,674,196	16,453,298
$1,755,150,148	$1,987,950,406	$231,085,051	$99,564,745	$315,381,918

See Notes to Financial Statements.	121

Statements of Assets and Liabilities (concluded)

September 30, 2014

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,231,268,213	$1,485,142,620	$92,711,102
Class B Shares	—	$3,892,063	—
Class C Shares	$237,781,695	$559,155,951	$20,595,915
Class F Shares	$775,914,362	$1,092,546,131	$24,428,945
Class I Shares	$82,952,869	$68,985,361	$169,118
Class P Shares	—	$15,561	—
Outstanding shares by class*:
Class A Shares	77,909,512	137,076,803	5,835,033
Class B Shares	—	359,519	—
Class C Shares	15,045,208	51,672,721	1,296,572
Class F Shares	49,093,783	100,855,891	1,537,634
Class I Shares	5,248,835	6,366,522	10,638
Class P Shares	—	1,436	—
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.80	$10.83	$15.89
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.16	$11.08	$16.26
Class B Shares-Net asset value	—	$10.83	—
Class C Shares-Net asset value	$15.80	$10.82	$15.88
Class F Shares-Net asset value	$15.80	$10.83	$15.89
Class I Shares-Net asset value	$15.80	$10.84	$15.90
Class P Shares-Net asset value	—	$10.84	—
*	Lord Abbett Municipal Income Fund, Inc. has 4,165,001,000 authorized shares of capital stock (par value $.001), which are designated as follows: 900,001,000 to Short Duration, 930,000,000 to Intermediate, 140,000,000 to AMT Free, 550,000,000 to National, 925,000,000 to High Yield and 240,000,000 to each of California, New Jersey and New York.

122	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,423,249,967	$1,160,470,677	$170,131,178	$92,713,466	$244,081,381
$4,487,584	—	—	—	—
$174,468,868	$408,459,250	$36,122,171	—	$49,678,150
$151,265,114	$393,166,263	$24,810,001	$6,838,264	$20,978,091
$1,678,615	$25,840,950	$21,701	$13,015	$644,296
—	$13,266	—	—	—
126,063,569	99,311,079	15,696,388	18,784,838	21,737,381
395,527	—	—	—	—
15,436,160	34,944,041	3,331,442	—	4,430,192
13,408,432	33,620,655	2,289,118	1,384,678	1,866,601
148,687	2,214,061	2,002	2,635	57,353
—	1,134.46	—	—	—

$11.29	$11.69	$10.84	$4.94	$11.23
$11.55	$11.96	$11.09	$5.05	$11.49

$11.35	—	—	—	—
$11.30	$11.69	$10.84	—	$11.21
$11.28	$11.69	$10.84	$4.94	$11.24
$11.29	$11.67	$10.84	$4.94	$11.23
—	$11.69	—	—	—

See Notes to Financial Statements.	123

Statements of Operations

For the Year Ended September 30, 2014

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$43,976,895	$116,534,152	$5,781,387
Total investment income	43,976,895	116,534,152	5,781,387
Expenses:
Management fee	9,491,178	12,204,928	653,469
12b-1 distribution plan-Class A	2,659,402	3,233,352	189,644
12b-1 distribution plan-Class B	—	42,390	—
12b-1 distribution plan-Class C	2,184,545	4,842,004	163,689
12b-1 distribution plan-Class F	732,493	867,492	16,822
12b-1 distribution plan-Class P	—	68	—
Interest expense and fees (See Note 2(h))	28,486	41,323	—
Shareholder servicing	859,951	1,548,591	63,403
Professional	59,417	63,918	43,812
Reports to shareholders	86,016	137,111	6,753
Fund administration	959,059	1,248,526	52,278
Custody	31,525	39,775	6,605
Directors’ fees	109,082	143,273	6,038
Registration	310,906	274,740	67,867
Subsidy (See Note 3)	—	—	—
Other	49,160	68,866	7,473
Gross expenses	17,561,220	24,756,357	1,277,853
Expense reductions (See Note 9)	(2,049)	(2,662)	(112)
Management fee waived (See Note 3)	(1,333,464)	(274,020)	(384,811)
Net expenses	16,225,707	24,479,675	892,930
Net investment income	27,751,188	92,054,477	4,888,457
Net realized and unrealized gain:
Net realized gain (loss) on investments and futures contracts	(7,409,550)	(9,070,477)	(4,159,367)
Net change in unrealized appreciation/depreciation on investments and futures contracts	23,918,533	124,679,616	10,895,985
Net realized and unrealized gain	16,508,983	115,609,139	6,736,618
Net Increase in Net Assets Resulting From Operations	$44,260,171	$207,663,616	$11,625,075

124	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$82,519,484	$108,212,057	$9,889,098	$4,457,712	$13,103,667
82,519,484	108,212,057	9,889,098	4,457,712	13,103,667

7,285,780	8,569,893	976,835	448,686	1,387,728
2,825,842	2,197,212	323,417	189,039	490,034
49,406	—	—	—	—
1,414,671	3,263,008	283,491	—	384,002
106,975	271,797	21,388	5,154	16,244
—	56	—	—	—
385,125	272,410	9,431	—	25,602
871,392	907,746	89,866	55,274	145,463
190,861	1,896,317	199,342	39,014	43,089
83,042	88,609	9,750	5,419	13,771
678,578	717,324	86,830	39,883	123,354
25,071	26,118	5,440	6,976	8,361
76,011	78,530	9,711	4,728	13,894
132,206	187,091	47,140	37,869	49,048
—	35,569	—	—	—
38,299	38,819	8,893	6,281	10,781
14,163,259	18,550,499	2,071,534	838,323	2,711,371
(1,453)	(1,514)	(185)	(84)	(263)
—	—	—	—	—
14,161,806	18,548,985	2,071,349	838,239	2,711,108
68,357,678	89,663,072	7,817,749	3,619,473	10,392,559

(19,779,763)	(12,682,746)	570,657	(950,858)	(2,218,620)

124,759,397	129,882,408	14,543,081	6,367,205	19,724,046
104,979,634	117,199,662	15,113,738	5,416,347	17,505,426
$173,337,312	$206,862,734	$22,931,487	$9,035,820	$27,897,985

See Notes to Financial Statements.	125

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
Operations:
Net investment income	$27,751,188	$33,435,078
Net realized gain (loss) on investments and futures contracts	(7,409,550)	2,054,318
Net change in unrealized appreciation/depreciation on investments and futures contracts	23,918,533	(45,441,251)
Net increase (decrease) in net assets resulting from operations	44,260,171	(9,951,855)
Distributions to shareholders from:
Net investment income
Class A	(15,736,905)	(20,483,348)
Class B	—	—
Class C	(1,419,119)	(1,979,967)
Class F	(9,360,511)	(10,376,523)
Class I	(1,029,066)	(444,534)
Class P	—	—
Net realized gain
Class A	(1,091,250)	(704,626)
Class B	—	—
Class C	(210,621)	(136,979)
Class F	(562,838)	(332,734)
Class I	(50,130)	(12,716)
Class P	—	—
Total distributions to shareholders	(29,460,440)	(34,471,427)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	820,533,138	1,470,576,771
Reinvestment of distributions	16,787,014	20,775,673
Cost of shares reacquired	(1,111,008,754)	(1,397,079,850)
Net increase (decrease) in net assets resulting from capital share transactions	(273,688,602)	94,272,594
Net increase (decrease) in net assets	(258,888,871)	49,849,312
NET ASSETS:
Beginning of year	$2,586,806,010	$2,536,956,698
End of year	$2,327,917,139	$2,586,806,010
Undistributed net investment income	$320,939	$321,075

126	See Notes to Financial Statements.

Intermediate		AMT Free
For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

$92,054,477	$104,719,180	$4,888,457	$6,584,205
(9,070,477)	20,190,158	(4,159,367)	253,871

124,679,616	(221,927,561)	10,895,985	(17,358,196)
207,663,616	(97,018,223)	11,625,075	(10,520,120)

(48,195,558)	(56,590,879)	(3,568,143)	(4,536,902)
(92,595)	(99,376)	—	—
(13,485,186)	(14,298,868)	(584,331)	(654,598)
(26,700,360)	(30,921,841)	(647,198)	(1,194,378)
(1,811,985)	(1,287,224)	(4,783)	(123,125)
(412)	(357)	—	—

(11,348,778)	—	—	—
(29,915)	—	—	—
(4,018,661)	—	—	—
(5,568,019)	—	—	—
(336,863)	—	—	—
(100)	—	—	—
(111,588,432)	(103,198,545)	(4,804,455)	(6,509,003)

1,056,424,913	1,618,626,671	59,806,836	112,053,906
75,383,139	68,989,684	3,832,130	5,043,190
(1,439,068,822)	(1,881,393,026)	(77,994,911)	(129,656,853)

(307,260,770)	(193,776,671)	(14,355,945)	(12,559,757)
(211,185,586)	(393,993,439)	(7,535,325)	(29,588,880)

$3,420,923,273	$3,814,916,712	$145,440,405	$175,029,285
$3,209,737,687	$3,420,923,273	$137,905,080	$145,440,405
$5,988,802	$4,376,579	$269,112	$201,796

See Notes to Financial Statements.	127

Statements of Changes in Net Assets (continued)

	National
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
Operations:
Net investment income	$68,357,678	$78,348,809
Net realized gain (loss) on investments and futures contracts	(19,779,763)	20,409,334
Net change in unrealized appreciation/depreciation on investments and futures contracts	124,759,397	(192,053,862)
Net increase (decrease) in net assets resulting from operations	173,337,312	(93,295,719)
Distributions to shareholders from:
Net investment income
Class A	(57,015,288)	(64,586,573)
Class B	(160,460)	(209,346)
Class C	(5,765,538)	(6,892,498)
Class F	(4,378,334)	(5,309,367)
Class I	(33,082)	(24,919)
Class P	—	—
Total distributions to shareholders	(67,352,702)	(77,022,703)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	295,161,672	437,915,576
Reinvestment of distributions	56,280,544	63,013,557
Cost of shares reacquired	(427,463,617)	(646,628,236)
Net increase (decrease) in net assets resulting from capital share transactions	(76,021,401)	(145,699,103)
Net increase (decrease) in net assets	29,963,209	(316,017,525)
NET ASSETS:
Beginning of year	$1,725,186,939	$2,041,204,464
End of year	$1,755,150,148	$1,725,186,939
Undistributed (distributions in excess of) net investment income	$4,743,179	$4,178,657

128	See Notes to Financial Statements.

High Yield		California
For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

$89,663,072	$97,280,183	$7,817,749	$8,907,612
(12,682,746)	(15,394,153)	570,657	2,542,351

129,882,408	(164,982,136)	14,543,081	(18,907,848)
206,862,734	(83,096,106)	22,931,487	(7,457,885)

(54,154,880)	(57,944,026)	(5,894,556)	(6,764,904)
—	—	—	—
(16,951,165)	(20,938,392)	(1,015,343)	(1,116,857)
(13,548,631)	(14,833,632)	(798,142)	(901,582)
(1,566,892)	(122,828)	(501)	(471)
(590)	(567)	—	—
(86,222,158)	(93,839,445)	(7,708,542)	(8,783,814)

838,919,322	806,595,645	41,693,255	62,306,691
68,862,352	74,584,538	6,201,925	6,730,119
(749,950,167)	(967,626,215)	(53,778,383)	(83,245,179)
157,831,507	(86,446,032)	(5,883,203)	(14,208,369)
278,472,083	(263,381,583)	9,339,742	(30,450,068)

$1,709,478,323	$1,972,859,906	$221,745,309	$252,195,377
$1,987,950,406	$1,709,478,323	$231,085,051	$221,745,309
$12,275,252	$9,171,667	$(73,876)	$(167,050)

See Notes to Financial Statements.	129

Statements of Changes in Net Assets (concluded)

	New Jersey
DECREASE IN NET ASSETS	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
Operations:
Net investment income	$3,619,473	$5,122,115
Net realized gain (loss) on investments and futures contracts	(950,858)	1,752,734
Net change in unrealized appreciation/depreciation on investments and futures contracts	6,367,205	(14,317,328)
Net increase (decrease) in net assets resulting from operations	9,035,820	(7,442,479)
Distributions to shareholders from:
Net investment income
Class A	(3,400,416)	(4,809,534)
Class C	–	–
Class F	(189,040)	(266,643)
Class I	(474)	(454)
Total distributions to shareholders	(3,589,930)	(5,076,631)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	12,976,162	21,606,051
Reinvestment of distributions	2,748,948	3,290,527
Cost of shares reacquired	(48,122,435)	(29,358,660)
Net decrease in net assets resulting from capital share transactions	(32,397,325)	(4,462,082)
Net decrease in net assets	(26,951,435)	(16,981,192)
NET ASSETS:
Beginning of year	$126,516,180	$143,497,372
End of year	$99,564,745	$126,516,180
Distributions in excess of net investment income	$(131,872)	$(153,528)

130	See Notes to Financial Statements.

New York
For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

$10,392,559	$12,085,527
(2,218,620)	2,313,040
19,724,046	(30,186,862)
27,897,985	(15,788,295)

(8,436,616)	(9,962,891)
(1,283,989)	(1,376,762)
(571,241)	(654,229)
(22,243)	(15,450)
(10,314,089)	(12,009,332)

57,621,244	92,708,180
7,864,137	9,188,316
(92,359,910)	(102,035,821)

(26,874,529)	(139,325)
(9,290,633)	(27,936,952)

$324,672,551	$352,609,503
$315,381,918	$324,672,551
$(567,087)	$(635,342)

See Notes to Financial Statements.	131

Financial Highlights

SHORT DURATION TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.71	$15.97	$15.83	$15.80	$15.60
Investment operations:
Net investment income(a)	.19	.21	.26	.33	.30
Net realized and unrealized gain (loss)	.10	(.25)	.15	.03	.20
Total from investment operations	.29	(.04)	.41	.36	.50
Distributions to shareholders from:
Net investment income	(.19)	(.21)	(.26)	(.33)	(.30)
Net realized gain	(.01)	(.01)	(.01)	—	—
Total distributions	(.20)	(.22)	(.27)	(.33)	(.30)
Net asset value, end of year	$15.80	$15.71	$15.97	$15.83	$15.80
Total Return(b)	1.85%	(.28)%	2.65%	2.30%	3.24%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64%	.63%	.61%	.59%	.55%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.64%	.62%	.60%	.58%	.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70%	.70%	.70%	.70%	.70%
Net investment income	1.19%	1.32%	1.65%	2.08%	1.91%

Supplemental Data:
Net assets, end of year (000)	$1,231,268	$1,476,264	$1,511,237	$1,249,341	$1,326,511
Portfolio turnover rate	28.30%	23.80%	18.11%	52.51%	36.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

132	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.71	$15.97	$15.83	$15.80	$15.60
Investment operations:
Net investment income(a)	.09	.11	.16	.21	.18
Net realized and unrealized gain (loss)	.10	(.26)	.15	.03	.19
Total from investment operations	.19	(.15)	.31	.24	.37
Distributions to shareholders from:
Net investment income	(.09)	(.10)	(.16)	(.21)	(.17)
Net realized gain	(.01)	(.01)	(.01)	—	—
Total distributions	(.10)	(.11)	(.17)	(.21)	(.17)
Net asset value, end of year	$15.80	$15.71	$15.97	$15.83	$15.80
Total Return(b)	1.20%	(.93)%	1.97%	1.56%	2.42%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.28%	1.29%	1.27%	1.31%	1.35%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	1.28%	1.29%	1.26%	1.31%	1.35%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.34%	1.36%	1.36%	1.41%	1.50%
Net investment income	.55%	.67%	1.00%	1.36%	1.12%

Supplemental Data:
Net assets, end of year (000)	$237,782	$285,611	$298,123	$244,872	$251,390
Portfolio turnover rate	28.30%	23.80%	18.11%	52.51%	36.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	133

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.71	$15.97	$15.83	$15.80	$15.60
Investment operations:
Net investment income(a)	.20	.23	.27	.34	.32
Net realized and unrealized gain (loss)	.10	(.25)	.16	.03	.20
Total from investment operations	.30	(.02)	.43	.37	.52
Distributions to shareholders from:
Net investment income	(.20)	(.23)	(.28)	(.34)	(.32)
Net realized gain	(.01)	(.01)	(.01)	—	—
Total distributions	(.21)	(.24)	(.29)	(.34)	(.32)
Net asset value, end of year	$15.80	$15.71	$15.97	$15.83	$15.80
Total Return(b)	1.95%	(.18)%	2.75%	2.40%	3.34%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54%	.53%	.51%	.49%	.45%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.54%	.52%	.50%	.48%	.45%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60%	.60%	.60%	.60%	.61%
Net investment income	1.29%	1.42%	1.72%	2.18%	2.02%

Supplemental Data:
Net assets, end of year (000)	$775,914	$757,444	$704,486	$365,694	$284,289
Portfolio turnover rate	28.30%	23.80%	18.11%	52.51%	36.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

134	See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION TAX FREE FUND

	Class I Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.71	$15.97	$15.83	$15.80	$15.60
Investment operations:
Net investment income(a)	.22	.24	.28	.35	.33
Net realized and unrealized gain (loss)	.10	(.25)	.16	.04	.20
Total from investment operations	.32	(.01)	.44	.39	.53
Distributions to shareholders from:
Net investment income	(.22)	(.24)	(.29)	(.36)	(.33)
Net realized gain	(.01)	(.01)	(.01)	—	—
Total distributions	(.23)	(.25)	(.30)	(.36)	(.33)
Net asset value, end of year	$15.80	$15.71	$15.97	$15.83	$15.80
Total Return(b)	2.04%	(.08)%	2.83%	2.48%	3.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.44%	.43%	.41%	.39%	.35%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.44%	.42%	.40%	.39%	.34%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50%	.50%	.50%	.49%	.50%
Net investment income	1.38%	1.50%	1.77%	2.22%	2.11%

Supplemental Data:
Net assets, end of year (000)	$82,953	$67,487	$23,111	$6,330	$2,221
Portfolio turnover rate	28.30%	23.80%	18.11%	52.51%	36.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	135

Financial Highlights

INTERMEDIATE TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.49	$10.99	$10.49	$10.52	$10.28
Investment operations:
Net investment income(a)	.32	.29	.33	.39	.39
Net realized and unrealized gain (loss)	.41	(.50)	.50	(.03)	.23
Total from investment operations	.73	(.21)	.83	.36	.62
Distributions to shareholders from:
Net investment income	(.32)	(.29)	(.33)	(.39)	(.38)
Net realized gain	(.07)	—	—	—	—
Total distributions	(.39)	(.29)	(.33)	(.39)	(.38)
Net asset value, end of year	$10.83	$10.49	$10.99	$10.49	$10.52
Total Return(b)	7.09%	(1.99)%	8.04%	3.55%	6.22%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70%	.69%	.67%	.65%	.63%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.70%	.68%	.66%	.64%	.63%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71%	.70%	.70%	.72%	.71%
Net investment income	3.04%	2.67%	3.10%	3.82%	3.76%

Supplemental Data:
Net assets, end of year (000)	$1,485,143	$1,829,614	$2,064,377	$1,385,337	$1,320,285
Portfolio turnover rate	18.92%	30.59%	21.39%	38.81%	30.23%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

136	See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class B Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.48	$10.98	$10.48	$10.51	$10.27
Investment operations:
Net investment income(a)	.24	.20	.25	.31	.31
Net realized and unrealized gain (loss)	.41	(.50)	.50	(.04)	.23
Total from investment operations	.65	(.30)	.75	.27	.54
Distributions to shareholders from:
Net investment income	(.23)	(.20)	(.25)	(.30)	(.30)
Net realized gain	(.07)	—	—	—	—
Total distributions	(.30)	(.20)	(.25)	(.30)	(.30)
Net asset value, end of year	$10.83	$10.48	$10.98	$10.48	$10.51
Total Return(b)	6.35%	(2.78)%	7.19%	2.73%	5.38%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.50%	1.49%	1.47%	1.45%	1.43%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	1.50%	1.48%	1.46%	1.44%	1.43%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.51%	1.50%	1.50%	1.52%	1.51%
Net investment income	2.24%	1.88%	2.34%	3.03%	2.98%

Supplemental Data:
Net assets, end of year (000)	$3,892	$4,587	$5,933	$6,526	$7,725
Portfolio turnover rate	18.92%	30.59%	21.39%	38.81%	30.23%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	137

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.48	$10.98	$10.48	$10.51	$10.27
Investment operations:
Net investment income(a)	.25	.22	.26	.32	.31
Net realized and unrealized gain (loss)	.41	(.51)	.50	(.04)	.24
Total from investment operations	.66	(.29)	.76	.28	.55
Distributions to shareholders from:
Net investment income	(.25)	(.21)	(.26)	(.31)	(.31)
Net realized gain	(.07)	—	—	—	—
Total distributions	(.32)	(.21)	(.26)	(.31)	(.31)
Net asset value, end of year	$10.82	$10.48	$10.98	$10.48	$10.51
Total Return(b)	6.42%	(2.66)%	7.32%	2.81%	5.44%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.34%	1.36%	1.34%	1.37%	1.37%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	1.34%	1.36%	1.34%	1.36%	1.37%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.35%	1.38%	1.38%	1.43%	1.46%
Net investment income	2.40%	2.00%	2.42%	3.10%	3.01%

Supplemental Data:
Net assets, end of year (000)	$559,156	$634,305	$699,128	$453,450	$391,138
Portfolio turnover rate	18.92%	30.59%	21.39%	38.81%	30.23%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

138	See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.49	$10.99	$10.49	$10.52	$10.28
Investment operations:
Net investment income(a)	.33	.30	.34	.40	.40
Net realized and unrealized gain (loss)	.41	(.50)	.50	(.03)	.23
Total from investment operations	.74	(.20)	.84	.37	.63
Distributions to shareholders from:
Net investment income	(.33)	(.30)	(.34)	(.40)	(.39)
Net realized gain	(.07)	—	—	—	—
Total distributions	(.40)	(.30)	(.34)	(.40)	(.39)
Net asset value, end of year	$10.83	$10.49	$10.99	$10.49	$10.52
Total Return(b)	7.20%	(1.89)%	8.15%	3.66%	6.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60%	.59%	.57%	.55%	.53%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.60%	.58%	.56%	.54%	.53%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60%	.60%	.61%	.62%	.61%
Net investment income	3.13%	2.77%	3.19%	3.92%	3.86%

Supplemental Data:
Net assets, end of year (000)	$1,092,546	$899,590	$1,007,950	$547,652	$307,256
Portfolio turnover rate	18.92%	30.59%	21.39%	38.81%	30.23%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	139

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class I Shares
	Year Ended 9/30
	2014	2013	2012	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.49	$11.00	$10.50	$9.96
Investment operations:
Net investment income(b)				—	(c)
Net realized and unrealized loss					(.01)
Total from investment operations					(.01)
Net asset value on SEC Effective Date, 2/1/2011				$9.95
Investment operations:
Net investment income(b)	.34	.31	.34	.27
Net realized and unrealized gain (loss)	.42	(.51)	.51	.55	(d)
Total from investment operations	.76	(.20)	.85	.82
Distributions to shareholders from:
Net investment income	(.34)	(.31)	(.35)		(.27)
Net realized gain	(.07)	—	—	—
Total distributions	(.41)	(.31)	(.35)		(.27)
Net asset value, end of period	$10.84	$10.49	$11.00	$10.50
Total Return(e)				8.26	%(f)(g)
Total Return(e)	7.41%	(1.89)%	8.22%	8.35	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.50%	.49%	.47%	.45	%(i)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(j)	.50%	.48%	.46%	.44	%(i)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50%	.50%	.51%	.54	%(i)
Net investment income	3.23%	2.87%	3.17%	3.81	%(i)

Supplemental Data:
Net assets, end of period (000)	$68,985	$52,814	$37,514	$2,572
Portfolio turnover rate	18.92%	30.59%	21.39%		38.81%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Annualized.
(j)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

140	See Notes to Financial Statements.

Financial Highlights (concluded)

INTERMEDIATE TAX FREE FUND

	Class P Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.49	$11.00	$10.50	$10.52	$10.28
Investment operations:
Net investment income(a)	.30	.27	.31	.37	.36
Net realized and unrealized gain (loss)	.41	(.52)	.50	(.03)	.24
Total from investment operations	.71	(.25)	.81	.34	.60
Distributions to shareholders from:
Net investment income	(.29)	(.26)	(.31)	(.36)	(.36)
Net realized gain	(.07)	—	—	—	—
Total distributions	(.36)	(.26)	(.31)	(.36)	(.36)
Net asset value, end of year	$10.84	$10.49	$11.00	$10.50	$10.52
Total Return(b)	6.94%	(2.32)%	7.79%	3.41%	5.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.93%	.92%	.90%	.89%	.86%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.93%	.92%	.90%	.88%	.86%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94%	.94%	.94%	.96%	.94%
Net investment income	2.80%	2.44%	2.90%	3.60%	3.56%

Supplemental Data:
Net assets, end of year (000)	$16	$15	$15	$14	$13
Portfolio turnover rate	18.92%	30.59%	21.39%	38.81%	30.23%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	141

Financial Highlights

AMT FREE MUNICIPAL BOND FUND

	Class A Shares
	Year Ended 9/30
	2014	2013	2012		10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.03	$16.38	$15.08		$15.00
Investment operations:
Net investment income(b)	.59	.58	.65		.65
Net realized and unrealized gain (loss)	.85	(1.35)	1.30		.05
Total from investment operations	1.44	(.77)	1.95		.70
Distributions to shareholders from:
Net investment income	(.58)	(.58)	(.65)			(.62)
Net asset value, end of period	$15.89	$15.03	$16.38		$15.08
Total Return(c)	9.76%	(4.88)%	13.16%		4.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60%	.58%	.55%		.50	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.60%	.58%	.53	%(f)	.50	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.90%	.87%	.91%		1.13	%(e)
Net investment income	3.83%	3.62%	4.12%		4.81	%(e)

Supplemental Data:
Net assets, end of period (000)	$92,711	$106,852	$115,862		$62,280
Portfolio turnover rate	50.67%	45.96%	17.32%			54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

142	See Notes to Financial Statements.

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class C Shares
	Year Ended 9/30
	2014	2013	2012		10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.03	$16.38	$15.07		$15.00
Investment operations:
Net investment income(b)	.48	.46	.51		.54
Net realized and unrealized gain (loss)	.85	(1.35)	1.32		.04
Total from investment operations	1.33	(.89)	1.83		.58
Distributions to shareholders from:
Net investment income	(.48)	(.46)	(.52)		(.51)
Net asset value, end of period	$15.88	$15.03	$16.38		$15.07
Total Return(c)	8.97%	(5.53)%	12.29%		4.03	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.27%	1.33%	1.32%		1.29	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.27%	1.33%	1.30	%(f)	1.29	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.56%	1.62%	1.66%		1.84	%(e)
Net investment income	3.15%	2.87%	3.22%		3.97	%(e)

Supplemental Data:
Net assets, end of period (000)	$20,596	$19,779	$18,242		$2,532
Portfolio turnover rate	50.67%	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	143

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class F Shares
	Year Ended 9/30
	2014	2013	2012		10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.03	$16.38	$15.09		$15.00
Investment operations:
Net investment income(b)	.60	.60	.65		.67
Net realized and unrealized gain (loss)	.85	(1.36)	1.30		.05
Total from investment operations	1.45	(.76)	1.95		.72
Distributions to shareholders from:
Net investment incomes	(.59)	(.59)	(.66)		(.63)
Net asset value, end of period	$15.89	$15.03	$16.38		$15.09
Total Return(c)	9.87%	(4.78)%	13.20%		5.04	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.50%	.48%	.45%		.40	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.50%	.48%	.44	%(f)	.39	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.80%	.77%	.80%		.90	%(e)
Net investment income	3.91%	3.71%	4.08%		4.85	%(e)

Supplemental Data:
Net assets, end of period (000)	$24,429	$18,702	$32,554		$3,769
Portfolio turnover rate	50.67%	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

144	See Notes to Financial Statements.

Financial Highlights (concluded)

AMT FREE MUNICIPAL BOND FUND

	Class I Shares
	Year Ended 9/30
	2014	2013	2012		10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.04	$16.39	$15.08		$15.00
Investment operations:
Net investment income(b)	.62	.63	.66		.66
Net realized and unrealized gain (loss)	.85	(1.37)	1.33		.07
Total from investment operations	1.47	(.74)	1.99		.73
Distributions to shareholders from:
Net investment income	(.61)	(.61)	(.68)		(.65)
Net asset value, end of period	$15.90	$15.04	$16.39		$15.08
Total Return(c)	9.97%	(4.65)%	13.41%		5.13	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.40%	.37%	.36%		.29	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.40%	.37%	.35	%(f)	.29	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69%	.67%	.69%		2.12	%(e)
Net investment income	4.00%	3.80%	4.10%		4.91	%(e)

Supplemental Data:
Net assets, end of period (000)	$169	$108	$8,372		$11
Portfolio turnover rate	50.67%	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	145

Financial Highlights

NATIONAL TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.60	$11.52	$10.53	$10.84	$10.62
Investment operations:
Net investment income(a)	.45	.44	.50	.52	.54
Net realized and unrealized gain (loss)	.68	(.93)	.98	(.31)	.21
Total from investment operations	1.13	(.49)	1.48	.21	.75
Distributions to shareholders from:
Net investment income	(.44)	(.43)	(.49)	(.52)	(.53)
Net asset value, end of year	$11.29	$10.60	$11.52	$10.53	$10.84
Total Return(b)	10.87%	(4.40)%	14.37%	2.15%	7.34%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	.75%	.74%	.73%	.76%	.77%
Expenses, excluding expense reductions	.78%	.76%	.79%	.83%	.86%
Net investment income	4.09%	3.87%	4.52%	5.12%	5.12%

Supplemental Data:
Net assets, end of year (000)	$1,423,250	$1,438,697	$1,694,729	$1,406,579	$1,007,123
Portfolio turnover rate	44.80%	33.78%	43.81%	87.43%	63.31%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

146	See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class B Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.65	$11.58	$10.58	$10.90	$10.68
Investment operations:
Net investment income(a)	.36	.35	.42	.45	.46
Net realized and unrealized gain (loss)	.69	(.94)	.99	(.33)	.21
Total from investment operations	1.05	(.59)	1.41	.12	.67
Distributions to shareholders from:
Net investment income	(.35)	(.34)	(.41)	(.44)	(.45)
Net asset value, end of year	$11.35	$10.65	$11.58	$10.58	$10.90
Total Return(b)	10.06%	(5.21)%	13.52%	1.26%	6.48%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	1.55%	1.54%	1.53%	1.57%	1.57%
Expenses, excluding expense reductions	1.58%	1.57%	1.60%	1.64%	1.66%
Net investment income	3.31%	3.07%	3.77%	4.31%	4.33%

Supplemental Data:
Net assets, end of year (000)	$4,488	$5,443	$7,762	$9,190	$16,143
Portfolio turnover rate	44.80%	33.78%	43.81%	87.43%	63.31%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	147

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.61	$11.53	$10.54	$10.86	$10.63
Investment operations:
Net investment income(a)	.38	.37	.43	.46	.46
Net realized and unrealized gain (loss)	.68	(.93)	.98	(.33)	.23
Total from investment operations	1.06	(.56)	1.41	.13	.69
Distributions to shareholders from:
Net investment income	(.37)	(.36)	(.42)	(.45)	(.46)
Net asset value, end of year	$11.30	$10.61	$11.53	$10.54	$10.86
Total Return(b)	10.17%	(5.02)%	13.64%	1.38%	6.69%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	1.39%	1.40%	1.37%	1.43%	1.47%
Expenses, excluding expense reductions	1.41%	1.42%	1.43%	1.50%	1.56%
Net investment income	3.46%	3.21%	3.87%	4.44%	4.40%

Supplemental Data:
Net assets, end of year (000)	$174,469	$177,169	$215,692	$158,714	$181,209
Portfolio turnover rate	44.80%	33.78%	43.81%	87.43%	63.31%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

148	See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.59	$11.51	$10.52	$10.83	$10.61
Investment operations:
Net investment income(a)	.45	.45	.51	.53	.55
Net realized and unrealized gain (loss)	.69	(.93)	.98	(.31)	.21
Total from investment operations	1.14	(.48)	1.49	.22	.76
Distributions to shareholders from:
Net investment income	(.45)	(.44)	(.50)	(.53)	(.54)
Net asset value, end of year	$11.28	$10.59	$11.51	$10.52	$10.83
Total Return(b)	10.98%	(4.31)%	14.48%	2.24%	7.43%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	.65%	.64%	.63%	.66%	.66%
Expenses, excluding expense reductions	.67%	.66%	.69%	.73%	.76%
Net investment income	4.15%	3.95%	4.58%	5.21%	5.18%

Supplemental Data:
Net assets, end of year (000)	$151,265	$103,160	$122,943	$73,983	$62,200
Portfolio turnover rate	44.80%	33.78%	43.81%	87.43%	63.31%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	149

Financial Highlights (concluded)

NATIONAL TAX FREE FUND

	Class I Shares
	Year Ended 9/30
	2014	2013	2012	2011	7/26/2010(a) to 9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$10.60	$11.52	$10.53	$10.84	$10.59
Investment operations:
Net investment income(b)	.45	.46	.51	.55	.10
Net realized and unrealized gain (loss)	.70	(.93)	1.00	(.32)	.25
Total from investment operations	1.15	(.47)	1.51	.23	.35
Distributions to shareholders from:
Net investment income	(.46)	(.45)	(.52)	(.54)	(.10)
Net asset value, end of period	$11.29	$10.60	$11.52	$10.53	$10.84
Total Return(c)	11.07%	(4.23)%	14.62%	2.40%	3.31	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense
and including expense reductions(e)	.55%	.54%	.52%	.54%	.55	%(f)
Expenses, excluding expense reductions	.57%	.57%	.59%	.61%	.64	%(f)
Net investment income	4.14%	4.05%	4.58%	5.35%	5.21	%(f)

Supplemental Data:
Net assets, end of period (000)	$1,679	$719	$78	$11	$10
Portfolio turnover rate	44.80%	33.78%	43.81%	87.43%	63.31%
(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

150	See Notes to Financial Statements.

Financial Highlights

HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.91	$11.93	$11.06	$11.81	$11.49
Investment operations:
Net investment income(a)	.58	.58	.63	.69	.67
Net realized and unrealized gain (loss)	.75	(1.04)	.85	(.77)	.31
Total from investment operations	1.33	(.46)	1.48	(.08)	.98
Distributions to shareholders from:
Net investment income	(.55)	(.56)	(.61)	(.67)	(.66)
Net asset value, end of year	$11.69	$10.91	$11.93	$11.06	$11.81
Total Return(b)	12.54%	(4.11)%	13.79%	(.46)%	8.88%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	.90%	.83%	.80%	.82%	.80%
Expenses, excluding expense reductions	.91%	.84%	.86%	.89%	.91%
Net investment income	5.12%	4.87%	5.52%	6.24%	5.88%

Supplemental Data:
Net assets, end of year (000)	$1,160,471	$1,071,511	$1,185,644	$919,758	$1,236,637
Portfolio turnover rate	32.90%	24.47%	27.20%	40.94%	37.68%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	151

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.92	$11.93	$11.06	$11.81	$11.50
Investment operations:
Net investment income(a)	.51	.50	.56	.62	.59
Net realized and unrealized gain (loss)	.74	(1.03)	.85	(.77)	.30
Total from investment operations	1.25	(.53)	1.41	(.15)	.89
Distributions to shareholders from:
Net investment income	(.48)	(.48)	(.54)	(.60)	(.58)
Net asset value, end of year	$11.69	$10.92	$11.93	$11.06	$11.81
Total Return(b)	11.74%	(4.64)%	13.08%	(1.11)%	7.99%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	1.53%	1.47%	1.44%	1.48%	1.55%
Expenses, excluding expense reductions	1.54%	1.49%	1.49%	1.56%	1.65%
Net investment income	4.50%	4.23%	4.91%	5.59%	5.14%

Supplemental Data:
Net assets, end of year (000)	$408,459	$407,217	$526,880	$450,802	$585,366
Portfolio turnover rate	32.90%	24.47%	27.20%	40.94%	37.68%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

152	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.92	$11.94	$11.07	$11.82	$11.50
Investment operations:
Net investment income(a)	.58	.59	.64	.70	.69
Net realized and unrealized gain (loss)	.76	(1.04)	.85	(.76)	.30
Total from investment operations	1.34	(.45)	1.49	(.06)	.99
Distributions to shareholders from:
Net investment income	(.57)	(.57)	(.62)	(.69)	(.67)
Net asset value, end of year	$11.69	$10.92	$11.94	$11.07	$11.82
Total Return(b)	12.54%	(4.01)%	13.89%	(.35)%	8.98%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	.80%	.72%	.70%	.72%	.71%
Expenses, excluding expense reductions	.81%	.74%	.76%	.79%	.81%
Net investment income	5.17%	4.94%	5.60%	6.35%	5.97%

Supplemental Data:
Net assets, end of year (000)	$393,166	$228,484	$258,682	$175,052	$215,479
Portfolio turnover rate	32.90%	24.47%	27.20%	40.94%	37.68%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	153

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class I Shares
	Year Ended 9/30
					7/26/2010(a)
					to
	2014	2013	2012	2011	9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$10.92	$11.94	$11.06	$11.81	$11.58
Investment operations:
Net investment income(b)	.61	.60	.66	.68	.12
Net realized and unrealized gain (loss)	.71	(1.04)	.85	(.74)	.23
Total from investment operations	1.32	(.44)	1.51	(.06)	.35
Distributions to shareholders from:
Net investment income	(.57)	(.58)	(.63)	(.69)	(.12)
Net asset value, end of period	$11.67	$10.92	$11.94	$11.06	$11.81
Total Return(c)	12.44%	(3.92)%	14.08%	(.28)%	3.05	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(e)	.71%	.62%	.60%	.62%	.62	%(f)
Expenses, excluding expense reductions	.72%	.64%	.66%	.70%	.72	%(f)
Net investment income	5.49%	5.04%	5.78%	6.18%	5.75	%(f)

Supplemental Data:
Net assets, end of period (000)	$25,841	$2,255	$1,629	$2,258	$112
Portfolio turnover rate	32.90%	24.47%	27.20%	40.94%	37.68%
(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

154	See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.92	$11.94	$11.07	$11.82	$11.50
Investment operations:
Net investment income(a)	.56	.56	.61	.67	.66
Net realized and unrealized gain (loss)	.74	(1.04)	.85	(.77)	.30
Total from investment operations	1.30	(.48)	1.46	(.10)	.96
Distributions to shareholders from:
Net investment income	(.53)	(.54)	(.59)	(.65)	(.64)
Net asset value, end of year	$11.69	$10.92	$11.94	$11.07	$11.82
Total Return(b)	12.23%	(4.29)%	13.56%	(.65)%	8.67%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	1.12%	1.05%	1.02%	1.04%	1.02%
Expenses, excluding expense reductions	1.13%	1.07%	1.08%	1.11%	1.12%
Net investment income	4.93%	4.69%	5.36%	6.07%	5.71%

Supplemental Data:
Net assets, end of year (000)	$13	$12	$12	$11	$11
Portfolio turnover rate	32.90%	24.47%	27.20%	40.94%	37.68%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	155

Financial Highlights

CALIFORNIA TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.10	$10.73	$9.90	$10.24	$10.17
Investment operations:
Net investment income(a)	.38	.38	.43	.48	.47
Net realized and unrealized gain (loss)	.74	(.64)	.83	(.35)	.07
Total from investment operations	1.12	(.26)	1.26	.13	.54
Distributions to shareholders from:
Net investment income	(.38)	(.37)	(.43)	(.47)	(.47)
Net asset value, end of year	$10.84	$10.10	$10.73	$9.90	$10.24
Total Return(b)	11.29%	(2.51)%	12.94%	1.56%	5.52%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	.86%	.81%	.79%	.79%	.78%
Expenses, excluding expense reductions	.86%	.81%	.82%	.85%	.84%
Net investment income	3.69%	3.54%	4.16%	4.96%	4.74%

Supplemental Data:
Net assets, end of year (000)	$170,131	$166,443	$191,127	$150,423	$166,247
Portfolio turnover rate	20.90%	18.05%	28.15%	36.60%	47.68%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

156	See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.10	$10.73	$9.90	$10.25	$10.17
Investment operations:
Net investment income(a)	.32	.31	.36	.42	.40
Net realized and unrealized gain (loss)	.73	(.64)	.83	(.36)	.08
Total from investment operations	1.05	(.33)	1.19	.06	.48
Distributions to shareholders from:
Net investment income	(.31)	(.30)	(.36)	(.41)	(.40)
Net asset value, end of year	$10.84	$10.10	$10.73	$9.90	$10.25
Total Return(b)	10.58%	(3.15)%	12.23%	.80%	4.88%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	1.50%	1.47%	1.42%	1.44%	1.49%
Expenses, excluding expense reductions	1.50%	1.47%	1.45%	1.50%	1.55%
Net investment income	3.05%	2.88%	3.51%	4.32%	4.02%

Supplemental Data:
Net assets, end of year (000)	$36,122	$33,741	$38,712	$28,023	$33,280
Portfolio turnover rate	20.90%	18.05%	28.15%	36.60%	47.68%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	157

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.10	$10.73	$9.90	$10.24	$10.17
Investment operations:
Net investment income(a)	.39	.39	.44	.49	.48
Net realized and unrealized gain (loss)	.74	(.64)	.83	(.35)	.07
Total from investment operations	1.13	(.25)	1.27	.14	.55
Distributions to shareholders from:
Net investment income	(.39)	(.38)	(.44)	(.48)	(.48)
Net asset value, end of year	$10.84	$10.10	$10.73	$9.90	$10.24
Total Return(b)	11.39%	(2.42)%	13.04%	1.65%	5.62%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	.76%	.71%	.69%	.69%	.68%
Expenses, excluding expense reductions	.76%	.71%	.72%	.75%	.74%
Net investment income	3.78%	3.63%	4.23%	5.06%	4.81%

Supplemental Data:
Net assets, end of year (000)	$24,810	$21,549	$22,344	$14,605	$12,683
Portfolio turnover rate	20.90%	18.05%	28.15%	36.60%	47.68%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

158	See Notes to Financial Statements.

Financial Highlights (concluded)

CALIFORNIA TAX FREE FUND

	Class I Shares
	Year Ended 9/30
	2014	2013	2012	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.73	$9.90	$9.24
Investment operations:
Net investment income(b)				—	(c)
Net realized and unrealized loss				(.01)
Total from investment operations				(.01)
Net asset value on SEC Effective Date, 2/1/2011				$9.23
Investment operations:
Net investment income(b)	.41	.40	.45	.33
Net realized and unrealized gain (loss)	.74	(.65)	.83	.67	(d)
Total from investment operations	1.15	(.25)	1.28	1.00
Distributions to shareholders from:
Net investment income	(.40)	(.39)	(.45)	(.33)
Net asset value, end of period	$10.84	$10.09	$10.73	$9.90
Total Return(e)				10.89	%(f)(g)
Total Return(e)	11.65%	(2.40)%	13.17%	10.99	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.65%	.61%	.59%	.60	%(j)
Expenses, excluding expense reductions	.66%	.62%	.62%	.69	%(j)
Net investment income	3.90%	3.77%	4.39%	5.24	%(j)

Supplemental Data:
Net assets, end of period (000)	$22	$12	$13	$11
Portfolio turnover rate	20.90%	18.05%	28.15%	36.60%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.	159

Financial Highlights

NEW JERSEY TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2014	2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of year	$4.66	$5.07	$4.69		$4.85		$4.78
Investment operations:
Net investment income(a)	.17	.17	.19		.21		.21
Net realized and unrealized gain (loss)	.28	(.41)	.38		(.16)		.07
Total from investment operations	.45	(.24)	.57		.05		.28
Distributions to shareholders from:
Net investment income	(.17)	(.17)	(.19)		(.21)		(.21)
Net asset value, end of year	$4.94	$4.66	$5.07		$4.69		$4.85
Total Return(b)	9.87%	(4.85)%	12.41%		1.23%		6.13%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions	.85%	.82%	.82	%(c)	.82	%(c)	.80	%(c)
Expenses, excluding expense reductions	.85%	.82%	.83%		.85%		.83%
Net investment income	3.63%	3.47%	3.96%		4.62%		4.53%

Supplemental Data:
Net assets, end of year (000)	$92,713	$121,722	$136,085		$113,783		$125,722
Portfolio turnover rate	19.20%	18.17%	31.06%		23.14%		32.22%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

160	See Notes to Financial Statements.

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2014	2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of year	$4.66	$5.07	$4.69		$4.85		$4.78
Investment operations:
Net investment income(a)	.18	.18	.20		.22		.22
Net realized and unrealized gain (loss)	.28	(.41)	.38		(.17)		.07
Total from investment operations	.46	(.23)	.58		.05		.29
Distributions to shareholders from:
Net investment income	(.18)	(.18)	(.20)		(.21)		(.22)
Net asset value, end of year	$4.94	$4.66	$5.07		$4.69		$4.85
Total Return(b)	9.97%	(4.76)%	12.51%		1.33%		6.23%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions	.74%	.72%	.72	%(c)	.72	%(c)	.70	%(c)
Expenses, excluding expense reductions	.74%	.72%	.73%		.75%		.72%
Net investment income	3.69%	3.55%	3.98%		4.70%		4.61%

Supplemental Data:
Net assets, end of year (000)	$6,838	$4,782	$7,400		$3,949		$2,775
Portfolio turnover rate	19.20%	18.17%	31.06%		23.14%		32.22%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	161

Financial Highlights (concluded)

NEW JERSEY TAX FREE FUND

	Class I Shares
	Year Ended 9/30
	2014	2013	2012		1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$4.66	$5.07	$4.69		$4.42
Investment operations:
Net investment income(b)					.00	(c)
Net realized and unrealized loss					(.01)
Total from investment operations					(.01)
Net asset value on SEC Effective Date, 2/1/2011					$4.41
Investment operations:
Net investment income(b)	.19	.18	.21		.15
Net realized and unrealized gain (loss)	.27	(.41)	.37		.28	(d)
Total from investment operations	.46	(.23)	.58		.43
Distributions to shareholders from:
Net investment income	(.18)	(.18)	(.20)		(.15)
Net asset value, end of period	$4.94	$4.66	$5.07		$4.69
Total Return(e)					9.79	%(f)(g)
Total Return(e)	10.13%	(4.63)%	12.43%		10.02	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions	.62%	.61%	.60	%(i)	.59	%(i)(j)
Expenses, excluding expense reductions	.62%	.61%	.61%		.64	%(j)
Net investment income	3.87%	3.70%	4.18%		4.85	%(j)

Supplemental Data:
Net assets, end of period (000)	$13	$12	$12		$11
Portfolio turnover rate	19.20%	18.17%	31.06%		23.14%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

162	See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.59	$11.38	$10.66	$10.96	$10.78
Investment operations:
Net investment income(a)	.38	.37	.43	.48	.49
Net realized and unrealized gain (loss)	.63	(.79)	.73	(.30)	.17
Total from investment operations	1.01	(.42)	1.16	.18	.66
Distributions to shareholders from:
Net investment income	(.37)	(.37)	(.44)	(.48)	(.48)
Net asset value, end of year	$11.23	$10.59	$11.38	$10.66	$10.96
Total Return(b)	9.73%	(3.80)%	11.05%	1.85%	6.37%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	.78%	.78%	.78%	.78%	.77%
Expenses, excluding expense reductions	.79%	.78%	.84%	.85%	.85%
Net investment income	3.46%	3.33%	3.95%	4.64%	4.55%

Supplemental Data:
Net assets, end of year (000)	$244,081	$262,089	$285,447	$216,126	$238,259
Portfolio turnover rate	20.47%	16.89%	18.34%	47.37%	30.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	163

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.58	$11.37	$10.65	$10.95	$10.76
Investment operations:
Net investment income(a)	.31	.30	.36	.42	.41
Net realized and unrealized gain (loss)	.62	(.79)	.72	(.31)	.19
Total from investment operations	.93	(.49)	1.08	.11	.60
Distributions to shareholders from:
Net investment income	(.30)	(.30)	(.36)	(.41)	(.41)
Net asset value, end of year	$11.21	$10.58	$11.37	$10.65	$10.95
Total Return(b)	8.95%	(4.43)%	10.36%	1.19%	5.74%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	1.42%	1.43%	1.42%	1.43%	1.46%
Expenses, excluding expense reductions	1.43%	1.44%	1.47%	1.50%	1.54%
Net investment income	2.82%	2.67%	3.31%	3.99%	3.85%

Supplemental Data:
Net assets, end of year (000)	$49,678	$45,152	$50,407	$38,627	$42,397
Portfolio turnover rate	20.47%	16.89%	18.34%	47.37%	30.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

164	See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.60	$11.39	$10.67	$10.97	$10.78
Investment operations:
Net investment income(a)	.39	.38	.44	.49	.50
Net realized and unrealized gain (loss)	.63	(.79)	.73	(.30)	.18
Total from investment operations	1.02	(.41)	1.17	.19	.68
Distributions to shareholders from:
Net investment income	(.38)	(.38)	(.45)	(.49)	(.49)
Net asset value, end of year	$11.24	$10.60	$11.39	$10.67	$10.97
Total Return(b)	9.83%	(3.70)%	11.15%	1.95%	6.57%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(c)	.68%	.68%	.68%	.68%	.67%
Expenses, excluding expense reductions	.69%	.68%	.74%	.75%	.75%
Net investment income	3.54%	3.42%	3.99%	4.73%	4.64%

Supplemental Data:
Net assets, end of year (000)	$20,978	$16,844	$16,491	$7,907	$7,631
Portfolio turnover rate	20.47%	16.89%	18.34%	47.37%	30.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	165

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Class I Shares
	Year Ended 9/30
				1/31/2011(a)
				to
	2014	2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.60	$11.39	$10.67	$10.10
Investment operations:
Net investment income(b)				—	(c)
Net realized and unrealized loss				(.01)
Total from investment operations				(.01)
Net asset value on SEC Effective Date, 2/1/2011				$10.09
Investment operations:
Net investment income(b)	.40	.39	.41	.34
Net realized and unrealized gain (loss)	.63	(.79)	.77	.58	(d)
Total from investment operations	1.03	(.40)	1.18	.92
Distributions to shareholders from:
Net investment income	(.40)	(.39)	(.46)	(.34)
Net asset value, end of period	$11.23	$10.60	$11.39	$10.67
Total Return(e)				9.12	%(f)(g)
Total Return(e)	9.85%	(3.60)%	11.30%	9.21	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.58%	.58%	.58%	.57	%(j)
Expenses, excluding expense reductions	.59%	.59%	.64%	.67	%(j)
Net investment income	3.66%	3.54%	3.68%	4.91	%(j)

Supplemental Data:
Net assets, end of period (000)	$644	$587	$265	$11
Portfolio turnover rate	20.47%	16.89%	18.34%	47.37%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

166	See Notes to Financial Statements.

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,I and P

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2011 through September 30,

Notes to Financial Statements (continued)

2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of September 30, 2014, each Fund, except California, had open futures contracts.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity

Notes to Financial Statements (continued)

support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2014, as well as the average trust certificates for the fiscal year ended September 30, 2014:

			Underlying
		Interest Rate	Municipal Bonds	Average
	Liability for	or Range of	Transferred	Trust
Fund	Trust Certificates	Interest Rates	to TOBs	Certificates
Short Duration	—	—	—	$5,400,000
Intermediate	$3,840,000	.05% - .06%	$8,728,736	7,030,000
AMT Free	—	—	—	—
National	62,165,000	.04% - .23%	143,601,666	62,165,000
High Yield	41,160,000	.04% - .09%	94,093,631	41,160,000
California	1,500,000	.05%	3,547,110	1,500,000
New Jersey	—	—	—	—
New York	4,030,000	.05%	9,048,558	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2014, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

Notes to Financial Statements (continued)

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for each of AMT Free and High Yield is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (continued)

For the fiscal year ended September 30, 2014, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Effective
Management Fee
Short Duration	.34%
Intermediate	.38%
AMT Free	.21%
National	.43%
High Yield	.48%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the period February 1, 2014 through January 31, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Short Duration and AMT Free and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, do not exceed an annualized rate of .45% and .40%, respectively. This agreement may be terminated only upon the approval of the Board.

For the twelve month period through January 31, 2014, Lord Abbett had contractually agreed to waive all or a portion of its management fee for Short Duration, Intermediate, and AMT Free, and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, did not exceed an annualized rate of .43%, .49%, and .40%, respectively. Effective February 1, 2014, the contractual waiver expired for Intermediate.

High Yield and National, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust and Lord Abbett Multi-Asset Global Opportunity Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on a Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of September 30, 2014, the Funds had no outstanding shares owned by any of the Fund of Funds.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees

Notes to Financial Statements (continued)

to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	—	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended September 30, 2014:

	Distributor	Dealers’
	Commissions	Concessions
Short Duration	$ 33,371	$190,613
Intermediate	92,259	545,695
AMT Free	8,716	48,231
National	93,313	556,360
High Yield	122,417	726,773
California	9,496	53,292
New Jersey	5,293	33,227
New York	14,010	76,282

Distributor received the following amount of CDSCs for the fiscal year ended September 30, 2014:

	Class A	Class C
Short Duration	$159,252	$37,310
Intermediate	156,686	62,348
AMT Free	48,154	1,982
National	41,751	18,464
High Yield	68,849	49,205
California	—	4,446
New Jersey	954	—
New York	21,835	7,006

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment;

Notes to Financial Statements (continued)

temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended September 30, 2014 and 2013 was as follows:

		Short Duration		Intermediate
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2014	9/30/2013	9/30/2014	9/30/2013
Distributions paid from:
Tax-exempt income	$27,551,404	$33,284,372	$89,794,942	$103,198,545
Ordinary income	—	—	518,097	—
Net long-term capital gains	1,909,036	1,187,055	21,275,393	—
Total distributions paid	$29,460,440	$34,471,427	$111,588,432	$103,198,545

		AMT Free		National
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2014	9/30/2013	9/30/2014	9/30/2013
Distributions paid from:
Tax-exempt income	$4,766,802	$6,467,944	$65,907,228	$75,945,903
Ordinary income	37,653	41,059	1,445,474	1,076,800
Total distributions paid	$4,804,455	$6,509,003	$67,352,702	$77,022,703

		High Yield		California
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2014	9/30/2013	9/30/2014	9/30/2013
Distributions paid from:
Tax-exempt income	$84,051,753	$92,541,609	$7,622,979	$8,736,647
Ordinary income	2,170,405	1,297,836	85,563	47,167
Total distributions paid	$86,222,158	$93,839,445	$7,708,542	$8,783,814

		New Jersey		New York
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2014	9/30/2013	9/30/2014	9/30/2013
Distributions paid from:
Tax-exempt income	$3,559,169	$5,076,631	$10,314,089	$12,009,332
Ordinary income	30,761	—	—	—
Total distributions paid	$3,589,930	$5,076,631	$10,314,089	$12,009,332

As of September 30, 2014, the components of accumulated gains (losses) on a tax-basis were as follows:

	Short Duration	Intermediate
Undistributed tax-exempt income – net	$313,578	$1,706,666
Total undistributed earnings	313,578	1,706,666
Capital loss carryforwards*	(2,897,758)	(4,599,948)
Temporary differences	(6,250,913)	(7,204,663)
Unrealized gains – net	31,340,256	141,093,870
Total accumulated gains – net	$22,505,163	$130,995,925

Notes to Financial Statements (continued)

	AMT Free	National
Undistributed tax-exempt income – net	$142,255	$3,637,164
Total undistributed earnings	142,255	3,637,164
Capital loss carryforwards*	(1,212,009)	(34,646,547)
Temporary differences	(3,470,163)	(10,177,050)
Unrealized gains – net	6,456,090	104,646,825
Total accumulated gains – net	$1,916,173	$63,460,392

	High Yield	California
Undistributed tax-exempt income – net	$4,052,946	$—
Total undistributed earnings	4,052,946	—
Capital loss carryforwards*	(340,736,490)	(10,261,048)
Temporary differences	(6,479,515)	(384,165)
Unrealized gains (losses) – net	(1,920,929)	18,548,296
Total accumulated gains (losses) – net	$(345,083,988)	$7,903,083

	New Jersey	New York
Capital loss carryforwards*	$(7,369,650)	$(10,754,411)
Temporary differences	(409,061)	(2,512,139)
Unrealized gains – net	3,755,698	16,717,590
Total accumulated gains (losses) – net	$(4,023,013)	$3,451,040

*	As of September 30, 2014, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2015	2016	2017	2018	2019	Indefinite	Total
Short Duration	$—	$—	$—	$—	$—	$2,897,758	$2,897,758
Intermediate	—	—	—	—	—	4,599,948	4,599,948
AMT Free	—	—	—	—	—	1,212,009	1,212,009
National	—	—	—	11,663,983	—	22,982,564	34,646,547
High Yield	9,152,078	16,838,530	112,613,733	77,996,014	36,257,876	87,878,259	340,736,490
California	429,137	3,345	1,405,669	5,151,330	502,921	2,768,646	10,261,048
New Jersey	—	—	—	4,168,179	1,290,500	1,910,971	7,369,650
New York	—	—	1,280,143	5,906,184	2,268,803	1,299,281	10,754,411

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer post-October capital losses during fiscal 2014 as follows:

Short Duration	$6,036,195
Intermediate	6,905,102
AMT Free	3,459,739
National	9,701,032
High Yield	6,256,623
New Jersey	183,157
New York	1,649,462

Notes to Financial Statements (continued)

As of September 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain/(Loss)
Short Duration	$2,270,737,417	$34,367,551	$(3,027,295)	$31,340,256
Intermediate	3,038,662,793	168,310,249	(27,216,379)	141,093,870
AMT Free	129,455,728	7,607,531	(1,151,441)	6,456,090
National	1,643,633,253	135,454,795	(30,807,970)	104,646,825
High Yield	1,961,655,823	134,477,783	(136,398,712)	(1,920,929)
California	209,834,208	19,952,919	(1,404,623)	18,548,296
New Jersey	94,403,197	6,355,310	(2,599,612)	3,755,698
New York	294,287,590	19,305,868	(2,588,278)	16,717,590

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, and wash sales.

Permanent items identified during the fiscal year ended September 30, 2014 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed
	(Distributions
	in Excess of)	Accumulated
	Net Investment	Net Realized
	Income	Loss	Paid-in Capital
Short Duration	$(205,723)	$205,723	$—
Intermediate	(156,158)	156,158	—
AMT Free	(16,686)	16,686	—
National	(440,454)	440,454	—
High Yield	(337,329)	2,097,223	(1,759,894)
California	(16,033)	16,033	—
New Jersey	(7,887)	95,301	(87,414)
New York	(10,215)	572,777	(562,562)

The permanent differences are attributable to the tax treatment of accretion on market discount, the tax treatment of certain distributions and the expiration of capital loss carryforwards.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2014 were as follows:

	Purchases	Sales
Short Duration	$571,572,055	$684,667,020
Intermediate	583,822,586	818,515,809
AMT Free	65,764,567	78,908,250
National	780,867,319	849,560,215
High Yield	756,540,902	595,416,047
California	45,191,132	49,140,732
New Jersey	18,962,412	48,300,466
New York	63,139,716	86,784,317

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2014.

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2014 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2014, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain/(loss) and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal year ended September 30, 2014:

	Net Unrealized		Net Change in
	Appreciation	Net	Unrealized	Average
	(Depreciation) as of	Realized	Appreciation	Number of
	September 30, 2014	Gain (Loss)	(Depreciation)	Contracts*
Short Duration	$(259,616)	$30,866	$(259,616)	59
Intermediate	118,549	(1,424,448)	426,070	120
AMT Free	15,939	(144,600)	15,939	12
National	147,746	(4,917,568)	1,248,017	351
High Yield	142,133	(2,556,658)	1,059,979	253
California	—	(145,444)	65,346	9
New Jersey	8,886	(168,264)	96,407	14
New York	30,740	(879,232)	220,308	56

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2014.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

ASU 2011-11 and ASU 2013-01 require disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination

Notes to Financial Statements (continued)

of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of September 30, 2014, the Funds did not have assets or liabilities subject to the disclosure requirements of ASU 2011-11 and ASU 2013-01.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective June 30, 2014, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for each Fund in Other expenses in the Statements of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Funds and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

During the fiscal year ended September 30, 2014, the Funds did not utilize the Facility. A participating fund utilized the Facility during the year and fully repaid its borrowings.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

12.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free and High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on

Notes to Financial Statements (continued)

the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Year Ended		Year Ended
Short Duration	September 30, 2014		September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,026,790	$347,192,732	40,427,080	$642,925,053
Reinvestment of distributions	716,392	11,294,165	917,815	14,572,874
Shares reacquired	(38,823,757)	(611,693,371)	(41,978,110)	(666,124,307)
Decrease	(16,080,575)	$(253,206,474)	(633,215)	$(8,626,380)

Class C Shares
Shares sold	2,486,667	$39,185,973	6,098,242	$96,872,477
Reinvestment of distributions	63,689	1,003,935	83,037	1,319,056
Shares reacquired	(5,688,598)	(89,657,567)	(6,663,608)	(105,666,893)
Decrease	(3,138,242)	$(49,467,659)	(482,329)	$(7,475,360)

Class F Shares
Shares sold	24,325,891	$383,558,632	40,838,069	$648,324,294
Reinvestment of distributions	220,649	3,479,310	282,655	4,488,181
Shares reacquired	(23,674,134)	(373,064,820)	(37,007,827)	(587,157,501)
Increase	872,406	$13,973,122	4,112,897	$65,654,974

Class I Shares
Shares sold	3,208,113	$50,595,801	5,227,262	$82,454,947
Reinvestment of distributions	64,017	1,009,604	24,935	395,562
Shares reacquired	(2,319,983)	(36,592,996)	(2,402,569)	(38,131,149)
Increase	952,147	$15,012,409	2,849,628	$44,719,360

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Intermediate	September 30, 2014		September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	37,411,421	$397,184,192	73,834,189	$809,597,096
Converted from Class B*	14,360	152,534	24,921	270,660
Reinvestment of distributions	4,524,831	47,871,637	4,173,006	45,271,282
Shares reacquired	(79,246,763)	(838,707,072)	(91,435,385)	(985,095,405)
Decrease	(37,296,151)	$(393,498,709)	(13,403,269)	$(129,956,367)

Class B Shares
Shares sold	18,172	$192,983	48,010	$522,066
Reinvestment of distributions	7,679	81,054	6,043	65,556
Shares reacquired	(89,443)	(948,322)	(131,802)	(1,423,668)
Converted to Class A*	(14,372)	(152,534)	(24,943)	(270,660)
Decrease	(77,964)	$(826,819)	(102,692)	$(1,106,706)

Class C Shares
Shares sold	6,503,395	$69,045,506	17,160,063	$188,293,927
Reinvestment of distributions	1,088,525	11,490,545	865,592	9,374,231
Shares reacquired	(16,445,229)	(173,603,508)	(21,169,831)	(226,914,490)
Decrease	(8,853,309)	$(93,067,457)	(3,144,176)	$(29,246,332)

Class F Shares
Shares sold	52,421,102	$558,963,295	52,836,876	$578,923,973
Reinvestment of distributions	1,408,303	14,925,337	1,256,977	13,635,709
Shares reacquired	(38,721,092)	(408,059,376)	(60,041,670)	(643,628,093)
Increase (decrease)	15,108,313	$165,829,256	(5,947,817)	$(51,068,411)

Class I Shares
Shares sold	2,922,658	$31,038,936	3,793,533	$41,289,609
Reinvestment of distributions	95,408	1,014,054	59,182	642,548
Shares reacquired	(1,684,274)	(17,750,544)	(2,231,633)	(24,331,370)
Increase	1,333,792	$14,302,446	1,621,082	$17,600,787

Class P Shares
Reinvestment of distributions	48	$513	33.437	$358
Increase	48	$513	33.437	$358

		Year Ended		Year Ended
AMT Free	September 30, 2014		September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,271,455	$34,729,692	4,771,823	$78,414,729
Reinvestment of distributions	199,541	3,070,017	247,248	3,963,850
Shares reacquired	(3,743,122)	(56,884,521)	(4,985,348)	(79,318,161)
Increase (decrease)	(1,272,126)	$(19,084,812)	33,723	$3,060,418

Notes to Financial Statements (continued)

		Year Ended		Year Ended
AMT Free	September 30, 2014		September 30, 2013
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	336,919	$5,187,939	722,547	$11,927,539
Reinvestment of distributions	25,194	387,981	26,115	418,440
Shares reacquired	(381,528)	(5,774,565)	(546,636)	(8,626,986)
Increase (decrease)	(19,415)	$(198,645)	202,026	$3,718,993

Class F Shares
Shares sold	1,284,792	$19,839,205	1,322,162	$21,691,638
Reinvestment of distributions	23,909	369,350	37,137	598,767
Shares reacquired	(1,015,079)	(15,335,476)	(2,102,645)	(33,491,915)
Increase (decrease)	293,622	$4,873,079	(743,346)	$(11,201,510)

Class I Shares
Shares sold	3,201	$50,000	1,218	$20,000
Reinvestment of distributions	310	4,782	3,753	62,133
Shares reacquired	(22)	(349)	(508,734)	(8,219,791)
Increase (decrease)	3,489	$54,433	(503,763)	$(8,137,658)

		Year Ended		Year Ended
National	September 30, 2014		September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	16,962,742	$183,731,998	26,550,235	$305,968,554
Converted from Class B*	38,289	414,941	64,076	728,359
Reinvestment of distributions	4,542,344	49,574,969	4,876,144	55,115,049
Shares reacquired	(31,198,659)	(337,611,152)	(42,882,010)	(478,436,502)
Decrease	(9,655,284)	$(103,889,244)	(11,391,555)	$(116,624,540)

Class B Shares
Shares sold	9,226	$100,721	24,447	$281,007
Reinvestment of distributions	11,066	121,220	13,624	154,992
Shares reacquired	(97,567)	(1,067,750)	(133,874)	(1,496,893)
Converted to Class A*	(38,098)	(414,941)	(63,765)	(728,359)
Decrease	(115,373)	$(1,260,750)	(159,568)	$(1,789,253)

Class C Shares
Shares sold	2,302,753	$25,147,742	4,467,729	$51,718,089
Reinvestment of distributions	345,958	3,779,607	396,175	4,482,770
Shares reacquired	(3,906,885)	(42,148,340)	(6,871,545)	(76,530,016)
Decrease	(1,258,174)	$(13,220,991)	(2,007,641)	$(20,329,157)

Class F Shares
Shares sold	7,720,805	$84,881,499	6,886,175	$79,063,508
Reinvestment of distributions	254,355	2,784,009	286,662	3,242,014
Shares reacquired	(4,305,483)	(46,233,118)	(8,114,480)	(89,985,759)
Increase (decrease)	3,669,677	$41,432,390	(941,643)	$(7,680,237)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
National	September 30, 2014		September 30, 2013
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	117,269	$1,299,712	76,223	$884,418
Reinvestment of distributions	1,899	20,739	1,680	18,732
Shares reacquired	(38,309)	(403,257)	(16,832)	(179,066)
Increase	80,859	$917,194	61,071	$724,084

	Year Ended		Year Ended
High Yield	September 30, 2014		September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	36,134,777	$405,328,172	40,708,559	$481,261,804
Converted from Class B*	—	—	1,003	12,204
Reinvestment of distributions	4,134,575	46,610,954	4,316,702	50,978,450
Shares reacquired	(39,144,481)	(436,773,017)	(46,215,107)	(539,890,865)
Increase (decrease)	1,124,871	$15,166,109	(1,188,843)	$(7,638,407)

Class B Shares
Reinvestment of distributions	—	$—	6	$78
Shares reacquired	—	—	(3)	(44)
Converted to Class A*	—	—	(1,002)	(12,204)
Decrease	—	$—	(999)	$(12,170)

Class C Shares
Shares sold	6,419,458	$72,260,483	7,547,244	$91,004,457
Reinvestment of distributions	1,114,888	12,568,116	1,264,557	14,948,397
Shares reacquired	(9,893,035)	(109,970,652)	(15,655,364)	(183,113,266)
Decrease	(2,358,689)	$(25,142,053)	(6,843,563)	$(77,160,412)

Class F Shares
Shares sold	23,227,151	$263,400,653	19,096,685	$230,409,225
Reinvestment of distributions	734,264	8,321,461	725,875	8,590,763
Shares reacquired	(11,261,506)	(125,593,770)	(20,568,708)	(241,506,034)
Increase (decrease)	12,699,909	$146,128,344	(746,148)	$(2,506,046)

Class I Shares
Shares sold	8,828,191	$97,930,014	325,375	$3,920,159
Reinvestment of distributions	122,647	1,361,233	5,621	66,285
Shares reacquired	(6,943,332)	(77,612,728)	(260,895)	(3,116,006)
Increase	2,007,506	$21,678,519	70,101	$870,438

Class P Shares
Reinvestment of distributions	52.457	$588	48	$565
Increase	52.457	$588	48	$565

Notes to Financial Statements (continued)

	Year Ended		Year Ended
California	September 30, 2014		September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,470,533	$26,017,095	3,767,244	$40,401,981
Reinvestment of distributions	476,227	4,978,885	512,794	5,423,959
Shares reacquired	(3,736,782)	(38,647,381)	(5,608,736)	(58,454,980)
Decrease	(790,022)	$(7,651,401)	(1,328,698)	$(12,629,040)

Class C Shares
Shares sold	528,858	$5,531,894	909,491	$9,782,806
Reinvestment of distributions	69,264	724,127	76,201	806,615
Shares reacquired	(607,569)	(6,267,882)	(1,251,815)	(13,058,316)
Decrease	(9,447)	$(11,861)	(266,123)	$(2,468,895)

Class F Shares
Shares sold	966,790	$10,136,291	1,127,752	$12,121,904
Reinvestment of distributions	47,555	498,411	47,176	499,076
Shares reacquired	(859,788)	(8,863,120)	(1,123,161)	(11,731,883)
Increase	154,557	$1,771,582	51,767	$889,097

Class I Shares
Shares sold	735	$7,975	—	$—
Reinvestment of distributions	48	502	45	469
Increase	783	$8,477	45	$469

	Year Ended		Year Ended
New Jersey	September 30, 2014		September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,759,496	$8,427,409	3,764,261	$19,106,426
Reinvestment of distributions	544,864	2,613,204	634,657	3,142,480
Shares reacquired	(9,641,393)	(45,207,932)	(5,118,826)	(24,775,700)
Decrease	(7,337,033)	$(34,167,319)	(719,908)	$(2,526,794)

Class F Shares
Shares sold	949,031	$4,548,753	495,293	$2,499,625
Reinvestment of distributions	28,096	135,272	29,795	147,596
Shares reacquired	(618,115)	(2,914,503)	(958,148)	(4,582,960)
Increase (decrease)	359,012	$1,769,522	(433,060)	$(1,935,739)

Class I Shares
Reinvestment of distributions	99	$472	91	$451
Increase	99	$472	91	$451

	Year Ended		Year Ended
New York	September 30, 2014		September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,254,239	$35,195,226	6,157,810	$70,282,466
Reinvestment of distributions	614,684	6,688,208	712,573	7,934,450
Shares reacquired	(6,876,447)	(73,844,028)	(7,203,158)	(79,186,772)
Decrease	(3,007,524)	$(31,960,594)	(332,775)	$(969,856)

Notes to Financial Statements (concluded)

	Year Ended		Year Ended
New York	September 30, 2014		September 30, 2013
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	998,983	$10,881,968	912,372	$10,354,785
Reinvestment of distributions	74,254	807,294	77,383	860,498
Shares reacquired	(911,933)	(9,857,736)	(1,155,453)	(12,690,140)
Increase (decrease)	161,304	$1,831,526	(165,698)	$(1,474,857)

Class F Shares
Shares sold	1,050,494	$11,544,050	1,032,465	$11,720,929
Reinvestment of distributions	31,719	346,390	33,901	377,885
Shares reacquired	(804,617)	(8,657,154)	(924,924)	(10,157,826)
Increase	277,596	$3,233,286	141,442	$1,940,988

Class I Shares
Shares sold	—	$—	30,837	$350,000
Reinvestment of distributions	2,042	22,245	1,405	15,483
Shares reacquired	(92)	(992)	(96)	(1,083)
Increase	1,950	$21,253	32,146	$364,400

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Municipal Income Fund, Inc. and the Shareholders of Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund and Lord Abbett New York Tax-Free Income Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Municipal Income Fund, Inc. (the “Company”) comprising the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund (collectively, the “Funds”), as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

November 21, 2014

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.
Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009).
Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010).
Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).
Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009-2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978-2009); and Officer and Director of Trinsum Group, a holding company (2007-2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006	Partner and Director, joined Lord Abbett in 2006.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Senior Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2006 and was formerly Vice President and Legal Counsel at Credit Suisse Asset Management LLC and Associate at Willkie Farr & Gallagher LLP.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Philip B. Herman (1977)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly a Managing Director and Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended September 30, 2014 that is tax-exempt dividend income.

Short Duration	100%
Intermediate	99%
AMT Free	99%
National	98%
High Yield	97%
California	99%
New Jersey	99%
New York	100%

Additionally, of the distributions paid by Short Duration and Intermediate to shareholders during the fiscal year ended September 30, 2014, $1,909,036 and $21,275,393, respectively, represent long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett AMT Free Municipal Bond Fund
Lord Abbett National Tax-Free Income Fund
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett California Tax-Free Income Fund
Lord Abbett New Jersey Tax-Free Income Fund
Lord Abbett New York Tax-Free Income Fund

LATFI-2 (11/14)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2014 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2014 and 2013 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2014	2013
Audit Fees {a}	$323,700	$315,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$323,700	$315,000

Tax Fees {b}	$49,119	$48,150
All Other Fees	- 0 -	- 0 -

Total Fees	$372,819	$363,150

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2014 and 2013 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2014 and 2013 were:

	Fiscal year ended:
	2014	2013
All Other Fees {a}	$185,734	$180,602

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2014 and 2013 were:

	Fiscal year ended:
	2014		2013
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Daria L.Foster
Daria L. Foster
President and Chief Executive Officer
Date: November 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L.Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014